NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
36,668 shares (cost $608,222)	$452,481
Growth Fund - Class 1 (AFGF)
200,473 shares (cost $10,212,473)	10,981,915
High-Income Bond Fund - Class 1 (AFHY)
159,458 shares (cost $1,841,670)	1,785,924
U.S. Government/AAA - Rated Securities Fund-Class 1 (AFGC)
96,904 shares (cost $1,150,252)	1,220,019
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
5,904,621 shares (cost $79,558,414)	85,557,955
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
340,059 shares (cost $2,023,902)	2,234,188
U.S. Equity Flex I Portfolio (WSCP)
2,358,706 shares (cost $29,297,871)	33,611,561
VA International Equity Fund (HVIE)
18,154 shares (cost $255,868)	262,511
VA Situs Fund (HVSIT)
34,396 shares (cost $496,492)	515,603
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
977,990 shares (cost $4,423,381)	6,650,335
Janus Aspen Series - Balanced Portfolio-Service Shares (JABS)
440,555 shares (cost $12,212,781)	12,961,124
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,628,387 shares (cost $122,013,633)	127,864,349
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,808,719 shares (cost $8,548,337)	10,472,485
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
390,719 shares (cost $1,375,821)	2,211,471
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,936,575 shares (cost $131,495,224)	165,505,359
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
165,723 shares (cost $5,438,690)	9,287,109
Investors Growth Stock Series - Service Class (MIGSC)
1,123,665 shares (cost $10,504,535)	12,090,639
Value Series - Service Class (MVFSC)
26,501,019 shares (cost $260,239,912)	340,008,071
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
974,394 shares (cost $13,997,929)	15,034,895
Core Plus Fixed Income Portfolio - Class I (MSVFI)
197,956 shares (cost $1,962,092)	1,981,538
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,296,606 shares (cost $22,091,194)	22,943,091
Emerging Markets Debt Portfolio - Class I (MSEM)
491,823 shares (cost $3,886,087)	4,003,438
Emerging Markets Debt Portfolio - Class II (MSEMB)
139,475 shares (cost $1,098,842)	1,129,751
U.S. Real Estate Portfolio - Class I (MSVRE)
4,782 shares (cost $47,375)	61,735
U.S. Real Estate Portfolio - Class II (MSVREB)
701 shares (cost $6,691)	8,996
Managed Allocation Fund - Moderate Growth II (VFMG2)
427,890 shares (cost $4,226,902)	4,073,512
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
317,357 shares (cost $3,582,276)	3,481,406
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
4,565,837 shares (cost $63,743,834)	64,789,229
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,267,895 shares (cost $155,797,315)	159,440,714
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
123,307,386 shares (cost $1,985,845,883)	2,134,450,854
American Funds NVIT Bond Fund - Class II (GVABD2)
69,676,925 shares (cost $744,445,836)	770,626,786
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,138,925 shares (cost $109,372,454)	112,182,737

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Growth Fund - Class II (GVAGR2)
3,533,300 shares (cost $197,355,741)	191,822,872
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
21,414,701 shares (cost $694,139,443)	789,560,032
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,293,362 shares (cost $9,441,991)	8,859,528
Federated NVIT High Income Bond Fund - Class III (HIBF3)
13,984,122 shares (cost $91,015,363)	95,651,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
36,571 shares (cost $504,115)	482,368
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
152,530 shares (cost $2,004,081)	1,988,985
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,058,730 shares (cost $42,943,736)	40,283,469
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,842,331 shares (cost $61,171,820)	63,579,806
Gartmore NVIT International Equity Fund - Class I (GIG)
4,857 shares (cost $40,973)	43,667
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,674,657 shares (cost $28,144,281)	33,071,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,370,364 shares (cost $17,566,865)	21,262,164
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
194,719 shares (cost $2,579,542)	2,194,480
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
196,594 shares (cost $1,987,689)	2,217,577
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,882,407 shares (cost $84,026,795)	97,397,543
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,082,767 shares (cost $17,936,821)	18,515,802
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,036 shares (cost $1,616,901)	1,964,971
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
19,640,581 shares (cost $168,640,081)	203,083,611
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,459,088 shares (cost $19,871,439)	22,008,840
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
88,392,524 shares (cost $823,823,476)	921,934,021
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
128,570,001 shares (cost $1,142,606,600)	1,303,699,815
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
36,138,914 shares (cost $358,544,622)	377,651,654
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
128,444,054 shares (cost $1,177,583,676)	1,321,689,320
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,180,234 shares (cost $321,474,694)	379,893,332
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
38,305,999 shares (cost $367,986,091)	402,596,054
NVIT Core Bond Fund - Class I (NVCBD1)
222,804 shares (cost $2,378,683)	2,346,129
NVIT Core Bond Fund - Class II (NVCBD2)
13,779,370 shares (cost $141,383,365)	144,821,180
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2,448,479 shares (cost $27,082,400)	27,153,628
NVIT Fund - Class I (TRF)
15,914,138 shares (cost $160,521,438)	144,977,799
NVIT Fund - Class II (TRF2)
21,974,442 shares (cost $189,947,021)	199,308,192
NVIT Government Bond Fund - Class I (GBF)
39,166,969 shares (cost $459,638,141)	450,028,476
NVIT Growth Fund - Class I (CAF)
2,596,356 shares (cost $22,431,091)	36,193,205
NVIT International Index Fund - Class VIII (GVIX8)
1,873,092 shares (cost $14,623,260)	15,977,477
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
36,801,333 shares (cost $401,122,531)	341,516,366
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
21,055,350 shares (cost $257,047,492)	273,719,549

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
30,144,708 shares (cost $391,828,385)	429,562,083
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
37,043,765 shares (cost $365,342,301)	377,475,962
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
232,620,617 shares (cost $2,573,264,603)	2,456,473,718
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
142,743,954 shares (cost $1,644,664,533)	1,484,537,117
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
67,109,121 shares (cost $707,595,856)	699,277,036
NVIT Mid Cap Index Fund - Class I (MCIF)
5,393,489 shares (cost $92,476,098)	99,563,808
NVIT Money Market Fund - Class I (SAM)
566,434,186 shares (cost $566,434,186)	566,434,186
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,574,391 shares (cost $34,910,396)	44,737,547
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
20,264,615 shares (cost $169,734,231)	197,782,642
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
87,058 shares (cost $1,226,126)	884,506
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
755,310 shares (cost $10,473,074)	7,673,948
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,599,246 shares (cost $52,962,764)	56,608,382
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,245,114 shares (cost $11,260,255)	11,965,542
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,594,824 shares (cost $106,583,388)	130,374,366
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
427,112 shares (cost $3,790,990)	3,835,467
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,712,776 shares (cost $36,517,129)	42,226,471
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,187,530 shares (cost $149,869,663)	214,795,318
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
14,526,694 shares (cost $105,179,652)	153,401,891
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
30,274,328 shares (cost $254,871,002)	311,825,577
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
459,996 shares (cost $6,941,683)	7,097,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,062,002 shares (cost $14,947,297)	16,036,238
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,886,253 shares (cost $43,385,623)	40,611,341
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,414,565 shares (cost $18,570,127)	24,894,167
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,976,651 shares (cost $100,780,323)	89,878,321
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,748,390 shares (cost $44,423,987)	48,509,082
NVIT Multi-Sector Bond Fund - Class I (MSBF)
12,751,229 shares (cost $110,510,324)	109,405,549
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,340,352 shares (cost $75,409,451)	75,899,242
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
27,814,939 shares (cost $421,118,767)	422,508,929
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,783,349 shares (cost $298,593,573)	299,717,736
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,236,982 shares (cost $214,750,631)	228,509,391
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
12,442,675 shares (cost $103,877,861)	125,422,163
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,193,329 shares (cost $54,173,754)	70,626,499
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,889,493 shares (cost $53,771,659)	67,770,745
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,906,017 shares (cost $216,041,139)	200,547,389

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,540,068 shares (cost $16,876,413)	17,556,777
Low Duration Portfolio - Advisor Class (PMVLAD)
19,538,198 shares (cost $201,154,571)	203,978,788
V.I. Basic Value Fund - Series II (AVBV2)
1,378 shares (cost $8,072)	8,735
V.I. Capital Appreciation Fund - Series II (AVCA2)
324,228 shares (cost $8,232,828)	7,431,299
V.I. Capital Development Fund - Series II (AVCD2)
1,767,399 shares (cost $22,956,134)	23,011,531
VPS Growth and Income Portfolio - Class B (ALVGIB)
478,136 shares (cost $10,402,513)	8,133,095
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2,715,771 shares (cost $35,360,964)	45,815,052
Money Market Portfolio(TM) (CHSMM)
13,880,750 shares (cost $13,880,751)	13,880,750
VP Balanced Fund - Class I (ACVB)
5,979,924 shares (cost $38,557,189)	37,673,524
VP Capital Appreciation Fund - Class I (ACVCA)
8,778 shares (cost $86,050)	124,121
VP Income & Growth Fund - Class I (ACVIG)
2,498,301 shares (cost $16,736,267)	15,114,718
VP Income & Growth Fund - Class II (ACVIG2)
972,317 shares (cost $6,767,085)	5,882,519
VP Inflation Protection Fund - Class II (ACVIP2)
16,602,192 shares (cost $175,450,214)	184,118,309
VP International Fund - Class I (ACVI)
3,203 shares (cost $22,126)	27,418
VP International Fund - Class III (ACVI3)
27 shares (cost $185)	235
VP Mid Cap Value Fund - Class I (ACVMV1)
479,012 shares (cost $5,407,421)	6,773,233
VP Mid Cap Value Fund - Class II (ACVMV2)
4,207,516 shares (cost $48,435,015)	59,494,272
VP Ultra(R) Fund - Class II (ACVU2)
1,092 shares (cost $7,510)	10,137
VP Value Fund - Class I (ACVV)
3,617 shares (cost $20,499)	21,194
VP Value Fund - Class II (ACVV2)
1,225 shares (cost $7,081)	7,178
VP Vista(SM) Fund - Class I (ACVVS1)
493 shares (cost $5,649)	8,050
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,287,551 shares (cost $60,047,235)	76,708,120
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,242,944 shares (cost $213,021,442)	244,568,134
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,678,309 shares (cost $107,155,756)	109,245,789
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,508,169 shares (cost $33,292,755)	45,094,254
Appreciation Portfolio - Initial Shares (DCAP)
783,257 shares (cost $26,422,830)	27,758,613
Appreciation Portfolio - Service Shares (DCAPS)
1,107,221 shares (cost $35,755,980)	39,007,379
Developing Leaders Portfolio - Service Shares (DVDLS)
64,758 shares (cost $1,885,542)	1,956,349
Growth and Income Portfolio - Initial Shares (DGI)
777,658 shares (cost $15,175,282)	15,366,525
Capital Appreciation Fund II - Service Shares (FCA2S)
357,816 shares (cost $2,119,351)	2,290,024
Quality Bond Fund II - Primary Shares (FQB)
1,115,099 shares (cost $12,014,942)	12,879,399
Quality Bond Fund II - Service Shares (FQBS)
4,431,648 shares (cost $48,057,996)	50,963,949
Contrafund Portfolio - Service Class 2 (FC2)
2,310 shares (cost $48,769)	54,264
Equity-Income Portfolio - Initial Class (FEIP)
20,035,639 shares (cost $447,435,927)	381,077,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,383,063 shares (cost $13,694,852)	13,540,185
High Income Portfolio - Initial Class (FHIP)
10,901,055 shares (cost $63,164,519)	60,718,876
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
11,815,441 shares (cost $163,693,938)	171,796,513
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
8,840 shares (cost $182,972)	211,095
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,064,172 shares (cost $85,545,115)	81,039,584
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,881,400 shares (cost $172,682,452)	147,776,244
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
517,737 shares (cost $5,022,640)	5,488,008
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
8,558,951 shares (cost $89,764,622)	90,382,522
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
907,665 shares (cost $8,705,483)	9,603,099
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
21,473,986 shares (cost $220,125,940)	226,550,556
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
660,583 shares (cost $6,244,394)	6,737,950
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,256,241 shares (cost $23,450,496)	22,968,535
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
3 shares (cost $54)	54
VIP Fund - Growth Portfolio - Initial Class (FGP)
10,167,207 shares (cost $323,229,967)	377,101,708
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,711,681 shares (cost $61,728,441)	62,852,913
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,522,593 shares (cost $23,302,032)	25,100,394
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,327,451 shares (cost $28,566,782)	29,628,449
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
33,717,965 shares (cost $412,388,317)	424,846,357
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,082,073 shares (cost $29,942,965)	35,189,013
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,246,041 shares (cost $240,615,317)	264,945,309
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,198,023 shares (cost $69,740,485)	70,400,839
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,003,011 shares (cost $39,814,962)	33,510,376
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
235,394 shares (cost $4,186,357)	3,912,246
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,653,218 shares (cost $62,821,004)	60,205,040
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
820,288 shares (cost $6,002,299)	7,964,993
Franklin Income Securities Fund - Class 2 (FTVIS2)
8,624,345 shares (cost $136,375,313)	127,812,799
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,835,469 shares (cost $68,021,754)	72,183,520
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
10,199,330 shares (cost $104,231,634)	165,739,117
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,175,649 shares (cost $31,743,006)	35,662,537
Templeton Foreign Securities Fund - Class 2 (TIF2)
371,911 shares (cost $5,053,652)	5,314,607
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,170,573 shares (cost $64,539,896)	87,868,964
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,309,967 shares (cost $91,687,595)	103,438,149
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,188,711 shares (cost $14,933,641)	16,874,961
Growth Portfolio - I Class Shares (AMTG)
1,314 shares (cost $18,831)	24,448

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Partners Portfolio - I Class Shares (AMTP)
4,484 shares (cost $43,888)	50,533
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
507,629 shares (cost $5,613,722)	6,223,526
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,176,893 shares (cost $32,163,950)	32,348,629
Balanced Fund/VA - Non-Service Shares (OVMS)
4,189,535 shares (cost $62,916,908)	48,053,961
Capital Appreciation Fund/VA - Service Class (OVCAFS)
49 shares (cost $1,867)	1,979
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,040 shares (cost $72,902)	82,319
Core Bond Fund/VA - Non-Service Shares (OVB)
5,206,541 shares (cost $55,371,770)	40,246,564
Global Securities Fund/VA - Class 3 (OVGS3)
2,136,302 shares (cost $62,956,057)	65,157,220
Global Securities Fund/VA - Class 4 (OVGS4)
2,378,398 shares (cost $74,060,145)	71,542,216
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,341,094 shares (cost $101,260,951)	131,535,135
Global Securities Fund/VA - Service Class (OVGSS)
341,826 shares (cost $9,328,909)	10,268,452
High Income Fund/VA - Class 3 (OVHI3)
260,298 shares (cost $517,322)	557,038
High Income Fund/VA - Class 4 (OVHI4)
3,501,385 shares (cost $6,438,524)	7,562,993
High Income Fund/VA - Non-Service Shares (OVHI)
23,267 shares (cost $173,569)	49,560
High Income Fund/VA - Service Class (OVHIS)
1,615,688 shares (cost $12,163,099)	3,457,573
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
620,940 shares (cost $12,874,635)	12,965,224
Main Street Fund(R)/VA - Service Class (OVGIS)
12,019,940 shares (cost $236,676,314)	248,932,957
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
230,342 shares (cost $3,075,292)	4,067,846
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,637,572 shares (cost $27,846,459)	46,157,507
MidCap Fund/VA - Non-Service Shares (OVAG)
211,529 shares (cost $9,969,071)	9,846,658
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
216,131 shares (cost $4,419,417)	3,507,803
Putnam VT International Equity Fund - IB Shares (PVTIGB)
53,146 shares (cost $784,797)	626,064
Putnam VT Voyager Fund - IB Shares (PVTVB)
103,419 shares (cost $3,156,754)	3,998,163
Diversified Stock Fund Class A Shares (VYDS)
53,860 shares (cost $489,069)	526,751
Blue Chip Growth Portfolio - II (TRBCG2)
340 shares (cost $3,560)	3,745
Equity Income Portfolio - II (TREI2)
276 shares (cost $5,098)	5,489
Health Sciences Portfolio - II (TRHS2)
218,473 shares (cost $2,870,156)	3,176,600
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
497,403 shares (cost $5,701,367)	5,983,758
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,021,165 shares (cost $11,895,394)	12,284,618
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,651,822 shares (cost $17,177,007)	23,340,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,696,025 shares (cost $24,640,095)	23,981,795
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,427,045 shares (cost $45,720,462)	53,771,040
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
904,801 shares (cost $23,043,024)	34,083,862
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
7,849,168 shares (cost $71,787,910)	77,797,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
5,310 shares (cost $24,964)	27,978
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,881 shares (cost $32,063)	40,017
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
18,450 shares (cost $251,354)	339,847
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,356,156 shares (cost $23,559,951)	27,017,059
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,081 shares (cost $9,367)	9,765
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
26,361 shares (cost $273,083)	274,422
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,583 shares (cost $48,842)	61,981

Total Investments	$26,665,645,347
Accounts Receivable - VP International Fund - Class III (ACVI3)	57
Accounts Payable	(118,850)

$26,665,526,554

Contract Owners’ Equity:
Accumulation units	26,656,927,762
Contracts in payout (annuitization) period (note 1f)	8,598,792

Total Contract Owners’ Equity (note 5)	$26,665,526,554

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3
Reinvested dividends	$335,727,159	4,392	-	98,696	132,078	24,638	895,596	1,510
Mortality and expense risk charges (note 2)	(375,497,849)	(1,970)	(4,751)	(134,886)	(17,719)	(17,540)	(843,706)	(20,597)

Net investment income (loss)	(39,770,690)	2,422	(4,751)	(36,190)	114,359	7,098	51,890	(19,087)

Realized gain (loss) on investments	(411,632,210)	(37,818)	(52,335)	41,929	393,524	8,620	248,062	(2,233)
Change in unrealized gain (loss) on investments	2,832,478,785	37,177	128,460	1,696,018	(300,617)	41,511	4,945,273	191,961

Net gain (loss) on investments	2,420,846,575	(641)	76,125	1,737,947	92,907	50,131	5,193,335	189,728

Reinvested capital gains	116,160,217	-	-	-	-	6,086	486,456	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,497,236,102	1,781	71,374	1,701,757	207,266	63,315	5,731,681	170,641

Investment Activity:	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$49,699	-	-	74,272	333,416	269,921	-	-
Mortality and expense risk charges (note 2)	(441,122)	(228)	(445)	(82,515)	(186,446)	(1,748,359)	(81,967)	(29,251)

Net investment income (loss)	(391,423)	(228)	(445)	(8,243)	146,970	(1,478,438)	(81,967)	(29,251)

Realized gain (loss) on investments	1,626,667	(11)	(143)	382,519	287,704	563,537	233,178	164,380
Change in unrealized gain (loss) on investments	2,749,412	6,643	19,111	841,739	415,208	7,307,648	1,355,173	299,684

Net gain (loss) on investments	4,376,079	6,632	18,968	1,224,258	702,912	7,871,185	1,588,351	464,064

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,984,656	6,404	18,523	1,216,015	849,882	6,392,747	1,506,384	434,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$1,002,331	46,903	35,734	5,071,897	-	120,000	1,242,675	175,438
Mortality and expense risk charges (note 2)	(2,637,116)	(124,354)	(198,552)	(6,542,888)	(59,679)	(27,493)	(397,273)	(56,421)

Net investment income (loss)	(1,634,785)	(77,451)	(162,818)	(1,470,991)	(59,679)	92,507	845,402	119,017

Realized gain (loss) on investments	(23,243,130)	1,087,912	196,227	(1,638,522)	11,359	(79,391)	(125,112)	(27,641)
Change in unrealized gain (loss) on investments	56,759,658	860,732	1,109,650	32,748,631	1,036,966	101,893	507,809	252,089

Net gain (loss) on investments	33,516,528	1,948,644	1,305,877	31,110,109	1,048,325	22,502	382,697	224,448

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,881,743	1,871,193	1,143,059	29,639,118	988,646	115,009	1,228,099	343,465

Investment Activity:	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

Reinvested dividends	$52,982	835	216	27,367	195,233	99,684	279,695	20,742,473
Mortality and expense risk charges (note 2)	(18,784)	(635)	(142)	(58,036)	(45,790)	(51,291)	(265,117)	(25,877,768)

Net investment income (loss)	34,198	200	74	(30,669)	149,443	48,393	14,578	(5,135,295)

Realized gain (loss) on investments	5,959	3,911	2,396	(110,405)	51,578	26,972	325,842	(313,653)
Change in unrealized gain (loss) on investments	63,280	7,685	211	494,316	(66,561)	1,045,072	3,426,235	192,526,853

Net gain (loss) on investments	69,239	11,596	2,607	383,911	(14,983)	1,072,044	3,752,077	192,213,200

Reinvested capital gains	-	-	-	-	80,474	136,535	410,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,437	11,796	2,681	353,242	214,934	1,256,972	4,177,293	187,077,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2
Reinvested dividends	$11,598,088	721,695	254,253	4,971,346	799,192	6,679,543	266	-
Mortality and expense risk charges (note 2)	(11,352,105)	(1,454,515)	(2,462,473)	(10,580,002)	(147,273)	(1,118,110)	(6,714)	(29,964)

Net investment income (loss)	245,983	(732,820)	(2,208,220)	(5,608,656)	651,919	5,561,433	(6,448)	(29,964)

Realized gain (loss) on investments	(2,237,351)	(1,266,938)	(2,860,535)	(6,507,905)	(500,730)	6,533,437	2,167	(13,047)
Change in unrealized gain (loss) on investments	24,268,332	11,859,553	31,280,307	79,624,930	889,712	(4,262,834)	73,524	288,441

Net gain (loss) on investments	22,030,981	10,592,615	28,419,772	73,117,025	388,982	2,270,603	75,691	275,394

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,276,964	9,859,795	26,211,552	67,508,369	1,040,901	7,832,036	69,243	245,430

Investment Activity:	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
Reinvested dividends	$25,788	-	2,258	24,452	399	301,937	164,917	21,858
Mortality and expense risk charges (note 2)	(503,737)	(851,822)	(1,601)	(14,111)	(507)	(426,663)	(285,132)	(29,574)

Net investment income (loss)	(477,949)	(851,822)	657	10,341	(108)	(124,726)	(120,215)	(7,716)

Realized gain (loss) on investments	(5,692,588)	(6,484,858)	(153,050)	(1,089,826)	5,082	(3,948,851)	1,279,970	(508,522)
Change in unrealized gain (loss) on investments	11,188,499	14,671,480	139,351	953,426	(1,698)	7,497,128	1,475,501	697,776

Net gain (loss) on investments	5,495,911	8,186,622	(13,699)	(136,400)	3,384	3,548,277	2,755,471	189,254

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,017,962	7,334,800	(13,042)	(126,059)	3,276	3,423,551	2,635,256	181,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$14,527	189,927	26,743	13,731	1,393,206	46,662	5,536,245	5,600,614
Mortality and expense risk charges (note 2)	(19,247)	(1,295,035)	(280,006)	(21,124)	(4,546,873)	(220,453)	(10,547,133)	(12,821,507)

Net investment income (loss)	(4,720)	(1,105,108)	(253,263)	(7,393)	(3,153,667)	(173,791)	(5,010,888)	(7,220,893)

Realized gain (loss) on investments	20,289	2,182,069	1,795,186	(76,499)	(10,821,321)	(61,849)	-	(1,058,755)
Change in unrealized gain (loss) on investments	195,256	3,233,777	(1,423,865)	407,623	58,521,859	843,954	65,214,174	115,236,041

Net gain (loss) on investments	215,545	5,415,846	371,321	331,124	47,700,538	782,105	65,214,174	114,177,286

Reinvested capital gains	-	8,019,402	1,483,066	-	-	1,545,023	-	38,876

Net increase (decrease) in contract owners’ equity resulting from operations	$210,825	12,330,140	1,601,124	323,731	44,546,871	2,153,337	60,203,286	106,995,269

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$3,400,204	6,328,813	1,267,136	2,669,846	69,433	4,291,983	544,176	1,413,269
Mortality and expense risk charges (note 2)	(4,460,060)	(12,108,640)	(3,598,773)	(4,135,320)	(36,395)	(3,645,017)	(340,180)	(1,869,778)

Net investment income (loss)	(1,059,856)	(5,779,827)	(2,331,637)	(1,465,474)	33,038	646,966	203,996	(456,509)

Realized gain (loss) on investments	2,738,635	(189,243)	(1,431,640)	(60,696)	115,093	4,919,162	501,432	(9,679,061)
Change in unrealized gain (loss) on investments	8,641,609	102,370,642	37,100,913	22,752,140	(13,961)	3,734,489	(215,740)	25,809,410

Net gain (loss) on investments	11,380,244	102,181,399	35,669,273	22,691,444	101,132	8,653,651	285,692	16,130,349

Reinvested capital gains	4,894,609	-	-	629,895	23,410	1,597,585	605,884	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,214,997	96,401,572	33,337,636	21,855,865	157,580	10,898,202	1,095,572	15,673,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6
Reinvested dividends	$1,693,739	2,241	6,974	15,890,446	210,565	3,223	13,847	38,460
Mortality and expense risk charges (note 2)	(4,515,024)	(3,237)	(8,501)	(9,024,000)	(451,452)	(6,355)	(18,981)	(80,862)

Net investment income (loss)	(2,821,285)	(996)	(1,527)	6,866,446	(240,887)	(3,132)	(5,134)	(42,402)

Realized gain (loss) on investments	(80,236,091)	(417,402)	208,774	12,947,598	964,925	(107,257)	(30,704)	(19,712)
Change in unrealized gain (loss) on investments	106,205,805	427,835	(174,814)	(16,894,962)	4,820,374	126,131	98,729	235,901

Net gain (loss) on investments	25,969,714	10,433	33,960	(3,947,364)	5,785,299	18,874	68,025	216,189

Reinvested capital gains	-	-	-	16,973,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,148,429	9,437	32,433	19,892,405	5,544,412	15,742	62,891	173,787

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$277,611	5,800,417	1,793,074	2,874,926	7,159,524	43,363,672	26,187,458	13,396,296
Mortality and expense risk charges (note 2)	(201,703)	(6,522,671)	(2,150,215)	(3,540,728)	(5,220,197)	(39,400,825)	(24,095,041)	(11,215,207)

Net investment income (loss)	75,908	(722,254)	(357,141)	(665,802)	1,939,327	3,962,847	2,092,417	2,181,089

Realized gain (loss) on investments	(1,535,452)	(28,332,215)	314,373	-	(1,083,406)	(5,445,074)	(23,249,284)	(1,137,506)
Change in unrealized gain (loss) on investments	2,350,871	68,312,440	14,957,141	32,879,135	12,559,582	201,544,115	168,825,643	40,907,646

Net gain (loss) on investments	815,419	39,980,225	15,271,514	32,879,135	11,476,176	196,099,041	145,576,359	39,770,140

Reinvested capital gains	-	-	439,463	666,586	881,635	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$891,327	39,257,971	15,353,836	32,879,919	14,297,138	200,061,888	147,668,776	41,951,229

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Reinvested dividends	$3,630	1,122,788	756	324,369	1,025,092	17,513	166,551	1,128,943
Mortality and expense risk charges (note 2)	(11,956)	(1,312,875)	(8,911,540)	(586,215)	(4,074,609)	(14,369)	(102,029)	(763,584)

Net investment income (loss)	(8,326)	(190,087)	(8,910,784)	(261,846)	(3,049,517)	3,144	64,522	365,359

Realized gain (loss) on investments	(1,063,613)	(2,003,839)	-	1,184,777	(12,445,712)	(82,171)	(1,215,017)	(531,169)
Change in unrealized gain (loss) on investments	1,188,044	21,773,133	-	4,159,962	42,786,867	111,040	1,453,894	3,409,451

Net gain (loss) on investments	124,431	19,769,294	-	5,344,739	30,341,155	28,869	238,877	2,878,282

Reinvested capital gains	-	101,280	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,105	19,680,487	(8,910,784)	5,082,893	27,291,638	32,013	303,399	3,243,641

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$5,583	-	19,270	206,891	-	-	4,181,447	-
Mortality and expense risk charges (note 2)	(118,449)	(2,664,124)	(34,421)	(616,332)	(2,593,143)	(2,759,734)	(5,207,896)	(73,557)

Net investment income (loss)	(112,866)	(2,664,124)	(15,151)	(409,441)	(2,593,143)	(2,759,734)	(1,026,449)	(73,557)

Realized gain (loss) on investments	383,728	20,125,584	(87,586)	1,416,626	5,405,112	(11,158,149)	(2,783,334)	(446,556)
Change in unrealized gain (loss) on investments	260,056	(8,950,436)	44,478	1,538,284	42,024,705	49,733,263	42,034,588	1,735,974

Net gain (loss) on investments	643,784	11,175,148	(43,108)	2,954,910	47,429,817	38,575,114	39,251,254	1,289,418

Reinvested capital gains	440,757	5,742,403	129,945	1,765,438	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$971,675	14,253,427	71,686	4,310,907	44,836,674	35,815,380	52,162,785	1,215,861

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC
Reinvested dividends	$-	220,265	102,539	236,110	25,789	6,104,495	1,023,049	-
Mortality and expense risk charges (note 2)	(183,590)	(495,834)	(365,689)	(1,115,596)	(640,032)	(1,431,677)	(1,261,179)	(689)

Net investment income (loss)	(183,590)	(275,569)	(263,150)	(879,486)	(614,243)	4,672,818	(238,130)	(689)

Realized gain (loss) on investments	(1,095,952)	(2,652,184)	(4,865,702)	(7,211,594)	(3,986,958)	(1,231,851)	795,813	9,952
Change in unrealized gain (loss) on investments	3,840,433	11,264,017	10,430,506	25,989,387	13,852,684	3,774,161	(125,786)	(6,131)

Net gain (loss) on investments	2,744,481	8,611,833	5,564,804	18,777,793	9,865,726	2,542,310	670,027	3,821

Reinvested capital gains	-	-	-	-	-	-	141,285	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,891	8,336,264	5,301,654	17,898,307	9,251,483	7,215,128	573,182	3,132

Investment Activity:	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$-	-	-	-	-	19,981	17,285	5,027,866
Mortality and expense risk charges (note 2)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(339,333)	(331,193)	(4,830,451)

Net investment income (loss)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(319,352)	(313,908)	197,415

Realized gain (loss) on investments	(60,911)	1,214,804	2,044,593	(2,328,913)	(555,337)	22,550	613,954	23,326,986
Change in unrealized gain (loss) on investments	80,698	(1,134,325)	(1,591,794)	3,037,621	670,829	1,370,722	1,017,862	(44,174,253)

Net gain (loss) on investments	19,787	80,479	452,799	708,708	115,492	1,393,272	1,631,816	(20,847,267)

Reinvested capital gains	-	-	-	-	-	116,357	100,130	31,669,310

Net increase (decrease) in contract owners’ equity resulting from operations	$16,268	59,203	377,462	631,577	105,407	1,190,277	1,418,038	11,019,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2
Reinvested dividends	$1,610,887	1,259,701	998,299	11,807,050	180,026	2,929,522	29	36,807
Mortality and expense risk charges (note 2)	(2,179,963)	(886,957)	(898,514)	(4,206,334)	(207,708)	(3,233,337)	(151)	(120,228)

Net investment income (loss)	(569,076)	372,744	99,785	7,600,716	(27,682)	(303,815)	(122)	(83,421)

Realized gain (loss) on investments	(8,484,501)	3,034,529	2,312,063	(12,374,159)	238,768	638,544	717	(440,367)
Change in unrealized gain (loss) on investments	24,057,433	7,676,131	6,600,077	13,669,559	939,618	5,115,871	(175)	1,408,817

Net gain (loss) on investments	15,572,932	10,710,660	8,912,140	1,295,400	1,178,386	5,754,415	542	968,450

Reinvested capital gains	-	5,350,740	5,130,076	-	141,853	660,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,003,856	16,434,144	14,142,001	8,896,116	1,292,557	6,111,460	420	885,029

Investment Activity:	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	84,034	1,454	714,032	-	223,918	74,971
Mortality and expense risk charges (note 2)	(332,638)	(126,864)	(520,597)	(144,346)	(511,449)	(1,399)	(198,136)	(89,106)

Net investment income (loss)	(332,638)	(126,864)	(436,563)	(142,892)	202,583	(1,399)	25,782	(14,135)

Realized gain (loss) on investments	(2,174,243)	(910,604)	(11,190)	-	233,150	5,489	(625,517)	(338,254)
Change in unrealized gain (loss) on investments	5,734,180	1,849,385	7,556,809	-	3,209,906	23,507	2,361,543	1,029,127

Net gain (loss) on investments	3,559,937	938,781	7,545,619	-	3,443,056	28,996	1,736,026	690,873

Reinvested capital gains	-	-	-	5,376	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,227,299	811,917	7,109,056	(137,516)	3,645,639	27,597	1,761,808	676,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2
Reinvested dividends	$2,791,394	731	8	136,437	1,039,565	48	858,546	1,023,217
Mortality and expense risk charges (note 2)	(2,619,843)	(387)	(4)	(80,227)	(769,689)	(167)	(707,299)	(1,074,562)

Net investment income (loss)	171,551	344	4	56,210	269,876	(119)	151,247	(51,345)

Realized gain (loss) on investments	701,064	1,450	23	98,575	(25,351)	895	(15,631,317)	(13,226,299)
Change in unrealized gain (loss) on investments	4,545,535	984	2	802,531	7,656,068	593	20,600,805	19,807,264

Net gain (loss) on investments	5,246,599	2,434	25	901,106	7,630,717	1,488	4,969,488	6,580,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,418,150	2,778	29	957,316	7,900,593	1,369	5,120,735	6,529,620

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$-	-	276,821	4,277,296	1,524,338	380,719	551,493	463,780
Mortality and expense risk charges (note 2)	(101)	(1)	(898,639)	(3,195,980)	(1,445,078)	(572,581)	(336,321)	(441,716)

Net investment income (loss)	(101)	(1)	(621,818)	1,081,316	79,260	(191,862)	215,172	22,064

Realized gain (loss) on investments	564	(40)	(11,286,627)	6,057,062	(871,161)	(774,588)	(209,369)	(281,883)
Change in unrealized gain (loss) on investments	1,137	-	26,527,117	22,351,997	13,240,912	6,371,680	3,312,741	4,370,941

Net gain (loss) on investments	1,701	(40)	15,240,490	28,409,059	12,369,751	5,597,092	3,103,372	4,089,058

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,600	(41)	14,618,672	29,490,375	12,449,011	5,405,230	3,318,544	4,111,122

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2
Reinvested dividends	$9,480	170,893	13,291	15,757	195,276	653,025	2,597,070	112,912
Mortality and expense risk charges (note 2)	(19,751)	(191,215)	(33,172)	(2,759)	(18,714)	(177,619)	(865,066)	(3,281,212)

Net investment income (loss)	(10,271)	(20,322)	(19,881)	12,998	176,562	475,406	1,732,004	(3,168,300)

Realized gain (loss) on investments	(246,444)	197,362	38,153	(376,860)	(378,818)	133,379	102,628	(69,631,655)
Change in unrealized gain (loss) on investments	651,736	2,119,622	191,867	395,018	259,775	295,834	1,639,326	100,383,820

Net gain (loss) on investments	405,292	2,316,984	230,020	18,158	(119,043)	429,213	1,741,954	30,752,165

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$395,021	2,296,662	210,139	31,156	57,519	904,619	3,473,958	27,583,888

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S
Reinvested dividends	$6,530,344	36,196	4,548,265	2,792,421	182,016	258,082	2,170,639	107,585
Mortality and expense risk charges (note 2)	(4,979,441)	(205,208)	(839,612)	(2,242,095)	(4,495,812)	(1,112,941)	(1,976,880)	(70,782)

Net investment income (loss)	1,550,903	(169,012)	3,708,653	550,326	(4,313,796)	(854,859)	193,759	36,803

Realized gain (loss) on investments	(20,414,460)	(1,182,072)	(1,264,493)	(3,423,574)	(18,555,775)	(6,920,480)	(2,745,307)	(278,312)
Change in unrealized gain (loss) on investments	65,912,237	4,154,865	4,797,748	22,330,240	68,716,596	18,950,653	19,212,224	741,465

Net gain (loss) on investments	45,497,777	2,972,793	3,533,255	18,906,666	50,160,821	12,030,173	16,466,917	463,153

Reinvested capital gains	-	-	-	839,890	97	-	-	98,549

Net increase (decrease) in contract owners’ equity resulting from operations	$47,048,680	2,803,781	7,241,908	20,296,882	45,847,122	11,175,314	16,660,676	598,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
Reinvested dividends	$1,675,740	189,814	4,258,903	119,246	383,943	-	936,132	16,421
Mortality and expense risk charges (note 2)	(1,223,390)	(108,832)	(2,503,058)	(74,387)	(353,530)	(175,200)	(4,602,488)	(755,515)

Net investment income (loss)	452,350	80,982	1,755,845	44,859	30,413	(175,200)	(3,666,356)	(739,094)

Realized gain (loss) on investments	(494,859)	(430,284)	(207,823)	(482,715)	(678,649)	2,696,753	(15,781,781)	(1,666,959)
Change in unrealized gain (loss) on investments	6,309,170	1,325,951	18,687,982	1,171,591	3,123,165	322,636	89,947,399	12,467,308

Net gain (loss) on investments	5,814,311	895,667	18,480,159	688,876	2,444,516	3,019,389	74,165,618	10,800,349

Reinvested capital gains	1,466,028	68,157	1,435,518	45,140	156,478	-	1,155,600	176,958

Net increase (decrease) in contract owners’ equity resulting from operations	$7,732,689	1,044,806	21,671,522	778,875	2,631,407	2,844,189	71,654,862	10,238,213

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2
Reinvested dividends	$1,903,596	1,041,550	14,312,860	80,504	285,989	914,209	437,645	42,219
Mortality and expense risk charges (note 2)	(311,330)	(420,073)	(8,892,884)	(341,332)	(3,464,198)	(889,681)	(421,100)	(52,457)

Net investment income (loss)	1,592,266	621,477	5,419,976	(260,828)	(3,178,209)	24,528	16,545	(10,238)

Realized gain (loss) on investments	3,777,050	491,823	10,522,262	(739,010)	(3,955,894)	368,813	(360,401)	(35,698)
Change in unrealized gain (loss) on investments	(2,761,427)	467,549	9,738,715	7,173,888	58,356,537	6,620,606	3,609,263	435,592

Net gain (loss) on investments	1,015,623	959,372	20,260,977	6,434,878	54,400,643	6,989,419	3,248,862	399,894

Reinvested capital gains	-	325,830	4,715,302	87,760	710,996	124,665	59,679	6,998

Net increase (decrease) in contract owners’ equity resulting from operations	$2,607,889	1,906,679	30,396,255	6,261,810	51,933,430	7,138,612	3,325,086	396,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$662,793	31,618	7,697,887	1,102,792	1,461,790	531,915	97,800	1,407,439
Mortality and expense risk charges (note 2)	(818,081)	(99,649)	(1,791,374)	(1,109,992)	(3,030,576)	(514,601)	(77,310)	(1,379,488)

Net investment income (loss)	(155,288)	(68,031)	5,906,513	(7,200)	(1,568,786)	17,314	20,490	27,951

Realized gain (loss) on investments	(5,340,828)	(1,245,208)	(2,825,865)	(274,493)	6,312,921	(5,077,579)	23,162	(2,834,134)
Change in unrealized gain (loss) on investments	11,614,533	2,827,530	9,287,109	11,999,565	32,414,932	9,737,861	280,684	8,258,267

Net gain (loss) on investments	6,273,705	1,582,322	6,461,244	11,725,072	38,727,853	4,660,282	303,846	5,424,133

Reinvested capital gains	107,480	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,225,897	1,514,291	12,367,757	11,717,872	37,159,067	4,677,596	324,336	5,452,084

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$1,195,149	340,623	-	-	316	-	10,188	700,445
Mortality and expense risk charges (note 2)	(1,305,210)	(238,650)	(232)	(3)	(453)	(62,280)	(420,002)	(651,507)

Net investment income (loss)	(110,061)	101,973	(232)	(3)	(137)	(62,280)	(409,814)	48,938

Realized gain (loss) on investments	873,615	356,290	17,863	(95)	452	(728,803)	(1,214,608)	(3,653,058)
Change in unrealized gain (loss) on investments	9,212,709	992,127	(7,856)	(1)	6,082	1,375,485	7,053,405	8,793,270

Net gain (loss) on investments	10,086,324	1,348,417	10,007	(96)	6,534	646,682	5,838,797	5,140,212

Reinvested capital gains	217,667	1,277	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,193,930	1,451,667	9,775	(99)	6,397	584,402	5,428,983	5,189,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3
Reinvested dividends	$-	79,269	786,413	918,802	805,347	1,880,962	136,139	31,310
Mortality and expense risk charges (note 2)	(544,386)	(537,277)	(566,832)	(833,722)	(967,912)	(1,720,345)	(151,398)	(8,311)

Net investment income (loss)	(544,386)	(458,008)	219,581	85,080	(162,565)	160,617	(15,259)	22,999

Realized gain (loss) on investments	2,014,524	5,202,460	(3,620,686)	556,222	(1,000,580)	8,201,720	144,851	90,896
Change in unrealized gain (loss) on investments	541,792	(2,127,409)	7,422,046	7,723,897	9,908,518	8,742,885	1,187,915	(24,700)

Net gain (loss) on investments	2,556,316	3,075,051	3,801,360	8,280,119	8,907,938	16,944,605	1,332,766	66,196

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,011,930	2,617,043	4,020,941	8,365,199	8,745,373	17,105,222	1,317,507	89,195

Investment Activity:	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$385,840	2,839	214,215	148,893	2,828,419	29,078	152,212	-
Mortality and expense risk charges (note 2)	(110,862)	(593)	(52,971)	(172,326)	(5,267,460)	(53,707)	(602,145)	(110,071)

Net investment income (loss)	274,978	2,246	161,244	(23,433)	(2,439,041)	(24,629)	(449,933)	(110,071)

Realized gain (loss) on investments	804,994	(4,627)	(2,094,904)	(87,059)	(42,293,327)	385,397	1,139,444	(242,080)
Change in unrealized gain (loss) on investments	(217,501)	8,272	2,350,135	1,818,433	79,731,748	405,776	7,061,131	2,324,724

Net gain (loss) on investments	587,493	3,645	255,231	1,731,374	37,438,421	791,173	8,200,575	2,082,644

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$862,471	5,891	416,475	1,707,941	34,999,380	766,544	7,750,642	1,972,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2
Reinvested dividends	$56,225	22,845	45,058	3,674	-	892,439	-	3
Mortality and expense risk charges (note 2)	(55,958)	(9,253)	(56,268)	(6,983)	(570,283)	(1,095,991)	(14,972)	(1)

Net investment income (loss)	267	13,592	(11,210)	(3,309)	(570,283)	(203,552)	(14,972)	2

Realized gain (loss) on investments	(531,838)	(25,323)	175,040	(25,447)	6,828,427	(6,757,262)	(4,892)	-
Change in unrealized gain (loss) on investments	925,398	58,937	433,795	77,984	(1,858,084)	14,634,695	306,444	-

Net gain (loss) on investments	393,560	33,614	608,835	52,537	4,970,343	7,877,433	301,552	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$393,827	47,206	597,625	49,228	4,400,060	7,673,881	286,580	2

Investment Activity:	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP
Reinvested dividends	$234,216	471,277	120,224	131,618	108,870	118,103	589,792	-
Mortality and expense risk charges (note 2)	(85,399)	(172,160)	(258,382)	(290,734)	(469,271)	(405,070)	(887,188)	(37)

Net investment income (loss)	148,817	299,117	(138,158)	(159,116)	(360,401)	(286,967)	(297,396)	(37)

Realized gain (loss) on investments	(33,954)	(119,580)	(1,653,517)	(1,847,822)	(481,359)	3,549,813	1,312,225	2
Change in unrealized gain (loss) on investments	190,809	428,734	6,149,883	7,028,655	11,218,034	4,258,555	4,373,525	3,014

Net gain (loss) on investments	156,855	309,154	4,496,366	5,180,833	10,736,675	7,808,368	5,685,750	3,016

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$305,672	608,271	4,358,208	5,021,717	10,376,274	7,521,401	5,388,354	2,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$-	760	32	2,201	-	142	9,168	-
Mortality and expense risk charges (note 2)	(465)	(1,067)	(1,378)	(4,060)	(341,943)	(105)	(3,395)	(576)

Net investment income (loss)	(465)	(307)	(1,346)	(1,859)	(341,943)	37	5,773	(576)

Realized gain (loss) on investments	9,707	(7,407)	-	15,502	1,582,023	(317)	235	2,697
Change in unrealized gain (loss) on investments	1,944	(2,793)	-	51,989	2,464,303	1,821	1,419	13,139

Net gain (loss) on investments	11,651	(10,200)	-	67,491	4,046,326	1,504	1,654	15,836

Reinvested capital gains	-	-	-	-	-	-	7,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,186	(10,507)	(1,346)	65,632	3,704,383	1,541	14,816	15,260

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		ALBS		ALMCS		AFGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(39,770,690)	49,602,881	2,422	3,700	(4,751)	(3,645)	(36,190)	(43,108)
Realized gain (loss) on investments	(411,632,210)	(1,638,769,490)	(37,818)	(12,724)	(52,335)	(45,009)	41,929	(359,600)
Change in unrealized gain (loss) on investments	2,832,478,785	5,024,146,648	37,177	57,489	128,460	187,323	1,696,018	3,503,727
Reinvested capital gains	116,160,217	266,022,593	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,497,236,102	3,701,002,632	1,781	48,465	71,374	138,669	1,701,757	3,101,019

Equity transactions:
Purchase payments received from contract owners (note 3)	4,997,174,244	3,692,844,513	-	-	-	-	25,162	25,996
Transfers between funds	-	-	(221,780)	7,072	(1,329)	31,665	(248,274)	(166,604)
Redemptions (note 3)	(2,213,555,252)	(1,877,272,449)	(301)	(8,320)	(50,237)	(5,564)	(782,185)	(1,525,292)
Annuity benefits	(1,798,113)	(1,682,121)	-	-	-	-	(574)	(472)
Contract maintenance charges (note 2)	(64,398,005)	(34,430,609)	(5)	(8)	(5)	(39)	(4,025)	(4,634)
Contingent deferred sales charges (note 2)	(19,999,120)	(17,198,031)	-	-	-	-	(242)	(2,515)
Adjustments to maintain reserves	(413,602)	1,535,292	(1)	(7)	(1)	(10)	216	268

Net equity transactions	2,697,010,152	1,763,796,595	(222,087)	(1,263)	(51,572)	26,052	(1,009,922)	(1,673,253)

Net change in contract owners’ equity	5,194,246,254	5,464,799,227	(220,306)	47,202	19,802	164,721	691,835	1,427,766
Contract owners’ equity beginning of period	21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

Contract owners’ equity end of period	$26,665,526,554	21,471,280,300	-	220,306	452,475	432,673	10,981,996	10,290,161

CHANGES IN UNITS:
Beginning units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887
Units purchased	980,997,336	888,311,585	57	2,396	192	5,759	372	496
Units redeemed	(639,721,804)	(574,564,175)	(18,768)	(2,401)	(4,394)	(2,901)	(14,675)	(29,901)

Ending units	2,109,588,057	1,768,312,525	-	18,711	34,119	38,321	142,179	156,482

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AFHY		AFGC		MLVGA3		CSIEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,359	95,253	7,098	18,930	51,890	226,145	(19,087)	(1,233)
Realized gain (loss) on investments	393,524	1,167	8,620	1,011	248,062	19,518	(2,233)	52
Change in unrealized gain (loss) on investments	(300,617)	393,367	41,511	(10,779)	4,945,273	1,054,267	191,961	18,325
Reinvested capital gains	-	-	6,086	12,897	486,456	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,266	489,787	63,315	22,059	5,731,681	1,299,930	170,641	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	5,459	2,123	52,886	27,290,593	14,104,617	11,823	1
Transfers between funds	(71,163)	652	(75,000)	(38,207)	29,232,318	13,167,385	671,944	1,677,185
Redemptions (note 3)	(88,161)	(61,209)	(125,074)	(199,930)	(4,853,439)	(386,948)	(285,984)	(11,760)
Annuity benefits	(1,298)	(1,070)	(239)	(237)	-	-	(3,139)	-
Contract maintenance charges (note 2)	(732)	(694)	(834)	(1,052)	(3,714)	(643)	(1,386)	(49)
Contingent deferred sales charges (note 2)	-	-	-	-	(20,176)	(537)	(63)	(3)
Adjustments to maintain reserves	454	636	79	74	(3,333)	(143)	30,749	(38,075)

Net equity transactions	(156,918)	(56,226)	(198,945)	(186,466)	51,642,249	26,883,731	423,944	1,627,299

Net change in contract owners’ equity	50,348	433,561	(135,630)	(164,407)	57,373,930	28,183,661	594,585	1,644,443
Contract owners’ equity beginning of period	1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

Contract owners’ equity end of period	$1,786,167	1,735,819	1,220,068	1,355,698	85,557,591	28,183,661	2,239,028	1,644,443

CHANGES IN UNITS:
Beginning units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-
Units purchased	106,319	50,187	65	2,683	5,247,675	2,409,651	88,599	162,407
Units redeemed	(110,274)	(51,517)	(5,986)	(8,529)	(1,014,336)	(70,883)	(53,624)	(1,177)

Ending units	37,078	41,033	36,578	42,499	6,572,107	2,338,768	196,205	161,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WSCP		HVIE		HVSIT		JPMMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(391,423)	(56,409)	(228)	-	(445)	-	(8,243)	(52,350)
Realized gain (loss) on investments	1,626,667	335,321	(11)	-	(143)	-	382,519	120,458
Change in unrealized gain (loss) on investments	2,749,412	6,359,410	6,643	-	19,111	-	841,739	1,385,216
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,984,656	6,638,322	6,404	-	18,523	-	1,216,015	1,453,324

Equity transactions:
Purchase payments received from contract owners (note 3)	680,575	654,609	237,893	-	429,339	-	44,798	16,373
Transfers between funds	(973,119)	(1,219,878)	18,214	-	67,835	-	11,044	5,141,431
Redemptions (note 3)	(5,014,258)	(4,438,788)	-	-	(93)	-	(693,178)	(534,065)
Annuity benefits	(2,866)	(2,226)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,508)	(25,375)	-	-	(2)	-	(2,630)	(1,921)
Contingent deferred sales charges (note 2)	(7,382)	(14,104)	-	-	-	-	(595)	(1,610)
Adjustments to maintain reserves	(812)	(1,326)	2	-	(7)	-	599	682

Net equity transactions	(5,340,370)	(5,047,088)	256,109	-	497,072	-	(639,962)	4,620,890

Net change in contract owners’ equity	(1,355,714)	1,591,234	262,513	-	515,595	-	576,053	6,074,214
Contract owners’ equity beginning of period	34,965,344	33,374,110	-	-	-	-	6,074,214	-

Contract owners’ equity end of period	$33,609,630	34,965,344	262,513	-	515,595	-	6,650,267	6,074,214

CHANGES IN UNITS:
Beginning units	2,532,513	2,973,366	-	-	-	-	515,602	-
Units purchased	55,803	85,441	25,794	-	45,699	-	69,951	607,494
Units redeemed	(432,580)	(526,294)	(334)	-	(14)	-	(122,195)	(91,892)

Ending units	2,155,736	2,532,513	25,460	-	45,685	-	463,358	515,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$146,970	161,806	(1,478,438)	(1,322,453)	(81,967)	(51,931)	(29,251)	(26,821)
Realized gain (loss) on investments	287,704	98,845	563,537	1,346,294	233,178	77,619	164,380	3,692
Change in unrealized gain (loss) on investments	415,208	1,901,259	7,307,648	30,329,801	1,355,173	1,695,971	299,684	901,951
Reinvested capital gains	-	444,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	849,882	2,605,921	6,392,747	30,353,642	1,506,384	1,721,659	434,813	878,822

Equity transactions:
Purchase payments received from contract owners (note 3)	208,800	90,629	24,392,579	17,346,363	1,091,499	102,217	-	-
Transfers between funds	182,789	1,268,903	(326,944)	6,936,783	3,301,854	1,196,390	(65,143)	(50,583)
Redemptions (note 3)	(1,869,065)	(979,595)	(11,213,552)	(8,372,768)	(586,665)	(583,035)	(526,666)	(159,089)
Annuity benefits	-	-	-	(686)	-	-	(407)	(318)
Contract maintenance charges (note 2)	(1,091)	(1,332)	(179,548)	(76,618)	(2,406)	(2,286)	(1,977)	(2,065)
Contingent deferred sales charges (note 2)	(8,647)	(15,404)	(85,264)	(74,858)	(2,548)	(2,637)	(344)	(286)
Adjustments to maintain reserves	213	(309)	(7,788)	(2,861)	(191)	(78)	(14)	(148)

Net equity transactions	(1,487,001)	362,892	12,579,483	15,755,355	3,801,543	710,571	(594,551)	(212,489)

Net change in contract owners’ equity	(637,119)	2,968,813	18,972,230	46,108,997	5,307,927	2,432,230	(159,738)	666,333
Contract owners’ equity beginning of period	13,598,156	10,629,343	108,890,102	62,781,105	5,164,464	2,732,234	2,371,177	1,704,844

Contract owners’ equity end of period	$12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464	2,211,439	2,371,177

CHANGES IN UNITS:
Beginning units	876,368	848,549	7,958,375	6,759,021	417,666	342,194	566,071	628,439
Units purchased	196,612	158,019	3,163,870	4,021,501	598,210	218,356	-	-
Units redeemed	(291,095)	(130,200)	(2,593,828)	(2,822,147)	(250,320)	(142,884)	(136,468)	(62,368)

Ending units	781,885	876,368	8,528,417	7,958,375	765,556	417,666	429,603	566,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(14,809)	(1,634,785)	(1,725,699)	(77,451)	(78,437)	(162,818)	(142,819)
Realized gain (loss) on investments	-	(1,782,822)	(23,243,130)	(13,207,264)	1,087,912	520,950	196,227	(264,896)
Change in unrealized gain (loss) on investments	-	2,118,307	56,759,658	94,042,772	860,732	3,836,579	1,109,650	4,149,861
Reinvested capital gains	-	-	-	4,306,852	-	235,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	320,676	31,881,743	83,416,661	1,871,193	4,514,968	1,143,059	3,742,146

Equity transactions:
Purchase payments received from contract owners (note 3)	(116)	47,451	10,998,350	8,676,868	(10)	1	159,901	188,142
Transfers between funds	110	(3,655,957)	(54,480,174)	3,456,988	(261,775)	(565,795)	(866,921)	(718,949)
Redemptions (note 3)	6	(305,303)	(17,021,268)	(14,062,429)	(1,848,999)	(809,687)	(1,754,225)	(1,387,814)
Annuity benefits	-	-	(10,542)	(7,349)	-	-	-	-
Contract maintenance charges (note 2)	-	(4,832)	(163,405)	(310,406)	(4,943)	(4,857)	(1,258)	(1,353)
Contingent deferred sales charges (note 2)	-	(6,798)	(138,130)	(136,077)	(2,519)	(2,332)	(16,968)	(17,783)
Adjustments to maintain reserves	-	(38)	1,825	76,341	(46)	(431)	(207)	(35)

Net equity transactions	-	(3,925,477)	(60,813,344)	(2,306,064)	(2,118,292)	(1,383,101)	(2,479,678)	(1,937,792)

Net change in contract owners’ equity	-	(3,604,801)	(28,931,601)	81,110,597	(247,099)	3,131,867	(1,336,619)	1,804,354
Contract owners’ equity beginning of period	-	3,604,801	194,437,248	113,326,651	9,534,039	6,402,172	13,426,951	11,622,597

Contract owners’ equity end of period	$-	-	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

CHANGES IN UNITS:
Beginning units	-	333,684	8,647,430	8,802,005	602,788	711,183	996,255	1,184,843
Units purchased	-	42,163	2,310,524	3,164,155	6,413	4,011	84,921	79,443
Units redeemed	-	(375,847)	(5,033,132)	(3,318,730)	(138,415)	(112,406)	(271,751)	(268,031)

Ending units	-	-	5,924,822	8,647,430	470,786	602,788	809,425	996,255

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,470,991)	(1,623,011)	(59,679)	-	92,507	202,344	845,402	11,170,625
Realized gain (loss) on investments	(1,638,522)	(6,438,115)	11,359	-	(79,391)	(321,844)	(125,112)	(36,883,147)
Change in unrealized gain (loss) on investments	32,748,631	77,682,129	1,036,966	-	101,893	310,295	507,809	32,378,594
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,639,118	69,621,003	988,646	-	115,009	190,795	1,228,099	6,666,072

Equity transactions:
Purchase payments received from contract owners (note 3)	29,890,254	20,597,621	7,924,615	-	33,644	126,119	476,070	2,620,763
Transfers between funds	(31,204,677)	193,679,815	6,267,926	-	(58,424)	(815,884)	(933,517)	(192,753,077)
Redemptions (note 3)	(26,173,318)	(16,296,041)	(138,260)	-	(177,304)	(430,071)	(2,271,970)	(6,736,700)
Annuity benefits	(4,971)	(1,807)	-	-	-	-	(7,023)	(484)
Contract maintenance charges (note 2)	(1,195,715)	(872,738)	(5,135)	-	(564)	(850)	(23,660)	(256,029)
Contingent deferred sales charges (note 2)	(350,202)	(246,961)	(865)	-	(311)	(1,024)	(31,566)	(90,086)
Adjustments to maintain reserves	5,360	1,246,895	(2,123)	-	(77)	808	201	178,618

Net equity transactions	(29,033,269)	198,106,784	14,046,158	-	(203,036)	(1,120,902)	(2,791,465)	(197,036,995)

Net change in contract owners’ equity	605,849	267,727,787	15,034,804	-	(88,027)	(930,107)	(1,563,366)	(190,370,923)
Contract owners’ equity beginning of period	339,409,689	71,681,902	-	-	2,069,531	2,999,638	24,506,017	214,876,940

Contract owners’ equity end of period	$340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

CHANGES IN UNITS:
Beginning units	22,272,897	5,622,918	-	-	199,374	312,617	2,319,135	22,132,369
Units purchased	7,522,139	19,970,632	1,486,644	-	31,877	88,322	221,242	873,668
Units redeemed	(9,366,024)	(3,320,653)	(85,964)	-	(50,631)	(201,565)	(479,811)	(20,686,902)

Ending units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSEMB		MSVRE		MSVREB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$119,017	289,584	34,198	82,894	200	1,251,954	74	737,229
Realized gain (loss) on investments	(27,641)	(117,690)	5,959	(89,704)	3,911	(66,930,523)	2,396	(57,817,100)
Change in unrealized gain (loss) on investments	252,089	914,507	63,280	320,524	7,685	68,126,489	211	58,458,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,465	1,086,401	103,437	313,714	11,796	2,447,920	2,681	1,378,745

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	-	-	(9,869)	745,024	(563)	588,205
Transfers between funds	(139,966)	(304,590)	(59,252)	(69,763)	9,430	(56,957,139)	646	(41,945,950)
Redemptions (note 3)	(627,810)	(627,664)	(258,404)	(211,428)	13,525	(5,271,515)	(73)	(2,760,743)
Annuity benefits	-	-	-	-	(5,153)	(7,927)	(7,601)	(5,442)
Contract maintenance charges (note 2)	(2,700)	(3,207)	(255)	(306)	-	(21,019)	(11)	(4,594)
Contingent deferred sales charges (note 2)	(170)	(1,009)	(1,061)	(4,280)	57	(14,348)	-	(46,447)
Adjustments to maintain reserves	(142)	(32)	(41)	(115)	(3,387)	3,444	63	(4,040)

Net equity transactions	(770,813)	(936,502)	(319,013)	(285,892)	4,603	(61,523,480)	(7,539)	(44,179,011)

Net change in contract owners’ equity	(427,348)	149,899	(215,576)	27,822	16,399	(59,075,560)	(4,858)	(42,800,266)
Contract owners’ equity beginning of period	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832	13,655	42,813,921

Contract owners’ equity end of period	$4,003,378	4,430,726	1,129,707	1,345,283	57,671	41,272	8,797	13,655

CHANGES IN UNITS:
Beginning units	206,910	256,891	72,537	91,031	-	2,056,027	27	3,061,013
Units purchased	-	3	3,830	-	660	113,849	2	313,220
Units redeemed	(34,268)	(49,984)	(20,176)	(18,494)	(348)	(2,169,876)	(2)	(3,374,206)

Ending units	172,642	206,910	56,191	72,537	312	-	27	27

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VFMG2		NVAGF3		NVAMV1		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,669)	(64,372)	149,443	49,768	48,393	184	14,578	3,691
Realized gain (loss) on investments	(110,405)	(880,284)	51,578	12,227	26,972	394	325,842	10,546
Change in unrealized gain (loss) on investments	494,316	1,768,219	(66,561)	(34,308)	1,045,072	324	3,426,235	217,163
Reinvested capital gains	-	25,226	80,474	7,662	136,535	2,329	410,638	157,670

Net increase (decrease) in contract owners’ equity resulting from operations	353,242	848,789	214,934	35,349	1,256,972	3,231	4,177,293	389,070

Equity transactions:
Purchase payments received from contract owners (note 3)	26,108	9,543	819,543	737,506	142,525	797	8,174,041	3,179,594
Transfers between funds	(250,360)	(961,621)	921,343	1,002,127	63,935,817	65,674	143,680,798	791,681
Redemptions (note 3)	(600,880)	(432,753)	(233,252)	(14,581)	(607,916)	-	(793,867)	(21,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,677)	(1,699)	(245)	(27)	(1,550)	(7)	(51,957)	(1,127)
Contingent deferred sales charges (note 2)	(7,392)	(6,666)	(1,228)	(123)	(1,197)	-	(12,305)	(379)
Adjustments to maintain reserves	300	(2,743)	42	(57)	525	4	(30,804)	(52)

Net equity transactions	(833,901)	(1,395,939)	1,506,203	1,724,845	63,468,204	66,468	150,965,906	3,948,457

Net change in contract owners’ equity	(480,659)	(547,150)	1,721,137	1,760,194	64,725,176	69,699	155,143,199	4,337,527
Contract owners’ equity beginning of period	4,554,149	5,101,299	1,760,194	-	69,699	-	4,337,527	-

Contract owners’ equity end of period	$4,073,490	4,554,149	3,481,331	1,760,194	64,794,875	69,699	159,480,726	4,337,527

CHANGES IN UNITS:
Beginning units	407,960	567,913	155,699	-	5,595	-	349,190	-
Units purchased	8,258	10,470	240,763	171,252	4,737,018	5,917	11,482,377	369,575
Units redeemed	(81,247)	(170,423)	(107,899)	(15,553)	(96,778)	(322)	(302,298)	(20,385)

Ending units	334,971	407,960	288,563	155,699	4,645,835	5,595	11,529,269	349,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,135,295)	(14,372,663)	245,983	(5,947,980)	(732,820)	(1,012,227)	(2,208,220)	(1,734,567)
Realized gain (loss) on investments	(313,653)	(967,861)	(2,237,351)	(5,520,833)	(1,266,938)	(2,346,433)	(2,860,535)	(14,738,005)
Change in unrealized gain (loss) on investments	192,526,853	183,848,906	24,268,332	48,539,026	11,859,553	20,478,116	31,280,307	37,729,828
Reinvested capital gains	-	23,952,905	-	133,572	-	5,145,844	-	13,208,018

Net increase (decrease) in contract owners’ equity resulting from operations	187,077,905	192,461,287	22,276,964	37,203,785	9,859,795	22,265,300	26,211,552	34,465,274

Equity transactions:
Purchase payments received from contract owners (note 3)	712,887,949	492,950,710	225,685,723	173,717,962	22,090,984	15,317,189	32,202,433	26,497,378
Transfers between funds	41,057,714	9,346,514	32,314,699	20,338,341	42,501	5,452,070	2,290,735	(8,236,059)
Redemptions (note 3)	(62,031,108)	(34,651,835)	(27,849,860)	(16,049,975)	(8,075,407)	(5,262,339)	(10,854,285)	(8,889,548)
Annuity benefits	(2,624)	(2,334)	(433)	(210)	(3,275)	(1,174)	(4,490)	(187)
Contract maintenance charges (note 2)	(8,768,810)	(3,734,141)	(2,393,084)	(754,523)	(179,966)	(82,671)	(287,264)	(136,267)
Contingent deferred sales charges (note 2)	(1,150,427)	(515,423)	(527,216)	(282,812)	(65,682)	(49,079)	(117,620)	(101,955)
Adjustments to maintain reserves	(99,745)	27,605	(538)	21,238	(2,592)	6,556	(3,004)	(100,589)

Net equity transactions	681,892,949	463,421,096	227,229,291	176,990,021	13,806,563	15,380,552	23,226,505	9,032,773

Net change in contract owners’ equity	868,970,854	655,882,383	249,506,255	214,193,806	23,666,358	37,645,852	49,438,057	43,498,047
Contract owners’ equity beginning of period	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236	142,385,263	98,887,216

Contract owners’ equity end of period	$2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

CHANGES IN UNITS:
Beginning units	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825	16,804,221	15,955,035
Units purchased	86,762,477	67,596,456	30,066,490	25,075,596	3,579,513	3,855,621	6,191,345	6,604,527
Units redeemed	(13,836,859)	(10,255,334)	(9,020,155)	(7,313,781)	(2,219,490)	(2,131,691)	(3,550,474)	(5,755,341)

Ending units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF		HIBF3		GEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,608,656)	(6,898,859)	651,919	743,227	5,561,433	4,190,567	(6,448)	(306)
Realized gain (loss) on investments	(6,507,905)	(12,387,580)	(500,730)	(868,839)	6,533,437	(6,795,418)	2,167	(13,506)
Change in unrealized gain (loss) on investments	79,624,930	111,016,457	889,712	3,419,998	(4,262,834)	20,803,406	73,524	249,347
Reinvested capital gains	-	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,508,369	101,632,878	1,040,901	3,294,386	7,832,036	18,198,555	69,243	235,535

Equity transactions:
Purchase payments received from contract owners (note 3)	226,129,891	170,711,985	321	48	6,045,233	4,738,785	-	-
Transfers between funds	29,689,031	7,220,754	(693,079)	(704,785)	18,998,335	23,732,554	(45,611)	(39,904)
Redemptions (note 3)	(22,926,591)	(12,195,578)	(1,611,951)	(956,679)	(7,998,866)	(5,978,036)	(136,754)	(82,113)
Annuity benefits	(2,415)	(1,682)	(282)	(260)	(9,410)	(7,798)	(632)	(922)
Contract maintenance charges (note 2)	(2,282,780)	(695,470)	(1,336)	(1,435)	(6,615)	(5,007)	(199)	(259)
Contingent deferred sales charges (note 2)	(475,706)	(261,313)	(12,396)	(19,299)	(62,432)	(73,686)	(46)	(255)
Adjustments to maintain reserves	(20,422)	135,912	(284)	(463)	(681)	2,122	(3,325)	411

Net equity transactions	230,111,008	164,914,608	(2,319,007)	(1,682,873)	16,965,564	22,408,934	(186,567)	(123,042)

Net change in contract owners’ equity	297,619,377	266,547,486	(1,278,106)	1,611,513	24,797,600	40,607,489	(117,324)	112,493
Contract owners’ equity beginning of period	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809	599,638	487,145

Contract owners’ equity end of period	$789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

CHANGES IN UNITS:
Beginning units	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239	25,866	33,579
Units purchased	39,245,276	35,144,378	38,355	1,892	5,824,170	5,264,322	-	-
Units redeemed	(9,097,580)	(8,620,657)	(187,315)	(146,112)	(4,558,918)	(2,937,797)	(7,760)	(7,713)

Ending units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM2		GEM3		GEM6		GVGU2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,964)	(7,169)	(477,949)	(12,936)	(851,822)	(181,474)	657	7,591
Realized gain (loss) on investments	(13,047)	(151,694)	(5,692,588)	(5,122,632)	(6,484,858)	(14,512,801)	(153,050)	(23,217)
Change in unrealized gain (loss) on investments	288,441	1,060,048	11,188,499	21,233,938	14,671,480	33,590,395	139,351	33,458
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,430	901,185	5,017,962	16,098,370	7,334,800	18,896,120	(13,042)	17,832

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	1,461,643	1,246,746	7,570,683	5,582,825	-	-
Transfers between funds	(108,960)	(182,671)	(1,794,095)	465,710	(126,870)	3,202,579	(315,100)	(12,351)
Redemptions (note 3)	(310,106)	(348,089)	(5,054,735)	(5,221,848)	(5,896,439)	(5,221,001)	(22,468)	(58,442)
Annuity benefits	-	-	(5,693)	(4,681)	(7,212)	(6,463)	-	-
Contract maintenance charges (note 2)	(462)	(517)	(18,119)	(20,129)	(7,226)	(7,044)	(17)	(62)
Contingent deferred sales charges (note 2)	(2,779)	(4,021)	(17,724)	(15,853)	(61,093)	(71,105)	-	(668)
Adjustments to maintain reserves	(104)	(139)	2,192	(319)	1,291	(1,641)	24	(32)

Net equity transactions	(422,411)	(535,435)	(5,426,531)	(3,550,374)	1,473,134	3,478,150	(337,561)	(71,555)

Net change in contract owners’ equity	(176,981)	365,750	(408,569)	12,547,996	8,807,934	22,374,270	(350,603)	(53,723)
Contract owners’ equity beginning of period	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202	350,603	404,326

Contract owners’ equity end of period	$1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	-	350,603

CHANGES IN UNITS:
Beginning units	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445	18,909	23,118
Units purchased	5,095	260	309,359	400,550	1,029,748	1,544,209	-	-
Units redeemed	(18,457)	(22,315)	(533,147)	(590,479)	(997,648)	(1,366,963)	(18,909)	(4,209)

Ending units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	-	18,909

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU		GIG		GIG3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,341	91,395	(108)	(79)	(124,726)	(135,832)	(120,215)	(82,852)
Realized gain (loss) on investments	(1,089,826)	(1,835,008)	5,082	2,830	(3,948,851)	(3,448,615)	1,279,970	(1,111,808)
Change in unrealized gain (loss) on investments	953,426	1,849,941	(1,698)	13,373	7,497,128	8,852,276	1,475,501	3,598,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,059)	106,328	3,276	16,124	3,423,551	5,267,829	2,635,256	2,404,160

Equity transactions:
Purchase payments received from contract owners (note 3)	8,575	106,055	-	-	480,901	488,133	4,252,656	2,363,567
Transfers between funds	(3,157,494)	(1,203,978)	-	-	(1,422,899)	18,024,650	(997,220)	9,684,968
Redemptions (note 3)	(241,472)	(652,910)	(23,067)	(13,941)	(4,338,072)	(3,649,230)	(1,028,281)	(772,853)
Annuity benefits	-	-	-	-	(6,778)	(2,966)	-	-
Contract maintenance charges (note 2)	(604)	(1,999)	(38)	(67)	(15,052)	(10,253)	(26,941)	(8,538)
Contingent deferred sales charges (note 2)	(544)	(1,368)	-	-	(5,476)	(7,452)	(15,971)	(8,002)
Adjustments to maintain reserves	(27)	(924)	(6)	(9)	(1,755)	14,142	(1,004)	(1,088)

Net equity transactions	(3,391,566)	(1,755,124)	(23,111)	(14,017)	(5,309,131)	14,857,024	2,183,239	11,258,054

Net change in contract owners’ equity	(3,517,625)	(1,648,796)	(19,835)	2,107	(1,885,580)	20,124,853	4,818,495	13,662,214
Contract owners’ equity beginning of period	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720	16,443,478	2,781,264

Contract owners’ equity end of period	$-	3,517,625	43,672	63,507	33,066,993	34,952,573	21,261,973	16,443,478

CHANGES IN UNITS:
Beginning units	217,412	340,376	6,007	7,437	2,072,015	1,123,906	2,369,404	510,631
Units purchased	5,298	35,047	-	-	106,050	1,451,530	1,452,165	2,236,631
Units redeemed	(222,710)	(158,011)	(2,332)	(1,430)	(424,133)	(503,421)	(1,066,722)	(377,858)

Ending units	-	217,412	3,675	6,007	1,753,932	2,072,015	2,754,847	2,369,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVGWL6		NVNMO1		NVNMO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,716)	(7,010)	(4,720)	(149)	(1,105,108)	(442,119)	(253,263)	(91,964)
Realized gain (loss) on investments	(508,522)	(915,157)	20,289	8,059	2,182,069	588,120	1,795,186	(66,350)
Change in unrealized gain (loss) on investments	697,776	1,375,926	195,256	34,632	3,233,777	10,150,274	(1,423,865)	2,292,034
Reinvested capital gains	-	-	-	-	8,019,402	221,132	1,483,066	23,974

Net increase (decrease) in contract owners’ equity resulting from operations	181,538	453,759	210,825	42,542	12,330,140	10,517,407	1,601,124	2,157,694

Equity transactions:
Purchase payments received from contract owners (note 3)	114,365	53,758	1,281,617	357,931	1,459,772	842,403	6,274,405	3,249,490
Transfers between funds	(340,451)	(294,808)	208,335	148,158	(5,528,129)	96,754,857	263,679	5,477,366
Redemptions (note 3)	(293,048)	(424,347)	(26,982)	(1,061)	(12,890,556)	(5,977,965)	(1,035,114)	(291,262)
Annuity benefits	-	-	-	-	(13,718)	(8,793)	-	-
Contract maintenance charges (note 2)	(1,094)	(1,383)	(2,999)	(533)	(53,392)	(20,848)	(26,781)	(2,994)
Contingent deferred sales charges (note 2)	(1,754)	(869)	(155)	-	(14,516)	(16,852)	(16,056)	(5,726)
Adjustments to maintain reserves	(67)	(35)	(87)	(53)	(503)	(53,427)	17,939	8,351

Net equity transactions	(522,049)	(667,684)	1,459,729	504,442	(17,041,042)	91,519,375	5,478,072	8,435,225

Net change in contract owners’ equity	(340,511)	(213,925)	1,670,554	546,984	(4,710,902)	102,036,782	7,079,196	10,592,919
Contract owners’ equity beginning of period	2,534,945	2,748,870	546,984	-	102,102,091	65,309	11,436,241	843,322

Contract owners’ equity end of period	$2,194,434	2,534,945	2,217,538	546,984	97,391,189	102,102,091	18,515,437	11,436,241

CHANGES IN UNITS:
Beginning units	186,700	249,753	41,212	-	13,158,118	12,714	1,491,186	165,613
Units purchased	15,764	17,275	132,855	46,750	468,940	14,478,505	2,381,516	1,632,425
Units redeemed	(55,418)	(80,328)	(21,558)	(5,538)	(2,624,013)	(1,333,101)	(1,745,356)	(306,852)

Ending units	147,046	186,700	152,509	41,212	11,003,045	13,158,118	2,127,346	1,491,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,393)	(13,555)	(3,153,667)	(3,867,075)	(173,791)	(43,900)	(5,010,888)	878,028
Realized gain (loss) on investments	(76,499)	(343,055)	(10,821,321)	(36,769,848)	(61,849)	(415,017)	-	-
Change in unrealized gain (loss) on investments	407,623	758,225	58,521,859	109,745,964	843,954	2,541,584	65,214,174	48,916,872
Reinvested capital gains	-	-	-	-	1,545,023	2,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,731	401,615	44,546,871	69,109,041	2,153,337	2,085,019	60,203,286	49,794,900

Equity transactions:
Purchase payments received from contract owners (note 3)	124,197	130,480	6,969,526	6,399,492	4,643,245	3,053,438	316,256,961	204,557,114
Transfers between funds	205,753	(179,894)	(111,755,729)	(31,644,463)	5,511,038	1,377,295	151,570,777	28,466,804
Redemptions (note 3)	(295,484)	(309,192)	(16,800,769)	(15,107,123)	(948,472)	(224,408)	(21,451,626)	(5,762,697)
Annuity benefits	-	-	(2,412)	(1,044)	-	-	-	-
Contract maintenance charges (note 2)	(1,121)	(1,283)	(923,550)	(1,121,891)	(2,644)	(1,555)	(2,330,848)	(293,515)
Contingent deferred sales charges (note 2)	(1,767)	(1,097)	(257,983)	(284,591)	(6,434)	(1,413)	(418,181)	(110,682)
Adjustments to maintain reserves	213	1,297	8,432	328,074	3,857	(114)	(22,045)	2,583

Net equity transactions	31,791	(359,689)	(122,762,485)	(41,431,546)	9,200,590	4,203,243	443,605,038	226,859,607

Net change in contract owners’ equity	355,522	41,926	(78,215,614)	27,677,495	11,353,927	6,288,262	503,808,324	276,654,507
Contract owners’ equity beginning of period	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517	418,125,250	141,470,743

Contract owners’ equity end of period	$1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

CHANGES IN UNITS:
Beginning units	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094	45,054,749	17,964,614
Units purchased	130,357	74,631	2,876,753	7,904,924	1,574,362	827,711	51,142,762	28,898,910
Units redeemed	(130,117)	(128,130)	(17,359,069)	(13,713,050)	(478,605)	(195,443)	(4,869,565)	(1,808,775)

Ending units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,220,893)	907,250	(1,059,856)	1,819,739	(5,779,827)	1,884,735	(2,331,637)	(214,279)
Realized gain (loss) on investments	(1,058,755)	(1,407,350)	2,738,635	353,906	(189,243)	(652,099)	(1,431,640)	(3,971,723)
Change in unrealized gain (loss) on investments	115,236,041	68,998,819	8,641,609	12,131,843	102,370,642	58,689,713	37,100,913	44,166,282
Reinvested capital gains	38,876	-	4,894,609	350,618	-	23,073	-	67,529

Net increase (decrease) in contract owners’ equity resulting from operations	106,995,269	68,498,719	15,214,997	14,656,106	96,401,572	59,945,422	33,337,636	40,047,809

Equity transactions:
Purchase payments received from contract owners (note 3)	535,391,180	332,501,041	125,505,941	110,675,186	489,583,698	331,730,585	11,061,991	54,401,673
Transfers between funds	146,183,989	36,126,460	58,005,137	28,440,708	269,920,662	11,596,049	162,280,216	(1,406,821)
Redemptions (note 3)	(20,141,798)	(6,311,280)	(13,441,569)	(6,094,387)	(27,303,340)	(9,206,693)	(8,492,879)	(4,461,643)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,369,428)	(544,441)	(1,799,648)	(436,529)	(4,353,081)	(674,224)	(1,382,413)	(775,245)
Contingent deferred sales charges (note 2)	(593,610)	(123,533)	(292,926)	(32,353)	(605,046)	(139,380)	(285,435)	(98,419)
Adjustments to maintain reserves	(66,006)	(1,557)	(11,367)	(2,481)	(31,725)	2,017	(774)	6,552

Net equity transactions	656,404,327	361,646,690	167,965,568	132,550,144	727,211,168	333,308,354	163,180,706	47,666,097

Net change in contract owners’ equity	763,399,596	430,145,409	183,180,565	147,206,250	823,612,740	393,253,776	196,518,342	87,713,906
Contract owners’ equity beginning of period	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308	183,374,699	95,660,793

Contract owners’ equity end of period	$1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

CHANGES IN UNITS:
Beginning units	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119	21,578,200	14,026,096
Units purchased	80,469,455	50,114,144	23,820,327	19,227,749	86,291,766	46,074,924	20,862,547	9,962,217
Units redeemed	(7,846,804)	(3,905,889)	(7,474,752)	(5,141,438)	(8,178,253)	(5,009,258)	(2,315,416)	(2,410,113)

Ending units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,465,474)	1,135,281	33,038	36,083	646,966	1,498,205	203,996	229,537
Realized gain (loss) on investments	(60,696)	(305,054)	115,093	41,990	4,919,162	355,131	501,432	75,296
Change in unrealized gain (loss) on investments	22,752,140	15,150,108	(13,961)	(22,864)	3,734,489	(290,103)	(215,740)	270,795
Reinvested capital gains	629,895	101,727	23,410	12,928	1,597,585	968,892	605,884	240,567

Net increase (decrease) in contract owners’ equity resulting from operations	21,855,865	16,082,062	157,580	68,137	10,898,202	2,532,125	1,095,572	816,195

Equity transactions:
Purchase payments received from contract owners (note 3)	151,849,580	106,100,414	54,444	59,176	7,545,169	5,594,869	10,494,267	4,018,629
Transfers between funds	64,125,081	18,871,580	(263,267)	2,741,095	(63,327,386)	199,148,499	3,740,832	7,567,657
Redemptions (note 3)	(10,214,723)	(3,882,006)	(553,047)	(337,571)	(13,185,388)	(5,975,921)	(1,760,868)	(937,444)
Annuity benefits	-	-	-	-	(1,790)	(592)	-	-
Contract maintenance charges (note 2)	(1,321,442)	(199,127)	(1,148)	(722)	(608,072)	(287,863)	(46,288)	(5,092)
Contingent deferred sales charges (note 2)	(155,663)	(23,180)	(636)	(1,658)	(170,474)	(110,299)	(19,029)	(9,800)
Adjustments to maintain reserves	(16,700)	(557)	(42)	(78)	(1,835)	23,221	(247)	(195)

Net equity transactions	204,266,133	120,867,124	(763,696)	2,460,242	(69,749,776)	198,391,914	12,408,667	10,633,755

Net change in contract owners’ equity	226,121,998	136,949,186	(606,116)	2,528,379	(58,851,574)	200,924,039	13,504,239	11,449,950
Contract owners’ equity beginning of period	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847	13,649,167	2,199,217

Contract owners’ equity end of period	$402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

CHANGES IN UNITS:
Beginning units	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918	1,213,629	224,113
Units purchased	24,061,468	15,166,146	223,512	334,006	2,895,771	20,310,321	1,755,179	1,297,466
Units redeemed	(3,380,829)	(1,544,272)	(292,619)	(97,974)	(9,169,213)	(1,099,908)	(699,760)	(307,950)

Ending units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF2		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(456,509)	22,236	(2,821,285)	(1,878,083)	(996)	(3,473)	(1,527)	(4,310)
Realized gain (loss) on investments	(9,679,061)	(17,933,556)	(80,236,091)	(90,782,560)	(417,402)	(90,836)	208,774	(1,002,849)
Change in unrealized gain (loss) on investments	25,809,410	47,498,047	106,205,805	149,784,333	427,835	267,529	(174,814)	1,661,926
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,673,840	29,586,727	23,148,429	57,123,690	9,437	173,220	32,433	654,767

Equity transactions:
Purchase payments received from contract owners (note 3)	2,391,674	2,337,834	3,774,644	5,221,864	93	-	7,270	33,318
Transfers between funds	(1,291,933)	(3,177,912)	(93,173,949)	(42,424,041)	(685,151)	(6,359)	(2,136,062)	(321,859)
Redemptions (note 3)	(19,367,464)	(20,852,738)	(16,930,243)	(15,783,210)	(17,917)	(94,642)	(130,484)	(195,594)
Annuity benefits	(66,122)	(62,558)	(1,611)	(815)	-	-	-	-
Contract maintenance charges (note 2)	(116,833)	(131,797)	(907,761)	(1,149,440)	(49)	(101)	(247)	(693)
Contingent deferred sales charges (note 2)	(25,900)	(27,635)	(254,646)	(296,831)	(414)	(1,069)	(420)	(102)
Adjustments to maintain reserves	(43,894)	36,326	6,735	286,017	(37)	(71)	(24)	(91)

Net equity transactions	(18,520,472)	(21,878,480)	(107,486,831)	(54,146,456)	(703,475)	(102,242)	(2,259,967)	(485,021)

Net change in contract owners’ equity	(2,846,632)	7,708,247	(84,338,402)	2,977,234	(694,038)	70,978	(2,227,534)	169,746
Contract owners’ equity beginning of period	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060	2,227,534	2,057,788

Contract owners’ equity end of period	$144,949,030	147,795,662	199,307,248	283,645,650	-	694,038	-	2,227,534

CHANGES IN UNITS:
Beginning units	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720	176,927	212,769
Units purchased	101,175	111,311	1,742,604	5,164,544	516	-	11,849	107,256
Units redeemed	(523,927)	(697,253)	(10,224,655)	(10,120,504)	(48,420)	(7,816)	(188,776)	(143,098)

Ending units	2,827,396	3,250,148	14,608,151	23,090,202	-	47,904	-	176,927

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		CAF		GVGH2		GVGHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,866,446	10,866,468	(240,887)	(248,619)	(3,132)	(16,840)	(5,134)	(42,390)
Realized gain (loss) on investments	12,947,598	1,805,355	964,925	(448,767)	(107,257)	(69,342)	(30,704)	(760,771)
Change in unrealized gain (loss) on investments	(16,894,962)	(15,554,220)	4,820,374	9,649,201	126,131	278,625	98,729	1,386,647
Reinvested capital gains	16,973,323	8,836,233	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,892,405	5,953,836	5,544,412	8,951,815	15,742	192,443	62,891	583,486

Equity transactions:
Purchase payments received from contract owners (note 3)	21,315,574	32,982,531	803,640	804,025	-	156	41,097	138,360
Transfers between funds	(137,248,411)	(76,356,141)	(659,635)	(614,686)	(1,265,174)	(107,751)	(4,129,343)	(387,868)
Redemptions (note 3)	(55,463,393)	(67,569,894)	(5,063,332)	(4,549,491)	(15,278)	(158,789)	(254,115)	(567,066)
Annuity benefits	(26,288)	(30,879)	(10,437)	(10,385)	-	-	-	-
Contract maintenance charges (note 2)	(1,300,685)	(1,531,608)	(35,807)	(39,938)	(79)	(241)	(698)	(2,338)
Contingent deferred sales charges (note 2)	(495,013)	(603,001)	(11,000)	(12,398)	(350)	(1,743)	(578)	(2,496)
Adjustments to maintain reserves	(5,269)	146,610	1,009	(385)	(62)	(121)	(34)	(205)

Net equity transactions	(173,223,485)	(112,962,382)	(4,975,562)	(4,423,258)	(1,280,943)	(268,489)	(4,343,671)	(821,613)

Net change in contract owners’ equity	(153,331,080)	(107,008,546)	568,850	4,528,557	(1,265,201)	(76,046)	(4,280,780)	(238,127)
Contract owners’ equity beginning of period	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247	4,280,780	4,518,907

Contract owners’ equity end of period	$450,027,933	603,359,013	36,193,330	35,624,480	-	1,265,201	-	4,280,780

CHANGES IN UNITS:
Beginning units	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433	342,864	425,425
Units purchased	7,114,701	13,108,786	72,586	120,945	195	219	39,645	160,519
Units redeemed	(20,203,068)	(20,940,312)	(377,500)	(454,392)	(84,503)	(20,344)	(382,509)	(243,080)

Ending units	30,230,403	43,318,770	1,929,649	2,234,563	-	84,308	-	342,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH6		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(42,402)	(179,863)	75,908	109,547	(722,254)	(2,981,824)	(357,141)	238,682
Realized gain (loss) on investments	(19,712)	(3,364,043)	(1,535,452)	(1,419,623)	(28,332,215)	(23,868,768)	314,373	34,592
Change in unrealized gain (loss) on investments	235,901	5,119,108	2,350,871	3,407,422	68,312,440	85,687,122	14,957,141	1,714,917
Reinvested capital gains	-	-	-	-	-	19,329,241	439,463	385,931

Net increase (decrease) in contract owners’ equity resulting from operations	173,787	1,575,202	891,327	2,097,346	39,257,971	78,165,771	15,353,836	2,374,122

Equity transactions:
Purchase payments received from contract owners (note 3)	517,233	1,234,322	3,994,236	2,413,222	9,328,251	8,850,569	151,250,084	44,132,605
Transfers between funds	(14,472,834)	(2,621,415)	30,412	2,080,517	(19,490,293)	(11,706,288)	52,335,534	12,346,092
Redemptions (note 3)	(334,453)	(1,260,467)	(813,937)	(1,190,985)	(60,122,627)	(42,313,980)	(3,140,532)	(256,859)
Annuity benefits	-	-	-	-	(11,856)	(10,154)	-	-
Contract maintenance charges (note 2)	(335)	(1,377)	(20,975)	(9,473)	(63,574)	(71,461)	(589,087)	(5,685)
Contingent deferred sales charges (note 2)	(5,194)	(21,253)	(6,120)	(3,321)	(421,905)	(541,548)	(63,307)	(249)
Adjustments to maintain reserves	(170)	106	57	(312)	13,821	(8,125)	(17,202)	(151)

Net equity transactions	(14,295,753)	(2,670,084)	3,183,673	3,289,648	(70,768,183)	(45,800,987)	199,775,490	56,215,753

Net change in contract owners’ equity	(14,121,966)	(1,094,882)	4,075,000	5,386,994	(31,510,212)	32,364,784	215,129,326	58,589,875
Contract owners’ equity beginning of period	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882	58,589,875	-

Contract owners’ equity end of period	$-	14,121,966	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

CHANGES IN UNITS:
Beginning units	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150	5,086,185	-
Units purchased	240,262	755,606	890,343	873,931	3,178,858	3,113,268	18,385,056	5,296,533
Units redeemed	(1,640,309)	(1,119,954)	(504,898)	(432,416)	(7,954,779)	(6,698,991)	(1,491,005)	(210,348)

Ending units	-	1,400,047	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(665,802)	515,466	1,939,327	603,519	3,962,847	(5,185,287)	2,092,417	(5,467,261)
Realized gain (loss) on investments	-	14,184	(1,083,406)	(2,135,252)	(5,445,074)	(8,238,065)	(23,249,284)	(24,234,809)
Change in unrealized gain (loss) on investments	32,879,135	4,854,563	12,559,582	18,290,179	201,544,115	278,674,054	168,825,643	247,531,738
Reinvested capital gains	666,586	576,469	881,635	1,321,137	-	43,913,323	-	55,805,571

Net increase (decrease) in contract owners’ equity resulting from operations	32,879,919	5,960,682	14,297,138	18,079,583	200,061,888	309,164,025	147,668,776	273,635,239

Equity transactions:
Purchase payments received from contract owners (note 3)	249,246,917	94,850,043	99,227,941	78,335,251	292,439,968	290,612,645	22,708,599	96,413,181
Transfers between funds	39,735,120	14,399,883	16,338,849	18,880,778	40,799,695	(18,667,189)	15,459,845	(37,110,674)
Redemptions (note 3)	(5,888,388)	(192,464)	(34,305,417)	(24,793,832)	(219,941,951)	(151,113,671)	(138,134,825)	(99,729,157)
Annuity benefits	-	-	(20,363)	(19,655)	(94,983)	(42,091)	(36,482)	(31,857)
Contract maintenance charges (note 2)	(1,300,339)	(23,579)	(1,361,614)	(572,316)	(5,658,321)	(2,973,755)	(4,164,559)	(3,500,933)
Contingent deferred sales charges (note 2)	(73,809)	(696)	(460,422)	(335,351)	(2,164,307)	(1,963,677)	(1,882,561)	(1,638,108)
Adjustments to maintain reserves	(31,065)	(394)	(2,566)	(2,988)	(4,384)	(24,516)	41,077	19,740

Net equity transactions	281,688,436	109,032,793	79,416,408	71,491,887	105,375,717	115,827,746	(106,008,906)	(45,577,808)

Net change in contract owners’ equity	314,568,355	114,993,475	93,713,546	89,571,470	305,437,605	424,991,771	41,659,870	228,057,431
Contract owners’ equity beginning of period	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400	1,442,881,924	1,214,824,493

Contract owners’ equity end of period	$429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

CHANGES IN UNITS:
Beginning units	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350	99,614,695	102,697,193
Units purchased	24,295,246	9,688,321	15,314,617	12,053,707	36,315,923	31,163,181	9,000,819	11,939,661
Units redeemed	(1,592,477)	(172,002)	(8,891,088)	(5,831,200)	(28,718,739)	(21,906,270)	(16,376,414)	(15,022,159)

Ending units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUSL		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,181,089	(397,879)	(8,326)	(12,344)	(190,087)	(344,663)	(8,910,784)	(10,037,888)
Realized gain (loss) on investments	(1,137,506)	(4,659,856)	(1,063,613)	(1,095,850)	(2,003,839)	(4,294,187)	-	-
Change in unrealized gain (loss) on investments	40,907,646	60,421,548	1,188,044	1,815,308	21,773,133	24,206,416	-	-
Reinvested capital gains	-	8,567,242	-	-	101,280	2,214,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,951,229	63,931,055	116,105	707,114	19,680,487	21,782,461	(8,910,784)	(10,037,888)

Equity transactions:
Purchase payments received from contract owners (note 3)	98,689,063	96,514,150	72,584	151,308	7,481,742	6,848,398	345,990,936	306,399,948
Transfers between funds	15,364,742	4,879,922	(2,841,465)	(401,176)	(4,068,742)	1,861,958	(71,335,075)	(128,024,350)
Redemptions (note 3)	(52,882,248)	(44,506,000)	(187,997)	(489,840)	(12,326,854)	(9,315,166)	(309,469,725)	(355,206,069)
Annuity benefits	(112,480)	(101,172)	-	(3,504)	(8,212)	(4,503)	(145,631)	(130,883)
Contract maintenance charges (note 2)	(1,590,931)	(792,290)	(429)	(1,246)	(79,264)	(44,335)	(541,517)	(398,366)
Contingent deferred sales charges (note 2)	(625,795)	(608,151)	(651)	(1,212)	(107,494)	(69,319)	(1,240,899)	(1,867,886)
Adjustments to maintain reserves	8,320	(19,731)	25,455	(112)	1,594	(2,447)	(82,179)	(53,418)

Net equity transactions	58,850,671	55,366,728	(2,932,503)	(745,782)	(9,107,230)	(725,414)	(36,824,090)	(179,281,024)

Net change in contract owners’ equity	100,801,900	119,297,783	(2,816,398)	(38,668)	10,573,257	21,057,047	(45,734,874)	(189,318,912)
Contract owners’ equity beginning of period	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508	612,169,054	801,487,966

Contract owners’ equity end of period	$699,275,963	598,474,063	-	2,816,398	99,563,812	88,990,555	566,434,180	612,169,054

CHANGES IN UNITS:
Beginning units	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468	47,298,089	58,886,454
Units purchased	12,223,701	12,733,726	14,748	41,072	1,519,307	1,510,389	123,173,738	71,458,840
Units redeemed	(7,761,138)	(8,175,872)	(272,259)	(128,441)	(2,111,244)	(1,768,602)	(125,209,938)	(83,047,205)

Ending units	51,232,905	46,770,342	-	257,511	5,115,318	5,707,255	45,261,889	47,298,089

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(261,846)	(89,768)	(3,049,517)	(1,783,585)	3,144	2,759	64,522	62,794
Realized gain (loss) on investments	1,184,777	(135,374)	(12,445,712)	(11,054,510)	(82,171)	(216,109)	(1,215,017)	(3,666,379)
Change in unrealized gain (loss) on investments	4,159,962	6,322,921	42,786,867	84,231,085	111,040	427,220	1,453,894	5,548,736
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,082,893	6,097,779	27,291,638	71,392,990	32,013	213,870	303,399	1,945,151

Equity transactions:
Purchase payments received from contract owners (note 3)	472,509	445,197	5,220,988	5,250,614	-	102	198,701	244,051
Transfers between funds	(1,957,486)	42,413,850	(89,198,097)	4,576,132	(61,510)	(138,911)	(415,796)	(1,570,156)
Redemptions (note 3)	(6,463,827)	(2,746,691)	(15,440,948)	(12,856,665)	(117,720)	(105,450)	(981,171)	(1,487,682)
Annuity benefits	(1,436)	(473)	(1,230)	(667)	-	-	-	-
Contract maintenance charges (note 2)	(23,596)	(10,048)	(868,566)	(990,489)	(112)	(121)	(3,540)	(4,576)
Contingent deferred sales charges (note 2)	(9,533)	(6,102)	(233,070)	(243,462)	(300)	(1,332)	(1,721)	(2,257)
Adjustments to maintain reserves	14,043	(11,992)	(3,883)	106,912	(44)	(118)	948	(1,567)

Net equity transactions	(7,969,326)	40,083,741	(100,524,806)	(4,157,625)	(179,686)	(245,830)	(1,202,579)	(2,822,187)

Net change in contract owners’ equity	(2,886,433)	46,181,520	(73,233,168)	67,235,365	(147,673)	(31,960)	(899,180)	(877,036)
Contract owners’ equity beginning of period	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102	8,573,083	9,450,119

Contract owners’ equity end of period	$44,737,453	47,623,886	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083

CHANGES IN UNITS:
Beginning units	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231	567,848	801,982
Units purchased	140,982	6,153,712	7,857,457	7,247,503	1,693	104	47,927	70,737
Units redeemed	(1,102,273)	(578,861)	(19,491,022)	(7,427,706)	(14,319)	(22,542)	(130,337)	(304,871)

Ending units	4,850,543	5,811,834	21,858,795	33,492,360	58,167	70,793	485,438	567,848

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$365,359	225,485	(112,866)	(7,008)	(2,664,124)	(979,292)	(15,151)	-
Realized gain (loss) on investments	(531,169)	(124,261,973)	383,728	52,549	20,125,584	1,452,779	(87,586)	-
Change in unrealized gain (loss) on investments	3,409,451	129,977,230	260,056	447,033	(8,950,436)	32,814,686	44,478	-
Reinvested capital gains	-	-	440,757	-	5,742,403	-	129,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,243,641	5,940,742	971,675	492,574	14,253,427	33,288,173	71,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,853,945	8,996,305	241,074	54,407	4,977,544	2,615,394	80,491	-
Transfers between funds	2,829,647	(86,753,689)	8,445,684	3,195,072	(41,661,883)	133,308,953	4,340,760	-
Redemptions (note 3)	(2,641,995)	(3,956,349)	(1,207,198)	(251,512)	(11,826,752)	(4,217,360)	(657,301)	-
Annuity benefits	(1,172)	(135)	(847)	-	(635)	(113)	-	-
Contract maintenance charges (note 2)	(161,908)	(199,600)	(5,106)	(964)	(465,339)	(311,406)	(1,109)	-
Contingent deferred sales charges (note 2)	(51,740)	(59,484)	(6,922)	(1,269)	(166,754)	(79,477)	(469)	-
Adjustments to maintain reserves	(1,860)	(207,465)	6,561	(51)	2,484	20,893	1,571	-

Net equity transactions	9,824,917	(82,180,417)	7,473,246	2,995,683	(49,141,335)	131,336,884	3,763,943	-

Net change in contract owners’ equity	13,068,558	(76,239,675)	8,444,921	3,488,257	(34,887,908)	164,625,057	3,835,629	-
Contract owners’ equity beginning of period	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180	-	-

Contract owners’ equity end of period	$56,608,928	43,540,370	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-

CHANGES IN UNITS:
Beginning units	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379	-	-
Units purchased	2,128,965	1,874,134	1,402,739	482,107	6,657,280	22,082,604	528,512	-
Units redeemed	(1,075,563)	(12,570,023)	(542,192)	(51,375)	(12,962,508)	(1,494,750)	(160,494)	-

Ending units	5,274,892	4,221,490	1,296,267	435,720	14,383,005	20,688,233	368,018	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(409,441)	(93,204)	(2,593,143)	(998,275)	(2,759,734)	(2,422,724)	(1,026,449)	(1,103,243)
Realized gain (loss) on investments	1,416,626	20,789	5,405,112	1,169,167	(11,158,149)	(8,125,079)	(2,783,334)	(28,914,331)
Change in unrealized gain (loss) on investments	1,538,284	4,641,851	42,024,705	23,108,328	49,733,263	44,098,043	42,034,588	83,167,865
Reinvested capital gains	1,765,438	-	-	-	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,907	4,569,436	44,836,674	23,279,220	35,815,380	33,550,240	52,162,785	53,150,291

Equity transactions:
Purchase payments received from contract owners (note 3)	5,797,548	4,069,434	2,640,074	1,128,561	4,751,018	5,399,640	6,030,212	4,840,550
Transfers between funds	(567,308)	28,279,924	(6,135,642)	184,258,383	(42,994,406)	54,869,670	(47,012,006)	125,492,177
Redemptions (note 3)	(6,009,553)	(1,440,211)	(24,900,668)	(10,636,171)	(11,884,505)	(7,741,011)	(33,354,228)	(16,416,866)
Annuity benefits	-	-	(17,607)	(6,273)	(1,547)	(550)	(323)	(264)
Contract maintenance charges (note 2)	(53,348)	(15,992)	(137,094)	(51,803)	(523,859)	(532,964)	(729,732)	(604,548)
Contingent deferred sales charges (note 2)	(75,582)	(13,482)	(18,544)	(15,464)	(176,921)	(142,911)	(199,120)	(145,719)
Adjustments to maintain reserves	(2,009)	(3,203)	12,828	42,971	(2,850)	106,925	45,067	(645,361)

Net equity transactions	(910,252)	30,876,470	(28,556,653)	174,720,204	(50,833,070)	51,958,799	(75,220,130)	112,519,969

Net change in contract owners’ equity	3,400,655	35,445,906	16,280,021	197,999,424	(15,017,690)	85,509,039	(23,057,345)	165,670,260
Contract owners’ equity beginning of period	38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

Contract owners’ equity end of period	$42,225,995	38,825,340	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454

CHANGES IN UNITS:
Beginning units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928
Units purchased	1,377,784	5,081,868	536,452	27,408,665	5,109,502	12,612,549	4,066,214	25,673,168
Units redeemed	(1,478,287)	(688,148)	(3,978,743)	(2,084,991)	(10,942,329)	(4,173,956)	(12,247,597)	(12,043,393)

Ending units	4,831,835	4,932,338	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCGF2		SCVF		SCVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,557)	(65,258)	(183,590)	(147,566)	(275,569)	(255,250)	(263,150)	(226,407)
Realized gain (loss) on investments	(446,556)	(513,450)	(1,095,952)	(1,457,954)	(2,652,184)	(6,879,061)	(4,865,702)	(2,835,775)
Change in unrealized gain (loss) on investments	1,735,974	1,748,706	3,840,433	3,868,968	11,264,017	14,575,750	10,430,506	8,514,583
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,215,861	1,169,998	2,560,891	2,263,448	8,336,264	7,441,439	5,301,654	5,452,401

Equity transactions:
Purchase payments received from contract owners (note 3)	184,189	226,326	1,807,923	1,327,561	796,568	1,060,529	2,027,012	1,582,546
Transfers between funds	719,513	94,852	1,277,886	(137,185)	(105,012)	(2,418,903)	(5,755,418)	4,199,882
Redemptions (note 3)	(809,174)	(683,620)	(1,042,213)	(983,942)	(5,349,948)	(5,766,650)	(2,891,660)	(1,986,353)
Annuity benefits	(1,764)	(1,453)	-	-	(7,764)	(7,105)	(251)	(202)
Contract maintenance charges (note 2)	(3,070)	(3,606)	(12,513)	(5,390)	(19,992)	(22,897)	(16,373)	(8,598)
Contingent deferred sales charges (note 2)	(5,436)	(4,233)	(10,847)	(15,120)	(11,525)	(16,753)	(44,023)	(35,358)
Adjustments to maintain reserves	75	(136)	(496)	(620)	1,886	563	9,353	(926)

Net equity transactions	84,333	(371,870)	2,019,740	185,304	(4,695,787)	(7,171,216)	(6,671,360)	3,750,991

Net change in contract owners’ equity	1,300,194	798,128	4,580,631	2,448,752	3,640,477	270,223	(1,369,706)	9,203,392
Contract owners’ equity beginning of period	5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

Contract owners’ equity end of period	$7,097,649	5,797,455	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503

CHANGES IN UNITS:
Beginning units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598
Units purchased	349,841	230,318	428,200	302,320	174,827	179,120	430,716	737,314
Units redeemed	(360,943)	(320,346)	(291,002)	(287,598)	(431,657)	(681,707)	(820,372)	(418,075)

Ending units	1,058,529	1,069,631	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF		SCF2		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(879,486)	(810,662)	(614,243)	(507,738)	4,672,818	5,120,254	(238,130)	281,722
Realized gain (loss) on investments	(7,211,594)	(10,059,363)	(3,986,958)	(42,981,547)	(1,231,851)	(3,174,720)	795,813	205,956
Change in unrealized gain (loss) on investments	25,989,387	32,766,156	13,852,684	52,465,466	3,774,161	9,790,510	(125,786)	767,682
Reinvested capital gains	-	-	-	-	-	-	141,285	230,664

Net increase (decrease) in contract owners’ equity resulting from operations	17,898,307	21,896,131	9,251,483	8,976,181	7,215,128	11,736,044	573,182	1,486,024

Equity transactions:
Purchase payments received from contract owners (note 3)	1,396,062	1,753,715	2,900,600	3,610,529	26,524,405	10,666,411	8,162,794	15,679,382
Transfers between funds	(3,109,420)	(3,782,633)	(2,506,445)	(27,561,474)	8,702,312	8,885,948	(3,009,730)	48,375,379
Redemptions (note 3)	(12,044,570)	(11,056,796)	(3,983,918)	(3,529,629)	(7,898,014)	(6,373,222)	(5,835,955)	(4,995,336)
Annuity benefits	(17,442)	(13,824)	(9,277)	(5,230)	(5,125)	(4,591)	(15,379)	(13,213)
Contract maintenance charges (note 2)	(46,573)	(51,600)	(43,849)	(30,979)	(164,513)	(62,661)	(228,924)	(85,949)
Contingent deferred sales charges (note 2)	(20,779)	(24,926)	(41,951)	(50,035)	(57,933)	(47,012)	(95,847)	(44,702)
Adjustments to maintain reserves	31,076	998	7,617	(179,004)	(679)	(1,040)	(424)	(5,959)

Net equity transactions	(13,811,646)	(13,175,066)	(3,677,223)	(27,745,822)	27,100,453	13,063,833	(1,023,465)	58,909,602

Net change in contract owners’ equity	4,086,661	8,721,065	5,574,260	(18,769,641)	34,315,581	24,799,877	(450,283)	60,395,626
Contract owners’ equity beginning of period	85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

Contract owners’ equity end of period	$89,906,286	85,819,625	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532

CHANGES IN UNITS:
Beginning units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282
Units purchased	96,063	160,135	421,885	662,365	4,266,332	3,037,805	2,238,464	7,625,908
Units redeemed	(534,387)	(716,437)	(632,932)	(3,012,582)	(2,210,113)	(1,927,821)	(2,336,838)	(1,880,879)

Ending units	2,424,228	2,862,552	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC2		GGTC3		GGTC6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(689)	(1,932)	(3,519)	(9,307)	(21,276)	(50,639)	(75,337)	(141,378)
Realized gain (loss) on investments	9,952	(7,364)	(60,911)	(70,350)	1,214,804	(1,141,728)	2,044,593	(2,422,623)
Change in unrealized gain (loss) on investments	(6,131)	71,933	80,698	342,305	(1,134,325)	2,800,319	(1,591,794)	6,279,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,132	62,637	16,268	262,648	59,203	1,607,952	377,462	3,715,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(1)	76,162	235,413	848,953	1,369,305
Transfers between funds	(153,525)	(7,668)	(749,470)	(31,794)	(5,205,603)	1,717,498	(15,591,624)	5,910,132
Redemptions (note 3)	(23,150)	(16,379)	(9,483)	(79,254)	(451,264)	(430,584)	(506,101)	(776,148)
Annuity benefits	-	-	-	-	(283)	(957)	-	-
Contract maintenance charges (note 2)	(195)	(390)	(79)	(246)	(743)	(2,068)	(547)	(1,096)
Contingent deferred sales charges (note 2)	-	(1)	(196)	(1,479)	(852)	(3,115)	(5,530)	(9,397)
Adjustments to maintain reserves	(16)	(50)	(30)	(197)	(4,950)	(58)	(79)	(548)

Net equity transactions	(176,886)	(24,488)	(759,258)	(112,971)	(5,587,533)	1,516,129	(15,254,928)	6,492,248

Net change in contract owners’ equity	(173,754)	38,149	(742,990)	149,677	(5,528,330)	3,124,081	(14,877,466)	10,207,996
Contract owners’ equity beginning of period	173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

Contract owners’ equity end of period	$-	173,754	-	742,990	-	5,528,330	-	14,877,466

CHANGES IN UNITS:
Beginning units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283
Units purchased	-	-	205	-	68,228	383,539	211,583	1,265,448
Units redeemed	(59,032)	(10,288)	(49,855)	(9,839)	(572,071)	(208,212)	(1,653,014)	(501,300)

Ending units	-	59,032	-	49,650	-	503,843	-	1,441,431

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG2		GVUGL		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(77,131)	(218,450)	(10,085)	(32,612)	(319,352)	(650)	(313,908)	(5,251)
Realized gain (loss) on investments	(2,328,913)	(2,984,177)	(555,337)	(970,740)	22,550	5,718	613,954	1,627
Change in unrealized gain (loss) on investments	3,037,621	6,234,180	670,829	1,488,522	1,370,722	19,440	1,017,862	106,301
Reinvested capital gains	-	-	-	-	116,357	9,860	100,130	25,634

Net increase (decrease) in contract owners’ equity resulting from operations	631,577	3,031,553	105,407	485,170	1,190,277	34,368	1,418,038	128,311

Equity transactions:
Purchase payments received from contract owners (note 3)	385,719	1,410,916	47,141	117,302	455,714	1,721	3,879,454	1,036,588
Transfers between funds	(15,146,786)	(1,331,849)	(2,406,440)	(405,055)	425,114,127	576,193	295,425,863	486,223
Redemptions (note 3)	(456,967)	(1,304,545)	(186,641)	(559,750)	(4,725,457)	(14,126)	(2,439,481)	(13,989)
Annuity benefits	-	-	(141)	(453)	(1,271)	-	(222)	-
Contract maintenance charges (note 2)	(6,134)	(7,818)	(527)	(1,659)	(12,016)	(14)	(19,656)	(180)
Contingent deferred sales charges (note 2)	(3,927)	(21,038)	(135)	(3,158)	(6,518)	-	(25,473)	(806)
Adjustments to maintain reserves	(150)	(624)	(1,406)	(68)	175,453	-	(127,342)	(33)

Net equity transactions	(15,228,245)	(1,254,958)	(2,548,149)	(852,841)	421,000,032	563,774	296,693,143	1,507,803

Net change in contract owners’ equity	(14,596,668)	1,776,595	(2,442,742)	(367,671)	422,190,309	598,142	298,111,181	1,636,114
Contract owners’ equity beginning of period	14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

Contract owners’ equity end of period	$-	14,596,668	-	2,442,742	422,788,451	598,142	299,747,295	1,636,114

CHANGES IN UNITS:
Beginning units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-
Units purchased	57,652	304,431	6,775	31,885	31,041,956	49,010	22,312,953	129,675
Units redeemed	(1,021,991)	(387,644)	(195,772)	(113,119)	(703,681)	(2,799)	(699,709)	(2,960)

Ending units	-	964,339	-	188,997	30,384,486	46,211	21,739,959	126,715

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF2		NVRE1		NVRE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$197,415	(1,648,673)	(569,076)	(570,015)	372,744	199,385	99,785	89,675
Realized gain (loss) on investments	23,326,986	3,445,315	(8,484,501)	(40,893,495)	3,034,529	(69,898)	2,312,063	(154,468)
Change in unrealized gain (loss) on investments	(44,174,253)	57,933,012	24,057,433	60,015,533	7,676,131	9,105,111	6,600,077	8,274,525
Reinvested capital gains	31,669,310	530,532	-	-	5,350,740	195,773	5,130,076	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	11,019,458	60,260,186	15,003,856	18,552,023	16,434,144	9,430,371	14,142,001	8,374,752
Equity transactions:
Purchase payments received from contract owners (note 3)	26,754,151	13,108,600	13,858,024	9,172,596	1,335,104	884,803	3,898,081	2,257,172
Transfers between funds	(108,808,506)	252,916,536	21,647,907	(20,957,790)	557,039	53,822,228	4,172,102	40,568,817
Redemptions (note 3)	(17,084,056)	(7,524,221)	(9,728,870)	(7,213,997)	(8,911,500)	(3,673,530)	(5,620,139)	(1,694,404)
Annuity benefits	(1,006)	(342)	(7,626)	(4,138)	(1,183)	(523)	-	-
Contract maintenance charges (note 2)	(1,095,186)	(629,450)	(405,793)	(271,313)	(31,428)	(11,034)	(8,502)	(2,944)
Contingent deferred sales charges (note 2)	(269,261)	(151,389)	(126,942)	(95,496)	(17,417)	(7,478)	(70,055)	(21,447)
Adjustments to maintain reserves	2,913	10,444	(2,073)	32,377	2,769	(6,092)	204	(5,402)
Net equity transactions	(100,500,951)	257,730,178	25,234,627	(19,337,761)	(7,066,616)	51,008,374	2,371,691	41,101,792
Net change in contract owners’ equity	(89,481,493)	317,990,364	40,238,483	(785,738)	9,367,528	60,438,745	16,513,692	49,476,544
Contract owners’ equity beginning of period	317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

Contract owners’ equity end of period	$228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496	67,769,999	51,256,307

CHANGES IN UNITS:
Beginning units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169
Units purchased	4,700,709	26,923,342	5,368,354	3,531,170	1,320,083	9,503,135	2,495,391	7,699,110
Units redeemed	(12,414,665)	(2,238,195)	(3,478,942)	(5,267,533)	(2,189,100)	(1,173,345)	(2,249,130)	(868,989)

Ending units	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274	7,395,551	7,149,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		PMVLAD		AVBV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,600,716	15,368,384	(27,682)	5,057	(303,815)	522,418	(122)	(234,427)
Realized gain (loss) on investments	(12,374,159)	(25,869,568)	238,768	267,920	638,544	67,791	717	(20,552,126)
Change in unrealized gain (loss) on investments	13,669,559	41,225,297	939,618	(259,254)	5,115,871	(2,291,654)	(175)	27,703,473
Reinvested capital gains	-	-	141,853	96,384	660,860	6,691,974	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,896,116	30,724,113	1,292,557	110,107	6,111,460	4,990,529	420	6,916,920

Equity transactions:
Purchase payments received from contract owners (note 3)	13,480,933	12,142,456	5,563,155	3,054,536	50,786,258	18,935,893	(168)	410,097
Transfers between funds	(61,267,802)	(107,449,358)	4,982,988	4,015,655	8,823,015	133,318,248	(4,729)	(26,975,706)
Redemptions (note 3)	(22,212,629)	(27,353,558)	(1,324,483)	(127,679)	(14,009,708)	(3,929,404)	5,141	(1,525,336)
Annuity benefits	(110,652)	(105,435)	-	-	(543)	(180)	(4,784)	(3,430)
Contract maintenance charges (note 2)	(622,650)	(792,369)	(1,201)	(251)	(591,612)	(223,873)	(1)	(7,026)
Contingent deferred sales charges (note 2)	(212,614)	(438,151)	(8,038)	(104)	(187,479)	(55,923)	-	(18,349)
Adjustments to maintain reserves	(1,486)	(58,456)	344	(855)	3,267	(7,352)	164	1,695

Net equity transactions	(70,946,900)	(124,054,871)	9,212,765	6,941,302	44,823,198	148,037,409	(4,377)	(28,118,055)

Net change in contract owners’ equity	(62,050,784)	(93,330,758)	10,505,322	7,051,409	50,934,658	153,027,938	(3,957)	(21,201,135)
Contract owners’ equity beginning of period	262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

Contract owners’ equity end of period	$200,545,960	262,596,744	17,556,731	7,051,409	203,962,596	153,027,938	8,794	12,751

CHANGES IN UNITS:
Beginning units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381
Units purchased	4,353,798	7,473,530	1,621,274	1,118,523	11,267,961	15,001,314	6	775,808
Units redeemed	(11,215,718)	(20,729,653)	(770,046)	(469,179)	(7,239,255)	(987,661)	(6)	(3,345,189)

Ending units	18,038,619	24,900,539	1,500,572	649,344	18,042,359	14,013,653	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		ALVGIB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(83,421)	(100,915)	(332,638)	(264,531)	(126,864)	170,225	(436,563)	(117,548)
Realized gain (loss) on investments	(440,367)	(645,614)	(2,174,243)	(2,615,542)	(910,604)	(1,426,904)	(11,190)	(3,399,584)
Change in unrealized gain (loss) on investments	1,408,817	1,982,553	5,734,180	8,246,231	1,849,385	2,686,885	7,556,809	8,029,882
Reinvested capital gains	-	-	-	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	885,029	1,236,024	3,227,299	5,366,158	811,917	1,430,206	7,109,056	5,091,437

Equity transactions:
Purchase payments received from contract owners (note 3)	98,420	228,424	3,153,675	3,026,379	87,678	242,776	12,131,497	6,100,315
Transfers between funds	(467,154)	(515,751)	(730,703)	(483,498)	(836,866)	(813,001)	8,251,873	(907,961)
Redemptions (note 3)	(826,371)	(836,042)	(2,013,879)	(1,242,572)	(1,039,266)	(1,099,031)	(2,612,695)	(1,060,791)
Annuity benefits	(1,179)	(1,054)	-	-	-	-	(1,271)	(1,053)
Contract maintenance charges (note 2)	(2,656)	(2,991)	(40,587)	(18,226)	(869)	(1,071)	(70,164)	(14,028)
Contingent deferred sales charges (note 2)	(8,629)	(10,639)	(23,657)	(20,477)	(5,123)	(11,520)	(27,242)	(9,085)
Adjustments to maintain reserves	(463)	(452)	(1,336)	(930)	55	(481)	(9,765)	(389)

Net equity transactions	(1,208,032)	(1,138,505)	343,513	1,260,676	(1,794,391)	(1,682,328)	17,662,233	4,107,008

Net change in contract owners’ equity	(323,003)	97,519	3,570,812	6,626,834	(982,474)	(252,122)	24,771,289	9,198,445
Contract owners’ equity beginning of period	7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

Contract owners’ equity end of period	$7,431,040	7,754,043	23,011,080	19,440,268	8,132,903	9,115,377	45,815,068	21,043,779

CHANGES IN UNITS:
Beginning units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857
Units purchased	99,289	111,391	383,994	436,569	90,498	55,438	1,669,451	983,740
Units redeemed	(207,608)	(228,649)	(364,762)	(334,525)	(238,264)	(213,797)	(781,063)	(745,986)

Ending units	579,187	687,506	1,298,000	1,278,768	585,653	733,419	2,060,999	1,172,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CHSMM		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(142,892)	(191,242)	202,583	1,616,504	(1,399)	50,422	25,782	539,360
Realized gain (loss) on investments	-	-	233,150	(2,212,965)	5,489	4,551,873	(625,517)	(1,165,437)
Change in unrealized gain (loss) on investments	-	-	3,209,906	5,655,141	23,507	8,972,785	2,361,543	2,933,568
Reinvested capital gains	5,376	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,516)	(191,242)	3,645,639	5,058,680	27,597	13,575,080	1,761,808	2,307,491

Equity transactions:
Purchase payments received from contract owners (note 3)	2,533,244	4,385,177	849,573	687,329	(147)	671,313	364,573	425,211
Transfers between funds	(4,086,369)	(7,742,722)	(880,259)	(755,632)	152	(78,119,518)	(548,699)	(648,492)
Redemptions (note 3)	(1,576,519)	(5,069,072)	(6,366,224)	(7,896,741)	9,914	(6,489,214)	(2,223,202)	(2,747,404)
Annuity benefits	(28,854)	(30,144)	(23,423)	(19,393)	(21,470)	(17,449)	(5,619)	(4,914)
Contract maintenance charges (note 2)	(909)	(943)	(23,328)	(28,044)	(169)	(42,119)	(10,117)	(12,060)
Contingent deferred sales charges (note 2)	-	-	(6,159)	(15,661)	(13)	(8,626)	(9,121)	(8,056)
Adjustments to maintain reserves	12	(82)	1,715	10,348	2,439	(715)	155	(554)

Net equity transactions	(3,159,395)	(8,457,786)	(6,448,105)	(8,017,794)	(9,294)	(84,006,328)	(2,432,030)	(2,996,269)

Net change in contract owners’ equity	(3,296,911)	(8,649,028)	(2,802,466)	(2,959,114)	18,303	(70,431,248)	(670,222)	(688,778)
Contract owners’ equity beginning of period	17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

Contract owners’ equity end of period	$13,880,740	17,177,651	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863

CHANGES IN UNITS:
Beginning units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498
Units purchased	445,069	629,697	67,047	104,674	201	77,568	76,074	122,354
Units redeemed	(733,384)	(1,408,751)	(360,636)	(533,728)	(4)	(2,960,030)	(310,256)	(460,487)

Ending units	1,300,472	1,588,787	1,591,690	1,885,279	197	-	1,330,183	1,564,365

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG2		ACVIP2		ACVI		ACVI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,135)	176,028	171,551	285,123	344	350,396	-	17,782
Realized gain (loss) on investments	(338,254)	(572,077)	701,064	(202,624)	1,450	(9,145)	-	(106,214)
Change in unrealized gain (loss) on investments	1,029,127	1,228,206	4,545,535	11,207,481	984	3,849,929	-	318,636
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	676,738	832,157	5,418,150	11,289,980	2,778	4,191,180	-	230,204

Equity transactions:
Purchase payments received from contract owners (note 3)	142,309	122,695	37,011,430	29,026,252	27	(1,394)	-	(1,643)
Transfers between funds	(352,918)	(439,864)	4,695,972	6,687,516	(36)	(28,438,546)	-	(1,679,249)
Redemptions (note 3)	(917,703)	(691,657)	(14,410,969)	(15,901,690)	(204)	(2,198,676)	8	(170,082)
Annuity benefits	-	-	(18,454)	(18,530)	(10,931)	(9,698)	-	-
Contract maintenance charges (note 2)	(1,012)	(1,238)	(294,719)	(99,207)	30	(11,256)	(8)	(172)
Contingent deferred sales charges (note 2)	(4,654)	(7,655)	(133,780)	(161,053)	248	(2,320)	-	(3,420)
Adjustments to maintain reserves	(130)	(415)	33,101	(21,716)	1,207	(159)	-	(40)

Net equity transactions	(1,134,108)	(1,018,134)	26,882,581	19,511,572	(9,659)	(30,662,049)	-	(1,854,606)

Net change in contract owners’ equity	(457,370)	(185,977)	32,300,731	30,801,552	(6,881)	(26,470,869)	-	(1,624,402)
Contract owners’ equity beginning of period	6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

Contract owners’ equity end of period	$5,882,372	6,339,742	184,123,001	151,822,270	27,926	34,807	-	-

CHANGES IN UNITS:
Beginning units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519
Units purchased	73,784	39,610	6,054,243	6,663,755	-	1	-	1,880
Units redeemed	(163,486)	(138,213)	(3,931,184)	(4,990,625)	-	(1,852,746)	-	(130,399)

Ending units	413,946	503,648	14,505,426	12,382,367	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI3		ACVI4		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4	203,988	-	97,651	56,210	112,896	269,876	514,738
Realized gain (loss) on investments	23	(2,231,080)	-	(5,595,137)	98,575	(943,068)	(25,351)	(3,319,997)
Change in unrealized gain (loss) on investments	2	4,460,584	-	6,920,566	802,531	1,832,781	7,656,068	10,421,729
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	2,433,492	-	1,423,080	957,316	1,002,609	7,900,593	7,616,470

Equity transactions:
Purchase payments received from contract owners (note 3)	(80)	490,575	-	112,832	243,156	182,296	11,008,049	7,893,643
Transfers between funds	78	(16,792,113)	-	(10,153,729)	915,161	364,378	7,229,176	(4,075,724)
Redemptions (note 3)	(496)	(1,497,357)	-	(503,635)	(810,082)	(584,248)	(2,986,917)	(2,578,139)
Annuity benefits	(126)	(389)	-	-	(589)	(475)	(78)	(64)
Contract maintenance charges (note 2)	1	(5,154)	-	(5,573)	(2,172)	(2,057)	(95,336)	(33,898)
Contingent deferred sales charges (note 2)	497	(9,555)	-	(6,329)	(2,397)	(1,684)	(58,160)	(33,262)
Adjustments to maintain reserves	33	(393)	-	(99)	360	(1,050)	10,578	(740)

Net equity transactions	(93)	(17,814,386)	-	(10,556,533)	343,437	(42,840)	15,107,312	1,171,816

Net change in contract owners’ equity	(64)	(15,380,894)	-	(9,133,453)	1,300,753	959,769	23,007,905	8,788,286
Contract owners’ equity beginning of period	356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

Contract owners’ equity end of period	$292	356	-	-	6,773,129	5,472,376	59,493,750	36,485,845

CHANGES IN UNITS:
Beginning units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866
Units purchased	8	96,761	-	84,830	333,263	305,302	2,579,927	1,911,374
Units redeemed	(8)	(1,665,532)	-	(1,028,748)	(305,579)	(336,124)	(1,377,366)	(1,823,170)

Ending units	-	-	-	-	563,062	535,378	4,240,631	3,038,070

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVU2		ACVV		ACVV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(9,703)	(119)	(66,189)	151,247	2,586,337	(51,345)	2,632,003
Realized gain (loss) on investments	-	(945,133)	895	(4,034,923)	(15,631,317)	(11,135,716)	(13,226,299)	(10,840,268)
Change in unrealized gain (loss) on investments	-	1,249,487	593	5,190,116	20,600,805	17,564,038	19,807,264	19,372,709
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	294,651	1,369	1,089,004	5,120,735	9,014,659	6,529,620	11,164,444

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,184	500	87,731	1,060,169	1,544,112	862,696	6,366,984
Transfers between funds	-	(2,001,353)	(21)	(8,487,920)	(57,665,014)	(4,659,121)	(77,779,176)	(8,025,228)
Redemptions (note 3)	-	(195,066)	(479)	(543,515)	(8,235,856)	(9,430,977)	(5,762,181)	(5,348,599)
Annuity benefits	-	-	(4,996)	(3,825)	(4,613)	(25,963)	(5,499)	(5,180)
Contract maintenance charges (note 2)	-	(945)	-	(1,276)	(26,642)	(33,770)	(98,187)	(71,058)
Contingent deferred sales charges (note 2)	-	(2,471)	-	(9,569)	(15,156)	(27,418)	(69,597)	(65,413)
Adjustments to maintain reserves	-	(4)	154	302	(16,487)	(542)	(8,382)	(2,130)

Net equity transactions	-	(2,141,655)	(4,842)	(8,958,072)	(64,903,599)	(12,633,679)	(82,860,326)	(7,150,624)

Net change in contract owners’ equity	-	(1,847,004)	(3,473)	(7,869,068)	(59,782,864)	(3,619,020)	(76,330,706)	4,013,820
Contract owners’ equity beginning of period	-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

Contract owners’ equity end of period	$-	-	10,256	13,729	-	59,782,864	-	76,330,706

CHANGES IN UNITS:
Beginning units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904
Units purchased	7	37,922	37	37,609	129,744	257,189	429,881	1,209,254
Units redeemed	(7)	(297,386)	(37)	(906,125)	(3,130,455)	(1,020,219)	(5,737,441)	(1,818,598)

Ending units	-	-	-	-	-	3,000,711	-	5,307,560

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		ACVVS2		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(101)	(27,942)	(1)	(122,171)	(621,818)	356,791	1,081,316	1,700,496
Realized gain (loss) on investments	564	(2,967,805)	(40)	(9,420,126)	(11,286,627)	(6,783,770)	6,057,062	(2,732,992)
Change in unrealized gain (loss) on investments	1,137	3,303,758	-	10,407,868	26,527,117	8,152,379	22,351,997	37,276,545
Reinvested capital gains	-	-	-	-	-	5,995,719	-	14,946,956

Net increase (decrease) in contract owners’ equity resulting from operations	1,600	308,011	(41)	865,571	14,618,672	7,721,119	29,490,375	51,191,005

Equity transactions:
Purchase payments received from contract owners (note 3)	(3)	96,084	(317)	121,082	4,960,112	5,162,353	4,682,210	5,273,315
Transfers between funds	3	(3,768,080)	1,551	(12,924,234)	21,430,252	(2,313,592)	(5,629,042)	(6,693,029)
Redemptions (note 3)	-	(366,044)	(1,188)	(567,821)	(5,826,069)	(3,636,181)	(36,103,811)	(36,443,730)
Annuity benefits	(1,673)	(1,743)	-	-	(4,897)	(4,012)	(79,729)	(99,738)
Contract maintenance charges (note 2)	-	(1,157)	(5)	(7,869)	(102,963)	(19,090)	(158,962)	(179,897)
Contingent deferred sales charges (note 2)	-	(1,331)	-	(7,916)	(71,996)	(36,421)	(59,608)	(86,795)
Adjustments to maintain reserves	(1,688)	81	-	(1,910)	(521)	(75)	13,293	(2,921)

Net equity transactions	(3,361)	(4,042,190)	41	(13,388,668)	20,383,918	(847,018)	(37,335,649)	(38,232,795)

Net change in contract owners’ equity	(1,761)	(3,734,179)	-	(12,523,097)	35,002,590	6,874,101	(7,845,274)	12,958,210
Contract owners’ equity beginning of period	9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

Contract owners’ equity end of period	$7,956	9,717	-	-	76,707,320	41,704,730	244,569,444	252,414,718

CHANGES IN UNITS:
Beginning units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308
Units purchased	3	71,109	274	225,386	2,941,522	1,074,035	443,657	638,747
Units redeemed	(3)	(631,596)	(274)	(1,725,243)	(1,727,560)	(1,182,026)	(1,892,585)	(2,462,568)

Ending units	-	-	-	-	3,955,893	2,741,931	8,556,559	10,005,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIFS		DSRG		DCAP		DCAPS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$79,260	247,356	(191,862)	(139,377)	215,172	327,763	22,064	99,097
Realized gain (loss) on investments	(871,161)	(2,976,952)	(774,588)	(3,369,538)	(209,369)	(701,338)	(281,883)	(1,271,428)
Change in unrealized gain (loss) on investments	13,240,912	15,639,657	6,371,680	14,809,941	3,312,741	3,053,834	4,370,941	3,564,180
Reinvested capital gains	-	4,719,219	-	-	-	1,888,385	-	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	12,449,011	17,629,280	5,405,230	11,301,026	3,318,544	4,568,644	4,111,122	3,725,733

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966,916	9,962,850	814,615	1,056,220	548,958	547,589	9,263,113	4,671,011
Transfers between funds	(1,227,796)	(234,526)	(804,704)	(699,154)	1,831,544	(854,347)	4,452,593	(1,592,282)
Redemptions (note 3)	(9,195,424)	(8,413,768)	(5,385,669)	(5,115,033)	(3,760,133)	(3,609,451)	(2,154,277)	(1,827,265)
Annuity benefits	(38,333)	(32,498)	(2,372)	(2,639)	(5,330)	(4,242)	(9,617)	(8,861)
Contract maintenance charges (note 2)	(82,378)	(33,888)	(42,148)	(46,365)	(14,828)	(16,853)	(58,217)	(14,120)
Contingent deferred sales charges (note 2)	(107,672)	(103,370)	(10,435)	(13,983)	(9,999)	(11,334)	(25,734)	(23,550)
Adjustments to maintain reserves	(993)	(2,195)	1,697	(287)	2,418	2,438	722	(1,375)

Net equity transactions	4,314,320	1,142,605	(5,429,016)	(4,821,241)	(1,407,370)	(3,946,200)	11,468,583	1,203,558

Net change in contract owners’ equity	16,763,331	18,771,885	(23,786)	6,479,785	1,911,174	622,444	15,579,705	4,929,291
Contract owners’ equity beginning of period	92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

Contract owners’ equity end of period	$109,245,768	92,482,437	45,094,184	45,117,970	27,759,350	25,848,176	39,007,042	23,427,337

CHANGES IN UNITS:
Beginning units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407
Units purchased	2,133,320	2,167,187	49,938	85,728	306,768	250,357	1,307,071	708,681
Units redeemed	(1,780,689)	(2,070,591)	(297,429)	(360,538)	(414,117)	(596,126)	(468,261)	(618,109)

Ending units	7,353,016	7,000,385	1,858,295	2,105,786	1,798,776	1,906,125	2,607,789	1,768,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVDLS		DGI		FCA2S		FALFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,271)	(1,675)	(20,322)	(1,925)	(19,881)	(12,783)	12,998	5,646
Realized gain (loss) on investments	(246,444)	(312,921)	197,362	(505,313)	38,153	(83,452)	(376,860)	(342,280)
Change in unrealized gain (loss) on investments	651,736	585,449	2,119,622	3,764,193	191,867	257,704	395,018	455,714
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	395,021	270,853	2,296,662	3,256,955	210,139	161,469	31,156	119,080

Equity transactions:
Purchase payments received from contract owners (note 3)	26,374	8,279	374,430	412,574	11,267	31,930	18,910	22,124
Transfers between funds	311,159	5,547	192,437	(437,048)	795,984	(166,484)	(947,870)	(17,407)
Redemptions (note 3)	(157,176)	(130,889)	(2,379,876)	(2,404,748)	(424,554)	(289,466)	(26,296)	(96,604)
Annuity benefits	(122)	(96)	(920)	(757)	-	-	-	-
Contract maintenance charges (note 2)	(363)	(366)	(10,993)	(12,311)	(433)	(360)	(47)	(230)
Contingent deferred sales charges (note 2)	(1,761)	(2,006)	(5,807)	(7,805)	(5,307)	(5,652)	(185)	(2,844)
Adjustments to maintain reserves	(128)	(107)	392	(174)	(129)	(172)	1	(82)

Net equity transactions	177,983	(119,638)	(1,830,337)	(2,450,269)	376,828	(430,204)	(955,487)	(95,043)

Net change in contract owners’ equity	573,004	151,215	466,325	806,686	586,967	(268,735)	(924,331)	24,037
Contract owners’ equity beginning of period	1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

Contract owners’ equity end of period	$1,956,247	1,383,243	15,366,485	14,900,160	2,289,941	1,702,974	-	924,331

CHANGES IN UNITS:
Beginning units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239
Units purchased	52,455	15,635	79,458	73,374	90,789	21,135	1,741	17,076
Units redeemed	(36,506)	(30,440)	(232,694)	(333,852)	(65,656)	(61,075)	(87,897)	(26,159)

Ending units	146,633	130,684	1,135,487	1,288,723	159,179	134,046	-	86,156

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$176,562	(2,254)	475,406	649,092	1,732,004	2,338,098	(3,168,300)	(898,309)
Realized gain (loss) on investments	(378,818)	(266,274)	133,379	(230,073)	102,628	(1,124,820)	(69,631,655)	(25,070,556)
Change in unrealized gain (loss) on investments	259,775	2,896	295,834	1,713,072	1,639,326	7,035,508	100,383,820	85,069,691
Reinvested capital gains	-	141,524	-	-	-	-	23	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	57,519	(124,108)	904,619	2,132,091	3,473,958	8,248,786	27,583,888	59,157,616

Equity transactions:
Purchase payments received from contract owners (note 3)	33,933	339,875	310,910	236,706	854,504	785,805	3,115,459	4,233,973
Transfers between funds	(7,011,235)	(698,208)	1,131,048	1,174,874	(335,841)	2,266,645	(240,940,134)	(13,251,234)
Redemptions (note 3)	(329,878)	(1,207,853)	(2,407,565)	(2,281,306)	(6,715,398)	(5,676,163)	(20,895,346)	(20,224,818)
Annuity benefits	-	-	(224)	(618)	-	-	(25,254)	(13,242)
Contract maintenance charges (note 2)	(207)	(1,743)	(5,689)	(6,382)	(15,285)	(15,807)	(69,115)	(75,834)
Contingent deferred sales charges (note 2)	(555)	(8,812)	(3,388)	(7,576)	(89,961)	(74,155)	(232,230)	(263,909)
Adjustments to maintain reserves	(14)	252	(234)	(201)	(643)	(418)	(46,000)	(1,428)

Net equity transactions	(7,307,956)	(1,576,489)	(975,142)	(884,503)	(6,302,624)	(2,714,093)	(259,092,620)	(29,596,492)

Net change in contract owners’ equity	(7,250,437)	(1,700,597)	(70,523)	1,247,588	(2,828,666)	5,534,693	(231,508,732)	29,561,124
Contract owners’ equity beginning of period	7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

Contract owners’ equity end of period	$-	7,250,437	12,879,317	12,949,840	50,963,526	53,792,192	-	231,508,732

CHANGES IN UNITS:
Beginning units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369
Units purchased	60,523	888,808	262,273	358,525	873,867	1,006,715	933,909	1,352,059
Units redeemed	(806,972)	(1,060,818)	(332,795)	(431,422)	(1,388,794)	(1,285,122)	(14,987,749)	(3,636,588)

Ending units	-	746,449	917,867	988,389	4,051,047	4,565,974	-	14,053,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIP		FVSS2		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,550,903	3,174,105	(169,012)	(128,769)	3,708,653	3,846,362	550,326	1,633,540
Realized gain (loss) on investments	(20,414,460)	(50,571,509)	(1,182,072)	(2,813,966)	(1,264,493)	(5,007,873)	(3,423,574)	(12,329,833)
Change in unrealized gain (loss) on investments	65,912,237	136,199,989	4,154,865	7,500,826	4,797,748	22,366,884	22,330,240	50,035,162
Reinvested capital gains	-	-	-	-	-	-	839,890	265,459

Net increase (decrease) in contract owners’ equity resulting from operations	47,048,680	88,802,585	2,803,781	4,558,091	7,241,908	21,205,373	20,296,882	39,604,328

Equity transactions:
Purchase payments received from contract owners (note 3)	5,754,737	6,205,838	273,924	410,715	(264)	(2,165)	2,742,654	2,373,177
Transfers between funds	(9,182,266)	(12,821,287)	(306,786)	(131,406)	(1,759,291)	(3,080,145)	(1,014,013)	(3,384,618)
Redemptions (note 3)	(55,327,893)	(52,695,712)	(1,840,149)	(1,068,457)	(9,672,832)	(9,258,000)	(25,602,906)	(23,729,695)
Annuity benefits	(131,887)	(136,425)	-	-	(10,064)	(10,106)	(36,725)	(40,929)
Contract maintenance charges (note 2)	(220,817)	(244,126)	(2,146)	(1,935)	(35,313)	(40,517)	(107,245)	(119,993)
Contingent deferred sales charges (note 2)	(63,970)	(90,150)	(14,717)	(9,856)	(9,034)	(12,509)	(10,101)	(30,770)
Adjustments to maintain reserves	14,092	(650)	(1,385)	(882)	661	333	7,038	2,460

Net equity transactions	(59,158,004)	(59,782,512)	(1,891,259)	(801,821)	(11,486,137)	(12,403,109)	(24,021,298)	(24,930,368)

Net change in contract owners’ equity	(12,109,324)	29,020,073	912,522	3,756,270	(4,244,229)	8,802,264	(3,724,416)	14,673,960
Contract owners’ equity beginning of period	393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

Contract owners’ equity end of period	$381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472	171,799,599	175,524,015

CHANGES IN UNITS:
Beginning units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315
Units purchased	218,143	362,215	116,409	178,519	-	318	165,488	147,832
Units redeemed	(1,864,004)	(2,514,851)	(224,724)	(244,837)	(454,419)	(627,418)	(967,561)	(1,167,151)

Ending units	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774	5,144,923	5,946,996

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FEI2		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,313,796)	83,611	(854,859)	(867,514)	193,759	545,405	36,803	120,532
Realized gain (loss) on investments	(18,555,775)	(22,120,802)	(6,920,480)	(7,593,646)	(2,745,307)	(9,021,837)	(278,312)	(569,649)
Change in unrealized gain (loss) on investments	68,716,596	120,739,144	18,950,653	32,669,819	19,212,224	33,325,206	741,465	1,402,363
Reinvested capital gains	97	90,297	-	-	-	-	98,549	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	45,847,122	98,792,250	11,175,314	24,208,659	16,660,676	24,848,774	598,505	992,905

Equity transactions:
Purchase payments received from contract owners (note 3)	5,552,767	6,821,498	5,705,524	6,422,976	22,550,845	12,481,142	123,087	92,303
Transfers between funds	(378,116,736)	(12,398,175)	(6,463,378)	(413,486)	1,822,660	(2,674,115)	838,943	488,214
Redemptions (note 3)	(47,751,851)	(50,794,183)	(7,533,027)	(6,702,847)	(10,765,077)	(10,433,888)	(1,311,392)	(825,662)
Annuity benefits	(85,742)	(87,479)	(233)	(768)	(1,474)	(1,254)	(8,700)	(7,636)
Contract maintenance charges (note 2)	(177,024)	(207,672)	(14,783)	(15,951)	(172,506)	(82,234)	(2,359)	(2,329)
Contingent deferred sales charges (note 2)	(73,627)	(113,711)	(56,051)	(68,245)	(111,912)	(251,129)	(3,490)	(1,589)
Adjustments to maintain reserves	(215,974)	(10,335)	2,083	(1,918)	2,213	(1,855)	1,057	671

Net equity transactions	(420,868,187)	(56,790,057)	(8,359,865)	(780,239)	13,324,749	(963,333)	(362,854)	(256,028)

Net change in contract owners’ equity	(375,021,065)	42,002,193	2,815,449	23,428,420	29,985,425	23,885,441	235,651	736,877
Contract owners’ equity beginning of period	375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

Contract owners’ equity end of period	$-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773	5,488,728	5,253,077

CHANGES IN UNITS:
Beginning units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668
Units purchased	409,619	720,719	1,295,583	2,296,029	3,075,775	2,091,396	138,863	130,499
Units redeemed	(13,117,161)	(3,124,645)	(1,938,160)	(2,377,984)	(2,085,159)	(2,260,364)	(169,570)	(157,074)

Ending units	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964	477,386	508,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF10S2		FF20S		FF20S2		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$452,350	1,199,282	80,982	133,390	1,755,845	1,862,031	44,859	45,975
Realized gain (loss) on investments	(494,859)	(911,806)	(430,284)	(870,487)	(207,823)	(646,486)	(482,715)	(333,035)
Change in unrealized gain (loss) on investments	6,309,170	9,253,943	1,325,951	2,145,104	18,687,982	17,608,358	1,171,591	1,423,051
Reinvested capital gains	1,466,028	364,305	68,157	75,482	1,435,518	1,023,590	45,140	54,824

Net increase (decrease) in contract owners’ equity resulting from operations	7,732,689	9,905,724	1,044,806	1,483,489	21,671,522	19,847,493	778,875	1,190,815

Equity transactions:
Purchase payments received from contract owners (note 3)	19,370,241	13,346,968	540,800	480,799	81,771,325	38,725,970	565,208	703,602
Transfers between funds	10,339,687	(379,216)	1,971,893	1,127,121	15,567,742	317,281	959,466	675,431
Redemptions (note 3)	(7,788,291)	(3,310,622)	(1,308,802)	(1,157,533)	(5,816,996)	(4,458,010)	(968,091)	(551,964)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(231,602)	(84,731)	(4,407)	(3,846)	(673,739)	(236,602)	(4,414)	(3,668)
Contingent deferred sales charges (note 2)	(94,512)	(52,216)	(5,025)	(9,415)	(108,273)	(75,540)	(10,728)	(2,624)
Adjustments to maintain reserves	(1,854)	(404)	260	(79)	(7,877)	(514)	1,151	(48)

Net equity transactions	21,593,669	9,519,779	1,194,719	437,047	90,732,182	34,272,585	542,592	820,729

Net change in contract owners’ equity	29,326,358	19,425,503	2,239,525	1,920,536	112,403,704	54,120,078	1,321,467	2,011,544
Contract owners’ equity beginning of period	61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

Contract owners’ equity end of period	$90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511	6,737,911	5,416,444

CHANGES IN UNITS:
Beginning units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061
Units purchased	3,120,875	1,631,776	310,478	274,223	9,141,684	4,330,773	187,774	201,147
Units redeemed	(1,280,613)	(696,703)	(193,327)	(228,058)	(1,244,593)	(856,892)	(136,808)	(92,238)

Ending units	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737	640,936	589,970

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S2		FGOP		FGP		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,413	53,612	(175,200)	(108,510)	(3,666,356)	(2,856,548)	(739,094)	(540,755)
Realized gain (loss) on investments	(678,649)	(701,172)	2,696,753	(52,792)	(15,781,781)	(34,977,296)	(1,666,959)	(3,073,061)
Change in unrealized gain (loss) on investments	3,123,165	4,641,420	322,636	4,766,496	89,947,399	114,061,560	12,467,308	12,898,364
Reinvested capital gains	156,478	203,381	-	-	1,155,600	276,561	176,958	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	2,631,407	4,197,241	2,844,189	4,605,194	71,654,862	76,504,277	10,238,213	9,319,351

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,511	1,763,108	290,616	393,498	6,097,660	6,322,299	9,721,647	5,668,639
Transfers between funds	157,460	846,790	(15,267,516)	(30,944)	(5,951,204)	(9,988,799)	3,316,106	(2,521,812)
Redemptions (note 3)	(1,636,027)	(1,296,683)	(2,225,735)	(1,980,402)	(48,615,322)	(44,789,037)	(5,137,585)	(4,010,606)
Annuity benefits	-	-	-	-	(100,721)	(124,189)	(2,197)	(865)
Contract maintenance charges (note 2)	(4,436)	(3,841)	(10,619)	(11,949)	(273,092)	(299,334)	(58,419)	(25,263)
Contingent deferred sales charges (note 2)	(18,087)	(18,558)	(5,221)	(7,364)	(61,613)	(100,844)	(51,166)	(46,451)
Adjustments to maintain reserves	(457)	(302)	2,306	(478)	7,465	(437)	211	(967)

Net equity transactions	1,466,964	1,290,514	(17,216,169)	(1,637,639)	(48,896,827)	(48,980,341)	7,788,597	(937,325)

Net change in contract owners’ equity	4,098,371	5,487,755	(14,371,980)	2,967,555	22,758,035	27,523,936	18,026,810	8,382,026
Contract owners’ equity beginning of period	18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

Contract owners’ equity end of period	$22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278	62,853,145	44,826,335

CHANGES IN UNITS:
Beginning units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535
Units purchased	477,279	350,148	145,970	155,429	232,193	263,397	1,656,436	1,160,938
Units redeemed	(364,630)	(198,719)	(1,803,596)	(391,109)	(1,401,417)	(1,792,485)	(1,105,326)	(1,258,686)

Ending units	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028	4,203,897	3,652,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FIGBS		FIGBP2		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,592,266	1,518,854	621,477	1,679,780	5,419,976	28,357,638	(260,828)	(118,154)
Realized gain (loss) on investments	3,777,050	(2,269,294)	491,823	(137,050)	10,522,262	(2,273,040)	(739,010)	(2,099,856)
Change in unrealized gain (loss) on investments	(2,761,427)	7,925,431	467,549	1,554,955	9,738,715	24,991,543	7,173,888	7,712,842
Reinvested capital gains	-	-	325,830	99,280	4,715,302	1,820,102	87,760	99,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,607,889	7,174,991	1,906,679	3,196,965	30,396,255	52,896,243	6,261,810	5,594,050

Equity transactions:
Purchase payments received from contract owners (note 3)	1,040,372	1,391,891	827,284	701,306	40,508,340	33,194,622	1,069,001	1,000,536
Transfers between funds	(63,664)	6,050,206	3,471,056	10,837,872	(120,889,695)	52,988,373	9,609,496	4,985,955
Redemptions (note 3)	(3,618,694)	(3,699,310)	(5,407,389)	(4,537,863)	(37,039,755)	(28,789,262)	(3,954,906)	(2,968,787)
Annuity benefits	-	-	(4,658)	(4,333)	(17,271)	(8,897)	(586)	(1,224)
Contract maintenance charges (note 2)	(7,075)	(6,972)	(9,111)	(8,770)	(1,532,932)	(1,316,304)	(9,428)	(7,737)
Contingent deferred sales charges (note 2)	(10,592)	(7,703)	(7,785)	(17,973)	(495,177)	(457,895)	(9,282)	(7,974)
Adjustments to maintain reserves	(292)	8,803	(462)	20	(1,418)	33,581	(3,682)	(98)

Net equity transactions	(2,659,945)	3,736,915	(1,131,065)	6,970,259	(119,467,908)	55,644,218	6,700,613	3,000,671

Net change in contract owners’ equity	(52,056)	10,911,906	775,614	10,167,224	(89,071,653)	108,540,461	12,962,423	8,594,721
Contract owners’ equity beginning of period	25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

Contract owners’ equity end of period	$25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248	35,188,523	22,226,100

CHANGES IN UNITS:
Beginning units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889
Units purchased	1,410,293	2,390,042	889,884	1,510,402	8,850,172	14,598,605	1,400,540	1,262,057
Units redeemed	(1,683,329)	(1,910,299)	(969,584)	(887,877)	(18,389,039)	(10,061,677)	(808,794)	(895,729)

Ending units	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353	2,988,963	2,397,217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMC2		FOP		FOPR		FO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,178,209)	(1,794,811)	24,528	512,776	16,545	244,287	(10,238)	12,249
Realized gain (loss) on investments	(3,955,894)	(9,843,428)	368,813	(1,424,829)	(360,401)	(2,206,520)	(35,698)	(249,330)
Change in unrealized gain (loss) on investments	58,356,537	61,150,148	6,620,606	15,401,818	3,609,263	8,971,600	435,592	1,052,564
Reinvested capital gains	710,996	853,680	124,665	213,223	59,679	104,674	6,998	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	51,933,430	50,365,589	7,138,612	14,702,988	3,325,086	7,114,041	396,654	827,468

Equity transactions:
Purchase payments received from contract owners (note 3)	33,889,981	22,745,137	7	927	1,263,900	1,698,782	(17)	113
Transfers between funds	11,719,073	(4,399,233)	(1,458,578)	(1,856,109)	(1,480,423)	(2,466,935)	(92,493)	(269,686)
Redemptions (note 3)	(19,951,092)	(13,174,342)	(8,376,602)	(8,431,504)	(4,766,393)	(5,668,926)	(293,688)	(677,127)
Annuity benefits	(12,743)	(9,512)	(12,537)	(15,745)	(1,861)	(1,643)	-	-
Contract maintenance charges (note 2)	(316,759)	(149,811)	(46,317)	(52,795)	(13,895)	(16,481)	(479)	(592)
Contingent deferred sales charges (note 2)	(277,132)	(165,128)	(3,041)	(5,128)	(15,136)	(16,455)	(1,142)	(6,179)
Adjustments to maintain reserves	81	(2,892)	4,210	748	3,047	110	(57)	(262)

Net equity transactions	25,051,409	4,844,219	(9,892,858)	(10,359,606)	(5,010,761)	(6,471,548)	(387,876)	(953,733)

Net change in contract owners’ equity	76,984,839	55,209,808	(2,754,246)	4,343,382	(1,685,675)	642,493	8,778	(126,265)
Contract owners’ equity beginning of period	187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

Contract owners’ equity end of period	$264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951	3,912,132	3,903,354

CHANGES IN UNITS:
Beginning units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835
Units purchased	3,478,637	2,808,022	-	-	221,624	286,249	25,489	-
Units redeemed	(2,423,235)	(2,505,076)	(441,909)	(557,952)	(605,067)	(878,485)	(52,210)	(61,954)

Ending units	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534	198,160	224,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FVSS		FTVIS2		FTVRD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(155,288)	219,488	(68,031)	(47,236)	5,906,513	5,912,750	(7,200)	(121,859)
Realized gain (loss) on investments	(5,340,828)	(3,191,714)	(1,245,208)	(3,081,921)	(2,825,865)	(4,985,586)	(274,493)	(2,416,337)
Change in unrealized gain (loss) on investments	11,614,533	13,102,396	2,827,530	5,693,877	9,287,109	25,793,817	11,999,565	11,464,029
Reinvested capital gains	107,480	136,178	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,225,897	10,266,348	1,514,291	2,564,720	12,367,757	26,720,981	11,717,872	8,925,833

Equity transactions:
Purchase payments received from contract owners (note 3)	8,057,171	6,869,227	214,711	227,963	10,337,411	9,424,692	760,707	1,190,922
Transfers between funds	(2,099,503)	4,039,139	447,023	403,046	5,133,496	1,426,480	45,097	(3,419,898)
Redemptions (note 3)	(4,821,511)	(3,619,830)	(1,202,523)	(1,009,455)	(12,244,742)	(8,993,697)	(9,210,237)	(6,864,871)
Annuity benefits	(6,611)	(5,308)	(1,376)	(1,108)	(19,269)	(14,388)	(6,817)	(4,094)
Contract maintenance charges (note 2)	(81,431)	(40,104)	(3,639)	(3,642)	(13,546)	(13,873)	(8,840)	(9,766)
Contingent deferred sales charges (note 2)	(82,598)	(42,068)	(2,701)	(8,783)	(119,936)	(66,084)	(84,347)	(74,913)
Adjustments to maintain reserves	(3,232)	(653)	(97)	(54)	(966)	23,745	8	(2,070)

Net equity transactions	962,285	7,200,403	(548,602)	(392,033)	3,072,448	1,786,875	(8,504,429)	(9,184,690)

Net change in contract owners’ equity	7,188,182	17,466,751	965,689	2,172,687	15,440,205	28,507,856	3,213,443	(258,857)
Contract owners’ equity beginning of period	53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

Contract owners’ equity end of period	$60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427	72,181,881	68,968,438

CHANGES IN UNITS:
Beginning units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955
Units purchased	1,730,747	1,849,285	249,001	372,235	2,809,474	2,516,184	604,527	349,332
Units redeemed	(1,623,820)	(1,076,666)	(301,053)	(414,175)	(2,541,314)	(2,476,486)	(1,232,496)	(1,173,063)

Ending units	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434	4,554,255	5,182,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVSV2		FTVDM3		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,568,786)	(1,028,817)	17,314	696,363	20,490	98,056	27,951	6,707,139
Realized gain (loss) on investments	6,312,921	(16,701,595)	(5,077,579)	(5,727,648)	23,162	(177,966)	(2,834,134)	(162,481,939)
Change in unrealized gain (loss) on investments	32,414,932	59,711,793	9,737,861	19,304,931	280,684	1,398,505	8,258,267	177,706,175
Reinvested capital gains	-	2,307,442	-	105,137	-	214,753	-	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	37,159,067	44,288,823	4,677,596	14,378,783	324,336	1,533,348	5,452,084	33,684,783

Equity transactions:
Purchase payments received from contract owners (note 3)	10,840,678	7,292,513	817,893	900,004	2,085	9,873	1,542,319	12,467,713
Transfers between funds	(50,543,704)	87,122,390	(3,317,708)	4,014,508	(237,068)	(431,845)	(4,298,679)	(190,620,641)
Redemptions (note 3)	(13,436,969)	(7,938,017)	(3,370,005)	(2,900,889)	(397,089)	(447,109)	(6,354,505)	(10,563,420)
Annuity benefits	(6,021)	(5,201)	-	-	(360)	(350)	(2,495)	(318)
Contract maintenance charges (note 2)	(464,955)	(279,709)	(5,017)	(4,914)	(401)	(434)	(202,972)	(557,398)
Contingent deferred sales charges (note 2)	(186,998)	(111,460)	(24,795)	(28,606)	(4,627)	(5,677)	(82,895)	(144,859)
Adjustments to maintain reserves	7,250	(3,209)	2,829	(763)	(99)	(306)	2,058	183,889

Net equity transactions	(53,790,719)	86,077,307	(5,896,803)	1,979,340	(637,559)	(875,848)	(9,397,169)	(189,235,034)

Net change in contract owners’ equity	(16,631,652)	130,366,130	(1,219,207)	16,358,123	(313,223)	657,500	(3,945,085)	(155,550,251)
Contract owners’ equity beginning of period	182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

Contract owners’ equity end of period	$165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688	87,868,308	91,813,393

CHANGES IN UNITS:
Beginning units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259
Units purchased	2,202,608	9,591,118	486,051	928,612	18,837	-	657,299	3,952,853
Units redeemed	(5,186,259)	(2,761,979)	(865,096)	(802,445)	(54,682)	(58,026)	(1,362,917)	(22,199,347)

Ending units	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587	6,154,147	6,859,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI3		FTVFA2		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(110,061)	9,060,672	101,973	157,661	(232)	(521,354)	-	(64,397)
Realized gain (loss) on investments	873,615	1,282,583	356,290	(366,788)	17,863	15,857,466	-	(1,070,340)
Change in unrealized gain (loss) on investments	9,212,709	517,648	992,127	1,969,640	(7,856)	(7,397,692)	-	2,228,008
Reinvested capital gains	217,667	-	1,277	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,193,930	10,860,903	1,451,667	1,760,513	9,775	7,938,420	-	1,093,271

Equity transactions:
Purchase payments received from contract owners (note 3)	6,784,034	2,668,657	5,868,945	6,321,411	(166)	571,976	(8)	98,483
Transfers between funds	17,570,913	1,582,994	754,855	1,620,700	(129)	(69,785,469)	9	(8,566,303)
Redemptions (note 3)	(9,080,254)	(9,167,943)	(2,955,036)	(948,779)	7,278	(5,764,253)	-	(641,337)
Annuity benefits	(15,955)	(17,021)	-	-	(7,871)	(11,806)	-	(12)
Contract maintenance charges (note 2)	(11,515)	(11,751)	(1,095)	(603)	(207)	(38,813)	-	(4,096)
Contingent deferred sales charges (note 2)	(54,012)	(82,461)	(2,459)	(3,751)	1,091	(11,533)	-	(3,916)
Adjustments to maintain reserves	(12,996)	(24,041)	(1,772)	(42)	(4,265)	(48,091)	(1)	190

Net equity transactions	15,180,215	(5,051,566)	3,663,438	6,988,936	(4,269)	(75,087,989)	-	(9,116,991)

Net change in contract owners’ equity	25,374,145	5,809,337	5,115,105	8,749,449	5,506	(67,149,569)	-	(8,023,720)
Contract owners’ equity beginning of period	78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

Contract owners’ equity end of period	$103,437,839	78,063,694	16,874,811	11,759,706	25,320	19,814	-	-

CHANGES IN UNITS:
Beginning units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163
Units purchased	2,422,334	2,258,541	986,938	1,154,824	146	35,779	3	29,042
Units redeemed	(1,477,826)	(2,695,060)	(538,514)	(219,971)	(5)	(2,447,137)	(3)	(957,205)

Ending units	6,305,385	5,360,877	1,840,165	1,391,741	153	12	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3)	(72,565)	-	(41,169)	(137)	(618,068)	-	(82,223)
Realized gain (loss) on investments	(95)	(4,434,330)	-	(1,421,498)	452	(39,029,244)	-	(5,457,396)
Change in unrealized gain (loss) on investments	(1)	5,866,895	-	1,979,893	6,082	64,756,294	-	7,341,128
Reinvested capital gains	-	-	-	-	-	4,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	1,360,000	-	517,226	6,397	25,113,241	-	1,801,509

Equity transactions:
Purchase payments received from contract owners (note 3)	48,136	24,481	62	50,329	(36,937)	997,299	8,294	140,028
Transfers between funds	(40,791)	(8,545,390)	(62)	(5,056,437)	24,559	(90,706,823)	8,417	(9,599,543)
Redemptions (note 3)	(6,608)	(563,846)	-	(323,000)	39,552	(6,887,642)	(16,711)	(605,109)
Annuity benefits	-	(137)	-	-	(2,578)	(11,737)	-	-
Contract maintenance charges (note 2)	(643)	(2,587)	-	(450)	23	(33,737)	-	(6,101)
Contingent deferred sales charges (note 2)	-	(10,980)	-	(5,711)	(24)	(12,819)	-	(5,878)
Adjustments to maintain reserves	5	(203)	-	(18)	813	49,686	-	(339)

Net equity transactions	99	(9,098,662)	-	(5,335,287)	25,408	(96,605,773)	-	(10,076,942)

Net change in contract owners’ equity	-	(7,738,662)	-	(4,818,061)	31,805	(71,492,532)	-	(8,275,433)
Contract owners’ equity beginning of period	-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

Contract owners’ equity end of period	$-	-	-	-	53,055	21,250	-	-

CHANGES IN UNITS:
Beginning units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019
Units purchased	5,556	71,444	1	23,346	2,459	220,012	1,657	407,193
Units redeemed	(5,556)	(1,096,736)	(1)	(423,565)	(1,460)	(4,251,058)	(1,657)	(1,623,212)

Ending units	-	-	-	-	999	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVCAFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,280)	(58,760)	(409,814)	154,673	48,938	(662,696)	(544,386)	(572,973)
Realized gain (loss) on investments	(728,803)	(795,653)	(1,214,608)	(3,148,859)	(3,653,058)	(9,090,699)	2,014,524	(1,313,445)
Change in unrealized gain (loss) on investments	1,375,485	1,557,483	7,053,405	9,269,298	8,793,270	18,670,311	541,792	14,525,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	584,402	703,070	5,428,983	6,275,112	5,189,150	8,916,916	2,011,930	12,638,767

Equity transactions:
Purchase payments received from contract owners (note 3)	114,716	105,248	799,156	410,334	791,672	1,114,483	651,219	1,547,335
Transfers between funds	1,998,037	(62,224)	1,795,865	(1,468,124)	(1,703,465)	(2,901,639)	(38,330,419)	(3,491,963)
Redemptions (note 3)	(556,345)	(361,534)	(2,665,073)	(2,398,598)	(7,162,615)	(8,471,447)	(4,412,489)	(3,783,354)
Annuity benefits	-	-	(2,682)	(2,385)	(8,391)	(12,249)	-	-
Contract maintenance charges (note 2)	(1,311)	(1,304)	(10,796)	(10,330)	(30,250)	(34,905)	(15,047)	(12,191)
Contingent deferred sales charges (note 2)	(2,005)	(3,770)	(25,075)	(33,633)	(6,203)	(13,922)	(52,899)	(59,317)
Adjustments to maintain reserves	(292)	(300)	3,944	(1,631)	(4,363)	(1,461)	248	(1,844)

Net equity transactions	1,552,800	(323,884)	(104,661)	(3,504,367)	(8,123,615)	(10,321,140)	(42,159,387)	(5,801,334)

Net change in contract owners’ equity	2,137,202	379,186	5,324,322	2,770,745	(2,934,465)	(1,404,224)	(40,147,457)	6,837,433
Contract owners’ equity beginning of period	4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

Contract owners’ equity end of period	$6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345	-	40,147,457

CHANGES IN UNITS:
Beginning units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621
Units purchased	297,945	113,019	487,146	161,426	43,597	84,968	255,464	475,266
Units redeemed	(189,145)	(147,946)	(511,923)	(495,458)	(420,597)	(652,399)	(3,291,127)	(1,016,224)

Ending units	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729	-	3,035,663

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVB		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(458,008)	(419,303)	219,581	(573,349)	85,080	542,421	(162,565)	239,474
Realized gain (loss) on investments	5,202,460	(1,103,830)	(3,620,686)	(7,488,091)	556,222	(1,860,430)	(1,000,580)	(3,022,142)
Change in unrealized gain (loss) on investments	(2,127,409)	16,507,254	7,422,046	11,077,767	7,723,897	18,953,659	9,908,518	19,828,717
Reinvested capital gains	-	-	-	-	-	1,254,910	-	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	2,617,043	14,984,121	4,020,941	3,016,327	8,365,199	18,890,560	8,745,373	18,276,482

Equity transactions:
Purchase payments received from contract owners (note 3)	947,884	1,164,832	701,672	967,262	2,527,645	3,466,774	3,648,389	2,894,575
Transfers between funds	(44,842,183)	(1,831,921)	(1,006,520)	(1,291,294)	(1,958,377)	(2,115,944)	(2,312,676)	(3,744,690)
Redemptions (note 3)	(6,011,453)	(6,596,198)	(6,039,727)	(8,187,848)	(9,776,125)	(10,282,368)	(5,551,510)	(4,250,857)
Annuity benefits	(15,656)	(15,107)	(8,498)	(8,547)	(10,417)	(10,102)	(591)	-
Contract maintenance charges (note 2)	(30,536)	(36,661)	(22,526)	(26,715)	(27,637)	(30,897)	(8,778)	(9,317)
Contingent deferred sales charges (note 2)	(15,978)	(24,739)	(8,788)	(17,654)	(32,346)	(52,262)	(60,821)	(64,159)
Adjustments to maintain reserves	(81,119)	(361)	2,603	2,604	2,629	(1,300)	249	(2,023)

Net equity transactions	(50,049,041)	(7,340,155)	(6,381,784)	(8,562,192)	(9,274,628)	(9,026,099)	(4,285,738)	(5,176,471)

Net change in contract owners’ equity	(47,431,998)	7,643,966	(2,360,843)	(5,545,865)	(909,429)	9,864,461	4,459,635	13,100,011
Contract owners’ equity beginning of period	47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

Contract owners’ equity end of period	$-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623	71,541,253	67,081,618

CHANGES IN UNITS:
Beginning units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169
Units purchased	97,338	192,523	151,435	205,355	252,926	428,687	572,329	561,561
Units redeemed	(3,421,106)	(846,204)	(547,898)	(838,712)	(740,387)	(1,037,705)	(910,629)	(1,120,657)

Ending units	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444	4,965,773	5,304,073

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$160,617	1,178,954	(15,259)	52,153	22,999	(4,231)	274,978	(101,425)
Realized gain (loss) on investments	8,201,720	3,579,671	144,851	(361,081)	90,896	(396,093)	804,994	(7,209,790)
Change in unrealized gain (loss) on investments	8,742,885	31,457,106	1,187,915	3,214,090	(24,700)	458,920	(217,501)	8,369,274
Reinvested capital gains	-	2,661,461	-	217,587	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,105,222	38,877,192	1,317,507	3,122,749	89,195	58,596	862,471	1,058,059

Equity transactions:
Purchase payments received from contract owners (note 3)	60	5,379	772	-	47,955	47,205	338,491	1,023,270
Transfers between funds	(3,887,700)	(4,921,085)	(680,275)	(579,629)	103,749	84,840	156,026	2,029,683
Redemptions (note 3)	(16,389,889)	(16,458,494)	(1,582,132)	(769,962)	(65,716)	(60,076)	(888,426)	(1,165,305)
Annuity benefits	(32,381)	(30,650)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63,811)	(71,378)	(1,065)	(1,217)	(305)	(302)	(724)	(577)
Contingent deferred sales charges (note 2)	(8,804)	(15,211)	(12,386)	(13,353)	(40)	(794)	(5,910)	(2,640)
Adjustments to maintain reserves	(24,402)	1,684	228	(248)	(61)	42	(275)	(290)

Net equity transactions	(20,406,927)	(21,489,755)	(2,274,858)	(1,364,409)	85,582	70,915	(400,818)	1,884,141

Net change in contract owners’ equity	(3,301,705)	17,387,437	(957,351)	1,758,340	174,777	129,511	461,653	2,942,200
Contract owners’ equity beginning of period	134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

Contract owners’ equity end of period	$131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251	7,562,792	7,101,139

CHANGES IN UNITS:
Beginning units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239
Units purchased	-	60	44,325	-	367,487	287,182	1,605,026	3,852,811
Units redeemed	(563,789)	(770,992)	(162,715)	(91,416)	(323,773)	(260,784)	(1,761,662)	(3,081,371)

Ending units	3,271,262	3,835,051	466,144	584,534	196,791	153,077	2,685,043	2,841,679

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,246	(629)	161,244	(52,789)	(23,433)	79,189	(2,439,041)	(767,834)
Realized gain (loss) on investments	(4,627)	(63,621)	(2,094,904)	(3,280,723)	(87,059)	(625,644)	(42,293,327)	(44,657,022)
Change in unrealized gain (loss) on investments	8,272	74,958	2,350,135	4,048,215	1,818,433	3,511,423	79,731,748	106,998,606
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,891	10,708	416,475	714,703	1,707,941	2,964,968	34,999,380	61,573,750

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3	(67)	428,671	527,853	11,091,864	9,191,540
Transfers between funds	(148)	(5,578)	(247,613)	(343,583)	(811,237)	(549,434)	(82,185,141)	(19,062,783)
Redemptions (note 3)	(705)	(11,677)	(355,029)	(395,145)	(2,222,224)	(1,996,915)	(20,982,246)	(15,485,711)
Annuity benefits	-	-	(879)	(773)	(3,477)	(8,737)	(1,326)	(673)
Contract maintenance charges (note 2)	(13)	(22)	(666)	(720)	(9,287)	(10,399)	(1,003,204)	(919,116)
Contingent deferred sales charges (note 2)	-	(206)	(3,592)	(4,684)	(11,082)	(13,587)	(306,102)	(263,893)
Adjustments to maintain reserves	(16)	(24)	(352)	(351)	(5,509)	(3,065)	6,301	(494,093)

Net equity transactions	(882)	(17,507)	(608,128)	(745,323)	(2,634,145)	(2,054,284)	(93,379,854)	(27,034,729)

Net change in contract owners’ equity	5,009	(6,799)	(191,653)	(30,620)	(926,204)	910,684	(58,380,474)	34,539,021
Contract owners’ equity beginning of period	44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

Contract owners’ equity end of period	$49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189	248,931,820	307,312,294

CHANGES IN UNITS:
Beginning units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578
Units purchased	-	-	44,162	370	127,262	231,562	3,504,682	5,769,332
Units redeemed	(303)	(7,022)	(207,051)	(255,583)	(444,434)	(544,073)	(10,480,109)	(8,524,853)

Ending units	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096	17,274,630	24,250,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,629)	(15,482)	(449,933)	(556,501)	(110,071)	(96,213)	267	36,495
Realized gain (loss) on investments	385,397	(1,394,041)	1,139,444	(63,027,490)	(242,080)	(484,379)	(531,838)	(764,407)
Change in unrealized gain (loss) on investments	405,776	2,392,360	7,061,131	84,946,606	2,324,724	2,598,202	925,398	1,539,993
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	766,544	982,837	7,750,642	21,362,615	1,972,573	2,017,610	393,827	812,081

Equity transactions:
Purchase payments received from contract owners (note 3)	154,475	192,583	5,488,712	4,758,071	315,046	369,284	70,830	24,796
Transfers between funds	(518,076)	1,058,592	348,812	(90,017,951)	383,865	(110,211)	(158,372)	(172,997)
Redemptions (note 3)	(815,706)	(391,722)	(3,037,218)	(5,736,367)	(1,279,235)	(894,023)	(513,468)	(362,188)
Annuity benefits	(418)	(313)	(196)	(156)	-	-	-	-
Contract maintenance charges (note 2)	(1,472)	(1,552)	(52,301)	(296,486)	(7,732)	(8,434)	(617)	(699)
Contingent deferred sales charges (note 2)	(1,135)	(1,717)	(30,891)	(99,648)	(7,480)	(6,848)	(3,869)	(4,284)
Adjustments to maintain reserves	(937)	2,688	(1,545)	410,232	935	(100)	52	(420)

Net equity transactions	(1,183,269)	858,559	2,715,373	(90,982,305)	(594,601)	(650,332)	(605,444)	(515,792)

Net change in contract owners’ equity	(416,725)	1,841,396	10,466,015	(69,619,690)	1,377,972	1,367,278	(211,617)	296,289
Contract owners’ equity beginning of period	4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

Contract owners’ equity end of period	$4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612	3,507,688	3,719,305

CHANGES IN UNITS:
Beginning units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088
Units purchased	136,432	487,088	634,593	5,540,801	306,299	250,797	34,597	20,759
Units redeemed	(277,692)	(375,402)	(490,888)	(11,796,592)	(455,914)	(444,032)	(88,640)	(78,393)

Ending units	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089	275,411	329,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTIGB		PVTVB		VYDS		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,592	(9,572)	(11,210)	(18,036)	(3,309)	(2,972)	(570,283)	(1,560,777)
Realized gain (loss) on investments	(25,323)	(85,763)	175,040	(17,492)	(25,447)	(208,750)	6,828,427	(68,892,479)
Change in unrealized gain (loss) on investments	58,937	218,372	433,795	862,924	77,984	314,884	(1,858,084)	92,320,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,206	123,037	597,625	827,396	49,228	103,162	4,400,060	21,867,192

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	133,759	18,592	9,407	209,407	649,103	4,478,977
Transfers between funds	(23,220)	(40,284)	825,860	987,079	(6,307)	400	(38,344,020)	(129,747,549)
Redemptions (note 3)	(78,144)	(122,128)	(429,996)	(141,675)	(57,213)	(341,734)	(4,256,971)	(5,708,687)
Annuity benefits	-	-	-	-	-	-	(2,839)	(2,374)
Contract maintenance charges (note 2)	(89)	(105)	(458)	(355)	(143)	(145)	(33,065)	(277,042)
Contingent deferred sales charges (note 2)	(938)	(3,832)	(4,323)	(2,546)	(34)	(4,127)	(60,378)	(83,512)
Adjustments to maintain reserves	(55)	(47)	(998)	(263)	(14)	(65)	10,273	(54,308)

Net equity transactions	(102,446)	(166,396)	523,844	860,832	(54,304)	(136,264)	(42,037,897)	(131,394,495)

Net change in contract owners’ equity	(55,240)	(43,359)	1,121,469	1,688,228	(5,076)	(33,102)	(37,637,837)	(109,527,303)
Contract owners’ equity beginning of period	681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

Contract owners’ equity end of period	$626,033	681,273	3,997,037	2,875,568	526,739	531,815	-	37,637,837

CHANGES IN UNITS:
Beginning units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406
Units purchased	3,711	-	143,627	121,467	1,032	22,285	1,421,865	2,970,721
Units redeemed	(10,948)	(14,394)	(108,318)	(50,497)	(5,768)	(36,595)	(5,027,508)	(19,038,484)

Ending units	39,549	46,786	248,463	213,154	38,329	43,065	-	3,605,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		TRLT2		VWBFR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(203,552)	88,647	(14,972)	-	2	433,272	148,817	185,342
Realized gain (loss) on investments	(6,757,262)	(7,374,597)	(4,892)	-	-	640,243	(33,954)	(33,812)
Change in unrealized gain (loss) on investments	14,634,695	21,418,095	306,444	-	-	984,066	190,809	140,956
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,673,881	14,132,145	286,580	-	2	2,057,581	305,672	292,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,181,314	7,269,697	690,956	-	(365)	612,105	112,215	159,514
Transfers between funds	(78,102,692)	(2,520,084)	2,298,567	-	893	(39,509,863)	(329,249)	(522,331)
Redemptions (note 3)	(5,352,320)	(4,224,319)	(97,000)	-	(548)	(8,929,203)	(752,131)	(1,288,898)
Annuity benefits	(2,957)	(2,476)	-	-	-	-	-	(2,006)
Contract maintenance charges (note 2)	(118,410)	(92,720)	(100)	-	6	(36,329)	(1,852)	(2,388)
Contingent deferred sales charges (note 2)	(63,531)	(42,850)	(2,377)	-	-	(204,363)	(1,736)	(2,658)
Adjustments to maintain reserves	(1,513)	(912)	(119)	-	1	(43,867)	(9,094)	605

Net equity transactions	(82,460,109)	386,336	2,889,927	-	(13)	(48,111,520)	(981,847)	(1,658,162)

Net change in contract owners’ equity	(74,786,228)	14,518,481	3,176,507	-	(11)	(46,053,939)	(676,175)	(1,365,676)
Contract owners’ equity beginning of period	74,786,228	60,267,747	-	-	11	46,053,950	6,659,349	8,025,025

Contract owners’ equity end of period	$-	74,786,228	3,176,507	-	-	11	5,983,174	6,659,349

CHANGES IN UNITS:
Beginning units	7,776,288	7,723,076	-	-	1	4,360,949	509,578	642,414
Units purchased	869,112	2,619,950	389,912	-	276	1,390,271	53,436	123,723
Units redeemed	(8,645,400)	(2,566,738)	(88,232)	-	(277)	(5,751,219)	(125,599)	(256,559)

Ending units	-	7,776,288	301,680	-	-	1	437,415	509,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBF		VWEMR		VWEM		VWHAR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$299,117	350,807	(138,158)	(160,068)	(159,116)	(197,139)	(360,401)	(276,460)
Realized gain (loss) on investments	(119,580)	(343,676)	(1,653,517)	(7,094,950)	(1,847,822)	(2,002,801)	(481,359)	(2,020,117)
Change in unrealized gain (loss) on investments	428,734	563,603	6,149,883	15,689,932	7,028,655	13,234,015	11,218,034	13,200,812
Reinvested capital gains	-	-	-	779,004	-	1,150,378	-	132,212

Net increase (decrease) in contract owners’ equity resulting from operations	608,271	570,734	4,358,208	9,213,918	5,021,717	12,184,453	10,376,274	11,036,447

Equity transactions:
Purchase payments received from contract owners (note 3)	(68)	21	644,719	483,773	(15)	(63,047)	5,012,352	950,351
Transfers between funds	(198,382)	(831,967)	918,872	3,807,044	(598,977)	(712,494)	11,771,600	1,334,326
Redemptions (note 3)	(1,465,294)	(1,774,252)	(2,523,622)	(1,716,563)	(2,332,627)	(1,750,466)	(4,569,271)	(3,514,636)
Annuity benefits	(2,395)	(2,422)	(3,995)	(3,045)	(7,890)	(6,134)	(5,213)	(4,456)
Contract maintenance charges (note 2)	(7,162)	(8,966)	(6,087)	(5,498)	(11,632)	(11,660)	(11,112)	(10,616)
Contingent deferred sales charges (note 2)	(315)	(1,260)	(3,010)	(3,705)	(2,434)	(2,503)	(13,710)	(3,379)
Adjustments to maintain reserves	969	759	(222)	4,236	(198)	90,339	81,390	(55)

Net equity transactions	(1,672,647)	(2,618,087)	(973,345)	2,566,242	(2,953,773)	(2,455,965)	12,266,036	(1,248,465)

Net change in contract owners’ equity	(1,064,376)	(2,047,353)	3,384,863	11,780,160	2,067,944	9,728,488	22,642,310	9,787,982
Contract owners’ equity beginning of period	13,349,332	15,396,685	19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390

Contract owners’ equity end of period	$12,284,956	13,349,332	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372

CHANGES IN UNITS:
Beginning units	581,103	703,225	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284
Units purchased	-	116	307,759	464,471	-	-	1,712,246	448,815
Units redeemed	(70,037)	(122,238)	(365,944)	(342,252)	(135,686)	(182,242)	(504,325)	(525,045)

Ending units	511,066	581,103	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHA		WRASP		WRPMP		SVDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(286,967)	(304,766)	(297,396)	(147,843)	(37)	-	(465)	(260,026)
Realized gain (loss) on investments	3,549,813	1,937,785	1,312,225	115,041	2	-	9,707	5,880,079
Change in unrealized gain (loss) on investments	4,258,555	10,727,210	4,373,525	1,636,378	3,014	-	1,944	520,989
Reinvested capital gains	-	151,307	-	175,910	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,521,401	12,511,536	5,388,354	1,779,486	2,979	-	11,186	6,141,042

Equity transactions:
Purchase payments received from contract owners (note 3)	22	(3)	19,931,616	10,534,446	25,000	-	71	162,878
Transfers between funds	(1,128,234)	(1,027,034)	22,206,330	23,698,656	-	-	25	(35,453,430)
Redemptions (note 3)	(5,195,002)	(3,337,710)	(4,950,301)	(753,769)	-	-	(3)	(3,046,839)
Annuity benefits	(3,352)	(5,495)	-	-	-	-	(10,238)	(9,498)
Contract maintenance charges (note 2)	(14,259)	(15,467)	(6,238)	(970)	-	-	-	(15,802)
Contingent deferred sales charges (note 2)	(1,680)	(2,101)	(35,512)	(1,591)	-	-	-	(4,436)
Adjustments to maintain reserves	1,170	(5,467)	7,115	(168)	3	-	(424)	11,002

Net equity transactions	(6,341,335)	(4,393,277)	37,153,010	33,476,604	25,003	-	(10,569)	(38,356,125)

Net change in contract owners’ equity	1,180,066	8,118,259	42,541,364	35,256,090	27,982	-	617	(32,215,083)
Contract owners’ equity beginning of period	32,904,086	24,785,827	35,256,090	-	-	-	39,264	32,254,347

Contract owners’ equity end of period	$34,084,152	32,904,086	77,797,454	35,256,090	27,982	-	39,881	39,264

CHANGES IN UNITS:
Beginning units	761,288	892,365	2,978,019	-	-	-	-	1,508,012
Units purchased	-	-	5,430,985	3,367,695	2,491	-	-	23,949
Units redeemed	(142,224)	(131,077)	(2,265,289)	(389,676)	-	-	-	(1,531,961)

Ending units	619,064	761,288	6,143,715	2,978,019	2,491	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVLCG		WFVMM		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(307)	(1,507)	(1,346)	(890)	(1,859)	(1,222,661)	(341,943)	(45,813)
Realized gain (loss) on investments	(7,407)	(1,012)	-	-	15,502	(73,824,875)	1,582,023	70,675
Change in unrealized gain (loss) on investments	(2,793)	32,776	-	-	51,989	114,309,554	2,464,303	992,805
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,507)	30,257	(1,346)	(890)	65,632	39,262,018	3,704,383	1,017,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(27)	-	599,270	139,306	(56,021)	1,221,716	7,483,170	2,421,575
Transfers between funds	(89,455)	-	(705,524)	(195,649)	36,968	(171,342,569)	8,028,271	6,815,945
Redemptions (note 3)	(3,823)	(3,809)	(48,644)	(4,400)	41,905	(13,202,435)	(2,201,487)	(194,957)
Annuity benefits	-	-	-	-	(33,045)	(34,542)	-	-
Contract maintenance charges (note 2)	(13)	(29)	(15)	(30)	(58)	(67,767)	(22,263)	(756)
Contingent deferred sales charges (note 2)	-	-	(525)	-	1,270	(23,398)	(17,634)	(140)
Adjustments to maintain reserves	90	(20)	1	2	12,723	19,703	(17,148)	(65)

Net equity transactions	(93,228)	(3,858)	(155,437)	(60,771)	3,742	(183,429,292)	13,252,909	9,041,602

Net change in contract owners’ equity	(103,735)	26,399	(156,783)	(61,661)	69,374	(144,167,274)	16,957,292	10,059,269
Contract owners’ equity beginning of period	103,735	77,336	156,783	218,444	280,953	144,448,227	10,059,269	-

Contract owners’ equity end of period	$-	103,735	-	156,783	350,327	280,953	27,016,561	10,059,269

CHANGES IN UNITS:
Beginning units	11,201	11,776	14,747	20,154	-	4,815,928	775,011	-
Units purchased	4,250	2,141	118,545	26,587	2,092	69,629	2,259,443	904,420
Units redeemed	(15,451)	(2,716)	(133,292)	(31,994)	(1,256)	(4,885,557)	(1,360,332)	(129,409)

Ending units	-	11,201	-	14,747	836	-	1,674,122	775,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSMV		WFVTRB		WFVOG2		WIEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37	14	5,773	2,535	(576)	-	-	(132,331)
Realized gain (loss) on investments	(317)	(782)	235	54	2,697	-	-	2,885,809
Change in unrealized gain (loss) on investments	1,821	4,712	1,419	148	13,139	-	-	(674,791)
Reinvested capital gains	-	-	7,389	106	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541	3,944	14,816	2,843	15,260	-	-	2,078,687

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	233,380	(1)	-	(2)	(4,631)
Transfers between funds	(248)	(830)	-	-	83,127	-	12	(19,424,482)
Redemptions (note 3)	(1,169)	-	-	-	(36,351)	-	4	(1,161,756)
Annuity benefits	-	-	-	-	-	-	-	(5,074)
Contract maintenance charges (note 2)	-	-	-	-	(10)	-	-	(7,185)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(14)	(2,105)
Adjustments to maintain reserves	(3)	1	13	29	5	-	-	(2,027)

Net equity transactions	(1,420)	(829)	13	233,409	46,770	-	-	(20,607,260)

Net change in contract owners’ equity	121	3,115	14,829	236,252	62,030	-	-	(18,528,573)
Contract owners’ equity beginning of period	9,641	6,526	259,604	23,352	-	-	-	18,528,573

Contract owners’ equity end of period	$9,762	9,641	274,433	259,604	62,030	-	-	-

CHANGES IN UNITS:
Beginning units	1,175	1,260	21,348	2,116	-	-	-	1,761,884
Units purchased	41	102	-	19,232	11,151	-	-	-
Units redeemed	(190)	(187)	-	-	(6,226)	-	-	(1,761,884)

Ending units	1,026	1,175	21,348	21,348	4,925	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WVCP		BF		VFLG2		MBVAG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	18,402	-	8,037	-	(2,676)	-	(610)
Realized gain (loss) on investments	-	(24,024)	-	(1,104,294)	-	(306,922)	-	(166,434)
Change in unrealized gain (loss) on investments	-	375,927	-	1,050,764	-	304,960	-	139,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	370,305	-	(45,493)	-	(4,638)	-	(27,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	213	38,684	1,135	3,518	-	150
Transfers between funds	-	(1,651,216)	(213)	(2,038,455)	-	(633,983)	-	(138,737)
Redemptions (note 3)	4	(124,719)	-	(171,915)	(1,135)	(6,438)	-	(548)
Annuity benefits	-	(157)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,452)	-	(751)	-	(34)	-	(60)
Contingent deferred sales charges (note 2)	(3)	(61)	-	(716)	-	(178)	-	-
Adjustments to maintain reserves	(1)	(131)	-	(20)	-	(13)	-	12

Net equity transactions	-	(1,777,736)	-	(2,173,173)	-	(637,128)	-	(139,183)

Net change in contract owners’ equity	-	(1,407,431)	-	(2,218,666)	-	(641,766)	-	(166,461)
Contract owners’ equity beginning of period	-	1,407,431	-	2,218,666	-	641,766	-	166,461

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	184,626	-	243,504	-	85,778	-	22,130
Units purchased	-	-	24	27,484	230	1,648	-	23
Units redeemed	-	(184,626)	(24)	(270,988)	(230)	(87,426)	-	(22,153)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		SGRF2		JPMCVP		VFLV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(19,446)	-	(91,071)	-	110,879	-	(631)
Realized gain (loss) on investments	-	(3,260,173)	-	(10,460,572)	-	(3,380,741)	-	(618,233)
Change in unrealized gain (loss) on investments	-	3,428,292	-	11,179,144	-	3,002,269	-	544,112
Reinvested capital gains	-	-	-	-	-	12,024	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	148,673	-	627,501	-	(255,569)	-	(74,752)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	80,187	40,688	544,446	(10)	(17)	-	3,982
Transfers between funds	2	(5,012,035)	(34,381)	(18,955,609)	10	(5,708,844)	-	(761,228)
Redemptions (note 3)	-	(273,144)	(5,862)	(948,937)	-	(199,390)	-	(80,405)
Annuity benefits	-	(557)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,369)	(445)	(7,599)	-	(1,034)	-	(99)
Contingent deferred sales charges (note 2)	-	(2,330)	-	(12,302)	-	(13)	-	(142)
Adjustments to maintain reserves	-	(4,350)	-	1,218	-	(49)	-	(18)

Net equity transactions	-	(5,213,598)	-	(19,378,783)	-	(5,909,347)	-	(837,910)

Net change in contract owners’ equity	-	(5,064,925)	-	(18,751,282)	-	(6,164,916)	-	(912,662)
Contract owners’ equity beginning of period	-	5,064,925	-	18,751,282	-	6,164,916	-	912,662

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,380,783	-	2,006,297	-	654,300	-	105,574
Units purchased	13	86,728	5,899	188,149	7	-	-	5,695
Units redeemed	(13)	(1,467,511)	(5,899)	(2,194,446)	(7)	(654,300)	-	(111,269)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MBVCG2		PISVP1
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(494)	-	4,058
Realized gain (loss) on investments	-	(60,514)	-	(861,598)
Change in unrealized gain (loss) on investments	-	44,039	-	807,528
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(16,969)	-	(50,012)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,693)	-	-
Transfers between funds	-	(177,764)	-	(586,886)
Redemptions (note 3)	-	(2,494)	-	(9,064)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(82)
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(4)	-	2

Net equity transactions	-	(181,955)	-	(596,030)

Net change in contract owners’ equity	-	(198,924)	-	(646,042)
Contract owners’ equity beginning of period	-	198,924	-	646,042

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	22,506	-	105,733
Units purchased	-	4,397	-	1,946
Units redeemed	-	(26,903)	-	(107,679)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)*

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)*

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

WRPMCP (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)*

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)

*	At December 31, 2010, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue

Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	0.50%(19)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)	0.30%(18)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(20)
Spousal Continuation Benefit Option	-	-	-	0.10%(20)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(19)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(19)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(19)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	0.50%(19)	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)	1.00%(13)
7% Lifetime Income Option (New York)			1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.30%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	-	0.30%(18)	0.30%(18)	0.30%(18)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-
Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV
Variable Account Charges - Recurring ..	1.30%	1.85%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II		-
Spousal Protection Annuity Option
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option		-
Capital Preservation Plus Option
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(19)
7% Lifetime Income Option (New York)		1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(17)	0.30%(17)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option		-
Maximum Variable Account Charges*	3.60%	4.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 5% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(17)	Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(18)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(19)	No longer available.
(20)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.4%	$3,258	$-	$-	$-	$-	$-	$-	$-
0.65%	42,952	-	-	-	-	-	-	-
0.75%	138,269	-	-	-	-	-	1,053	-
0.8%	193,106	-	-	-	-	-	46	161
0.85%	291,803	-	-	-	-	-	49	-
0.95%	329,301	752	1,032	-	-	-	307	-
1.05%	315,768	1,218	2,680	-	-	-	223	-
1.1%	8,747,047	-	-	-	-	-	10,588	-
1.15%	35,762,295	-	-	-	-	-	49,415	-
1.2%	335,843	-	-	-	-	-	696	-
1.25%	4,553,108	-	-	-	-	-	29,626	-
1.3%	47,131,374	-	-	134,886	17,719	17,540	72,479	14,459
1.35%	8,721,299	-	-	-	-	-	22,765	-
1.4%	18,514,162	-	-	-	-	-	27,943	5,977
1.45%	6,067,029	-	1,039	-	-	-	11,326	-
1.5%	6,752,114	-	-	-	-	-	105,290	-
1.55%	33,272,768	-	-	-	-	-	102,050	-
1.6%	1,844,505	-	-	-	-	-	20,698	-
1.65%	10,668,090	-	-	-	-	-	23,997	-
1.7%	3,452,769	-	-	-	-	-	9,472	-
1.75%	62,309,202	-	-	-	-	-	145,226	-
1.8%	8,278,629	-	-	-	-	-	46,569	-
1.85%	3,712,068	-	-	-	-	-	4,532	-
1.9%	2,963,153	-	-	-	-	-	8,716	-
1.95%	10,564,047	-	-	-	-	-	55,777	-
2%	17,571,404	-	-	-	-	-	27,574	-
2.05%	3,876,716	-	-	-	-	-	1,565	-
2.1%	5,406,902	-	-	-	-	-	19,551	-
2.15%	11,118,708	-	-	-	-	-	5,520	-
2.2%	5,182,008	-	-	-	-	-	6,515	-
2.25%	6,263,442	-	-	-	-	-	93	-
2.3%	2,867,688	-	-	-	-	-	6,412	-
2.35%	28,027,542	-	-	-	-	-	19,013	-
2.4%	3,491,742	-	-	-	-	-	2,031	-
2.45%	2,066,079	-	-	-	-	-	5,775	-
2.5%	8,232,290	-	-	-	-	-	-	-
2.55%	2,609,438	-	-	-	-	-	539	-
2.6%	1,222,506	-	-	-	-	-	-	-
2.65%	220,090	-	-	-	-	-	275	-
2.7%	1,085,209	-	-	-	-	-	-	-
2.75%	253,404	-	-	-	-	-	-	-
2.8%	304,700	-	-	-	-	-	-	-
2.85%	194,805	-	-	-	-	-	-	-
2.9%	222,286	-	-	-	-	-	-	-
2.95%	163,555	-	-	-	-	-	-	-
3%	61,467	-	-	-	-	-	-	-
3.05%	59,557	-	-	-	-	-	-	-
3.1%	20,605	-	-	-	-	-	-	-
3.15%	97	-	-	-	-	-	-	-
3.2%	2,667	-	-	-	-	-	-	-
3.25%	8,189	-	-	-	-	-	-	-
3.3%	794	-	-	-	-	-	-	-

Totals	$375,497,849	$1,970	$4,751	$134,886	$17,719	$17,540	$843,706	$20,597

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	-	-	-	-	-	118	-	-
0.75%	-	-	-	-	-	340	-	-
0.8%	1,501	-	-	80	-	3,230	136	38
0.85%	-	-	-	-	-	4,313	-	-
0.95%	-	-	-	-	10,379	9,230	149	-
1.05%	-	-	-	-	21,482	10,528	-	-
1.1%	-	-	-	-	434	17,565	133	-
1.15%	-	18	17	-	25,205	172,899	542	-
1.2%	-	-	-	-	164	178	-	-
1.25%	-	-	-	-	12,333	23,705	236	-
1.3%	297,014	116	246	59,875	214	314,966	55,752	19,252
1.35%	-	-	-	-	226	80,171	834	-
1.4%	142,607	-	-	22,560	901	96,568	14,087	9,961
1.45%	-	-	-	-	8,414	38,732	107	-
1.5%	-	22	36	-	9,215	32,495	1,909	-
1.55%	-	-	10	-	35,747	187,757	2,296	-
1.6%	-	-	-	-	3,727	13,615	298	-
1.65%	-	1	26	-	12,304	72,068	453	-
1.7%	-	-	1	-	7,468	13,371	84	-
1.75%	-	34	49	-	5,646	225,483	877	-
1.8%	-	9	2	-	12,964	34,929	215	-
1.85%	-	1	5	-	1,098	15,368	139	-
1.9%	-	-	-	-	129	24,481	157	-
1.95%	-	17	10	-	3,786	38,943	62	-
2%	-	-	-	-	942	74,626	2,164	-
2.05%	-	9	16	-	6,375	12,490	51	-
2.1%	-	-	5	-	673	25,126	922	-
2.15%	-	-	4	-	370	29,614	10	-
2.2%	-	-	-	-	-	21,199	234	-
2.25%	-	1	-	-	1,272	9,238	-	-
2.3%	-	-	-	-	1,462	25,488	-	-
2.35%	-	-	18	-	-	54,756	-	-
2.4%	-	-	-	-	-	11,271	-	-
2.45%	-	-	-	-	3,516	10,161	120	-
2.5%	-	-	-	-	-	25,298	-	-
2.55%	-	-	-	-	-	8,734	-	-
2.6%	-	-	-	-	-	5,796	-	-
2.65%	-	-	-	-	-	1,083	-	-
2.7%	-	-	-	-	-	1,227	-	-
2.75%	-	-	-	-	-	499	-	-
2.8%	-	-	-	-	-	538	-	-
2.85%	-	-	-	-	-	87	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	68	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$441,122	$228	$445	$82,515	$186,446	$1,748,359	$81,967	$29,251

	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	538	-	-	1,912	49	-	-	-
0.75%	2,262	-	-	4,415	75	-	-	-
0.8%	7,463	333	-	294	-	1	-	26
0.85%	7,287	-	-	13,464	3	-	-	-
0.95%	21,756	954	160	1,759	-	-	4,328	-
1.05%	21,213	356	-	720	-	-	1,241	-
1.1%	18,211	45	717	74,832	462	-	3,393	-
1.15%	278,327	7,695	18,621	588,158	5,071	-	36,948	-
1.2%	1,105	-	1,299	5,407	-	-	117	-
1.25%	34,136	5,347	11,841	52,534	329	-	10,086	-
1.3%	624,846	60,958	284	141,766	9,248	18,362	-	40,969
1.35%	103,634	-	2,468	143,368	1,617	-	11,395	-
1.4%	158,837	28,183	2,309	94,519	2,131	9,130	3,828	15,426
1.45%	51,868	1,130	4,309	103,485	471	-	15,823	-
1.5%	40,034	1,208	21,154	108,597	2,958	-	26,414	-
1.55%	288,054	5,557	25,995	560,002	5,430	-	52,981	-
1.6%	25,240	237	3,156	26,038	1,808	-	3,967	-
1.65%	117,077	1,155	9,641	163,179	1,034	-	13,900	-
1.7%	34,904	3,427	6,030	81,649	82	-	15,619	-
1.75%	317,606	755	18,379	1,390,308	11,223	-	65,630	-
1.8%	86,246	1,710	12,241	161,192	1,144	-	20,680	-
1.85%	14,381	757	11,973	67,619	91	-	11,424	-
1.9%	19,066	-	1,956	41,512	248	-	3,004	-
1.95%	45,851	808	4,064	202,114	3,395	-	11,854	-
2%	71,344	-	7,438	436,325	5,234	-	18,795	-
2.05%	12,540	2,356	10,802	61,073	813	-	4,587	-
2.1%	45,342	1,021	6,883	101,934	773	-	5,645	-
2.15%	58,784	362	4,129	316,920	588	-	5,926	-
2.2%	30,852	-	1,256	94,249	1,546	-	5,980	-
2.25%	5,828	-	2,498	144,314	42	-	3,414	-
2.3%	8,814	-	4,068	32,847	63	-	4,332	-
2.35%	46,744	-	2,432	983,900	1,306	-	17,776	-
2.4%	12,094	-	36	90,031	622	-	2,414	-
2.45%	11,151	-	1,594	55,913	788	-	681	-
2.5%	339	-	614	34,847	725	-	10,627	-
2.55%	7,587	-	128	78,281	113	-	1,015	-
2.6%	1,070	-	-	47,913	-	-	2,545	-
2.65%	1,022	-	-	1,843	197	-	81	-
2.7%	1,244	-	51	19,467	-	-	190	-
2.75%	347	-	-	4,291	-	-	-	-
2.8%	1,343	-	26	2,164	-	-	-	-
2.85%	60	-	-	753	-	-	-	-
2.9%	390	-	-	4,728	-	-	-	-
2.95%	101	-	-	703	-	-	41	-
3%	-	-	-	-	-	-	-	-
3.05%	78	-	-	1,022	-	-	592	-
3.1%	83	-	-	166	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	15	-	-	60	-	-	-	-
3.25%	2	-	-	301	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,637,116	$124,354	$198,552	$6,542,888	$59,679	$27,493	$397,273	$56,421

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	29	2,800
0.75%	-	-	-	-	-	-	62	3,239
0.8%	-	-	-	-	2	180	-	548
0.85%	-	-	-	-	-	-	116	391
0.95%	-	-	-	-	197	-	472	262
1.05%	-	-	-	-	223	-	473	3,908
1.1%	411	-	-	-	3,469	-	10,529	1,313,934
1.15%	3,465	-	109	23,358	6,319	-	39,991	3,362,729
1.2%	-	-	-	-	217	-	136	6,612
1.25%	1,585	-	-	20,714	2,361	-	4,362	371,460
1.3%	-	403	-	-	2,868	37,620	4,780	827,624
1.35%	-	-	6	2,823	1,471	-	10,634	767,321
1.4%	412	232	-	274	3,972	13,491	2,432	246,115
1.45%	1,325	-	-	145	1,596	-	8,588	389,643
1.5%	4,775	-	27	-	181	-	8,053	607,824
1.55%	2,300	-	-	70	7,412	-	40,339	3,188,072
1.6%	156	-	-	401	1,033	-	1,237	76,797
1.65%	342	-	-	1,422	3,811	-	8,168	597,659
1.7%	388	-	-	-	-	-	2,732	253,585
1.75%	750	-	-	5,984	4,037	-	59,216	5,912,637
1.8%	1,194	-	-	-	1,783	-	7,104	402,768
1.85%	192	-	-	1,198	471	-	3,651	213,576
1.9%	173	-	-	307	-	-	1,629	145,355
1.95%	190	-	-	638	753	-	8,759	942,191
2%	1	-	-	-	526	-	9,395	957,623
2.05%	552	-	-	-	204	-	1,914	149,751
2.1%	528	-	-	-	1,156	-	4,263	404,890
2.15%	45	-	-	-	1,669	-	4,647	344,221
2.2%	-	-	-	609	-	-	2,202	322,775
2.25%	-	-	-	-	-	-	1,858	547,881
2.3%	-	-	-	-	-	-	5,306	192,633
2.35%	-	-	-	93	-	-	5,845	1,301,203
2.4%	-	-	-	-	59	-	1,097	278,112
2.45%	-	-	-	-	-	-	1,327	138,456
2.5%	-	-	-	-	-	-	2,560	1,201,111
2.55%	-	-	-	-	-	-	212	127,894
2.6%	-	-	-	-	-	-	419	43,926
2.65%	-	-	-	-	-	-	65	19,363
2.7%	-	-	-	-	-	-	184	82,872
2.75%	-	-	-	-	-	-	6	17,534
2.8%	-	-	-	-	-	-	99	45,629
2.85%	-	-	-	-	-	-	83	24,487
2.9%	-	-	-	-	-	-	96	6,270
2.95%	-	-	-	-	-	-	40	26,584
3%	-	-	-	-	-	-	-	1,919
3.05%	-	-	-	-	-	-	-	4,578
3.1%	-	-	-	-	-	-	-	658
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	348
3.3%	-	-	-	-	-	-	7	-

	$18,784	$635	$142	$58,036	$45,790	$51,291	$265,117	$25,877,768

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2

0.4%	$-	$2	$-	$-	$-	$-	$-	$-
0.65%	1,728	9	30	1,771	-	-	-	-
0.75%	678	753	29	1,043	-	285	-	-
0.8%	457	686	1,824	348	-	346	53	-
0.85%	18	610	1,931	1,685	-	249	-	-
0.95%	4,494	1,569	2,273	1,391	803	8,549	-	-
1.05%	3,630	2,452	1,858	712	87	4,017	-	-
1.1%	347,185	23,872	52,773	326,712	633	3,403	-	256
1.15%	1,113,209	185,586	309,765	997,267	20,074	201,546	-	5,910
1.2%	5,580	1,279	1,771	3,838	5,311	176	-	569
1.25%	85,631	25,650	31,392	73,032	11,677	23,328	-	1,640
1.3%	322,473	128,693	163,244	253,772	40	75,001	2,795	-
1.35%	235,224	73,054	102,707	230,248	4,596	47,653	-	-
1.4%	88,514	51,681	67,043	25,313	1,057	48,757	3,866	2,420
1.45%	173,734	34,608	52,628	128,462	6,024	44,505	-	982
1.5%	191,286	57,842	88,767	173,978	5,093	63,845	-	824
1.55%	1,179,343	208,363	352,358	1,098,591	25,900	166,718	-	4,970
1.6%	31,070	19,076	39,137	28,895	2,807	23,597	-	109
1.65%	182,252	47,957	77,460	138,373	13,408	59,657	-	1,284
1.7%	125,912	24,469	37,723	106,437	4,760	9,970	-	815
1.75%	1,762,957	276,679	494,978	1,629,814	7,848	108,811	-	719
1.8%	150,982	41,330	88,963	95,192	15,736	66,633	-	3,568
1.85%	86,998	12,496	29,019	71,157	10,511	21,879	-	1,911
1.9%	135,984	10,391	16,281	134,222	2,905	13,308	-	960
1.95%	280,309	40,375	80,915	265,117	278	11,906	-	833
2%	301,276	48,963	91,804	292,247	1,261	44,588	-	-
2.05%	140,900	7,776	9,827	129,138	1,054	5,132	-	99
2.1%	130,222	23,530	45,232	113,227	3,485	11,133	-	198
2.15%	243,761	12,911	36,164	235,787	1,247	6,456	-	1,075
2.2%	174,163	11,562	27,398	168,074	-	11,065	-	-
2.25%	545,274	7,835	20,991	543,628	-	5,744	-	320
2.3%	149,105	9,105	19,275	160,355	60	4,197	-	-
2.35%	1,226,999	23,282	56,467	1,225,109	618	8,212	-	-
2.4%	252,586	4,576	5,341	252,669	-	317	-	-
2.45%	106,195	6,227	7,945	94,458	-	10,672	-	502
2.5%	1,209,312	19,331	31,151	1,221,035	-	95	-	-
2.55%	110,549	1,731	4,068	109,809	-	4,855	-	-
2.6%	48,644	3,878	2,904	43,526	-	-	-	-
2.65%	18,941	1,327	2,809	20,838	-	409	-	-
2.7%	80,627	698	2,790	80,938	-	59	-	-
2.75%	17,463	162	425	15,964	-	633	-	-
2.8%	21,449	1,177	567	20,116	-	404	-	-
2.85%	25,478	-	651	25,139	-	-	-	-
2.9%	5,423	536	1,242	5,522	-	-	-	-
2.95%	26,544	254	169	27,289	-	-	-	-
3%	1,912	-	-	1,970	-	-	-	-
3.05%	4,562	117	328	4,701	-	-	-	-
3.1%	657	-	-	677	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	336	-	-	360	-	-	-	-
3.3%	79	55	56	56	-	-	-	-

	$11,352,105	$1,454,515	$2,462,473	$10,580,002	$147,273	$1,118,110	$6,714	$29,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	6	-
0.75%	-	1,953	-	-	-	-	802	-
0.8%	1,899	-	-	70	52	693	-	401
0.85%	-	948	-	-	-	-	92	-
0.95%	-	1,288	-	-	-	-	227	-
1.05%	-	2,961	-	-	-	-	434	-
1.1%	-	6,983	-	-	-	-	4,333	-
1.15%	-	169,389	210	-	-	-	32,786	-
1.2%	-	290	-	-	-	-	-	-
1.25%	-	17,581	307	-	-	-	3,469	-
1.3%	404,717	2,010	-	10,364	111	256,120	2,258	20,467
1.35%	-	41,877	-	-	-	-	10,010	-
1.4%	97,121	7,957	11	3,677	344	169,850	2,114	8,706
1.45%	-	37,506	6	-	-	-	18,092	-
1.5%	-	31,569	19	-	-	-	10,181	-
1.55%	-	141,790	449	-	-	-	37,030	-
1.6%	-	12,893	-	-	-	-	4,246	-
1.65%	-	36,144	70	-	-	-	12,316	-
1.7%	-	18,057	54	-	-	-	10,560	-
1.75%	-	95,764	11	-	-	-	60,035	-
1.8%	-	40,281	275	-	-	-	10,902	-
1.85%	-	15,442	-	-	-	-	6,183	-
1.9%	-	7,685	-	-	-	-	3,483	-
1.95%	-	27,437	-	-	-	-	9,940	-
2%	-	37,587	-	-	-	-	11,690	-
2.05%	-	3,202	-	-	-	-	1,889	-
2.1%	-	34,799	189	-	-	-	5,098	-
2.15%	-	8,596	-	-	-	-	2,733	-
2.2%	-	8,681	-	-	-	-	2,964	-
2.25%	-	3,605	-	-	-	-	1,418	-
2.3%	-	6,719	-	-	-	-	5,144	-
2.35%	-	4,238	-	-	-	-	8,346	-
2.4%	-	1,089	-	-	-	-	600	-
2.45%	-	13,971	-	-	-	-	685	-
2.5%	-	571	-	-	-	-	2,762	-
2.55%	-	2,700	-	-	-	-	1,290	-
2.6%	-	-	-	-	-	-	434	-
2.65%	-	3,216	-	-	-	-	25	-
2.7%	-	474	-	-	-	-	-	-
2.75%	-	2,647	-	-	-	-	475	-
2.8%	-	1,922	-	-	-	-	80	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$503,737	$851,822	$1,601	$14,111	$507	$426,663	$285,132	$29,574

	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.4%	$-	$-	$-	$-	$-	$-	$197	$-
0.65%	-	-	1	-	1,519	-	229	459
0.75%	-	-	877	-	4,897	-	1,428	2,498
0.8%	-	3,606	-	4	-	52	63	637
0.85%	-	-	-	-	12,015	-	3,124	4,533
0.95%	-	-	182	-	102	-	-	-
1.05%	-	-	54	-	122	-	-	-
1.1%	1,140	-	5,693	-	45,372	3,499	812,078	754,241
1.15%	2,088	-	18,794	-	376,705	28,190	825,932	1,792,142
1.2%	-	-	110	-	3,864	494	7,784	4,883
1.25%	363	-	5,953	-	23,475	6,790	160,438	212,875
1.3%	924	815,529	4,060	18,079	9,517	12,988	421,479	448,057
1.35%	694	-	10,201	-	81,896	5,292	168,686	488,867
1.4%	-	475,900	3,354	3,041	40,046	1,807	21,861	6,179
1.45%	177	-	4,174	-	52,116	1,863	118,893	203,915
1.5%	1,616	-	6,527	-	52,159	1,902	188,385	386,815
1.55%	1,448	-	33,882	-	365,226	30,182	812,911	1,359,072
1.6%	1,367	-	2,593	-	14,368	9,671	12,570	2,970
1.65%	48	-	22,156	-	106,696	3,172	154,614	180,663
1.7%	21	-	888	-	54,532	2,656	51,081	127,076
1.75%	2,505	-	44,666	-	1,020,903	24,926	1,389,895	3,371,551
1.8%	1,843	-	7,082	-	104,571	11,072	80,269	130,265
1.85%	566	-	3,722	-	33,275	337	119,042	170,571
1.9%	-	-	1,202	-	13,061	23	133,452	369,276
1.95%	475	-	18,425	-	133,351	10,852	234,544	693,442
2%	468	-	15,525	-	355,335	11,515	331,421	444,444
2.05%	-	-	1,440	-	39,389	816	72,002	72,327
2.1%	229	-	10,657	-	63,246	10,653	115,699	217,968
2.15%	237	-	4,960	-	268,825	1,144	161,928	206,718
2.2%	39	-	31,546	-	66,205	5,385	200,604	208,751
2.25%	81	-	962	-	110,672	-	252,800	41,436
2.3%	1,543	-	5,474	-	13,825	115	135,383	220,100
2.35%	889	-	2,955	-	817,502	2,751	925,898	236,135
2.4%	330	-	601	-	72,899	4,256	153,418	53,518
2.45%	-	-	7,487	-	51,256	210	109,159	88,733
2.5%	72	-	1,230	-	3,416	-	2,053,800	219,212
2.55%	49	-	640	-	63,106	2,540	67,649	71,473
2.6%	-	-	-	-	34,437	24,690	40,178	211
2.65%	-	-	1,903	-	2,157	113	2,359	1,450
2.7%	-	-	-	-	14,772	-	146,396	13,098
2.75%	35	-	30	-	3,443	-	14,482	-
2.8%	-	-	-	-	10,069	497	1,094	1,041
2.85%	-	-	-	-	593	-	29,168	9,028
2.9%	-	-	-	-	4,317	-	865	-
2.95%	-	-	-	-	633	-	4,875	3,684
3%	-	-	-	-	-	-	537	1,193
3.05%	-	-	-	-	505	-	5,377	-
3.1%	-	-	-	-	170	-	1,031	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	62	-	-	-
3.25%	-	-	-	-	251	-	2,055	-
3.3%	-	-	-	-	-	-	-	-

	$19,247	$1,295,035	$280,006	$21,124	$4,546,873	$220,453	$10,547,133	$12,821,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	600	-	-	-	1,722	-	-
0.75%	-	2,813	2,880	204	-	4,744	2	-
0.8%	-	-	80	49	86	-	390	23,476
0.85%	1,851	1,307	468	3,722	-	13,217	506	-
0.95%	-	-	-	-	-	2,087	-	-
1.05%	-	-	-	-	-	1,274	115	-
1.1%	276,077	1,097,199	69,860	297,496	-	43,020	9,831	-
1.15%	541,136	1,737,808	571,121	517,586	-	269,172	24,921	-
1.2%	16,022	23,485	-	9,172	-	3,212	-	-
1.25%	75,662	202,190	29,364	73,951	-	22,979	7,795	-
1.3%	163,099	502,262	57,495	160,154	25,945	6,650	17,393	1,358,910
1.35%	107,579	385,878	116,227	104,631	-	55,124	4,520	-
1.4%	35,661	26,975	13,850	17,925	10,364	30,664	15,122	487,392
1.45%	78,467	215,280	68,896	82,556	-	41,241	4,941	-
1.5%	69,784	335,945	48,270	98,252	-	40,285	6,520	-
1.55%	618,985	1,458,620	492,427	621,802	-	232,461	42,615	-
1.6%	15,245	24,008	4,950	20,108	-	17,549	2,814	-
1.65%	198,746	303,772	133,242	105,025	-	78,697	22,394	-
1.7%	16,963	87,755	16,976	29,082	-	47,786	3,100	-
1.75%	1,027,620	3,076,112	980,909	779,920	-	688,235	78,829	-
1.8%	102,606	205,313	50,032	141,129	-	78,806	8,974	-
1.85%	53,517	77,203	43,724	48,667	-	30,360	7,059	-
1.9%	12,951	117,734	19,299	71,361	-	6,414	2,390	-
1.95%	190,365	512,401	111,359	118,499	-	82,682	20,563	-
2%	282,599	560,856	255,925	183,566	-	310,149	12,276	-
2.05%	5,545	42,763	37,140	9,056	-	34,389	2,858	-
2.1%	214,815	212,326	31,255	72,242	-	31,870	1,331	-
2.15%	13,236	134,893	110,948	39,502	-	178,385	6,130	-
2.2%	90,708	222,063	99,296	113,240	-	60,048	10,875	-
2.25%	27,475	20,918	13,113	37,042	-	138,792	1,287	-
2.3%	33,490	91,072	75,086	78,263	-	7,497	6,884	-
2.35%	56,135	259,429	87,003	53,111	-	858,264	7,560	-
2.4%	14,217	32,362	20,032	29,961	-	55,119	2,133	-
2.45%	19,670	40,222	11,817	13,866	-	44,206	3,828	-
2.5%	56,889	14,378	13,792	112,565	-	2,903	1,714	-
2.55%	13,114	38,747	1,200	6,838	-	60,301	104	-
2.6%	10,193	7,686	4,811	9,633	-	37,969	-	-
2.65%	1,168	11,803	1,320	2,601	-	1,176	634	-
2.7%	4,873	6,158	3,981	37,028	-	13,784	1,772	-
2.75%	1,435	3,991	-	979	-	4,630	-	-
2.8%	7,320	-	-	1,355	-	1,964	-	-
2.85%	966	7,533	-	5,872	-	536	-	-
2.9%	-	1,516	604	4,036	-	3,650	-	-
2.95%	714	5,065	-	23,273	-	347	-	-
3%	-	-	-	-	-	-	-	-
3.05%	3,162	-	-	-	-	339	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	199	21	-	-	318	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,460,060	$12,108,640	$3,598,773	$4,135,320	$36,395	$3,645,017	$340,180	$1,869,778

	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.4%	$-	$-	$-	$6	$-	$-	$-	$-
0.65%	1,444	-	-	2,228	-	-	-	-
0.75%	3,760	-	-	7,780	-	-	-	-
0.8%	-	-	89	3,833	5,024	-	43	-
0.85%	11,125	-	-	16,682	-	-	-	-
0.95%	2,215	81	-	16,006	-	89	-	345
1.05%	3,443	-	-	11,442	-	-	-	370
1.1%	43,327	-	-	67,587	-	15	-	273
1.15%	399,191	725	-	826,688	-	791	-	10,317
1.2%	3,928	121	-	6,158	-	-	-	20
1.25%	25,644	492	-	82,660	-	1,201	-	1,897
1.3%	6,544	-	6,524	1,200,218	335,641	-	13,693	23
1.35%	91,811	-	-	214,195	-	-	-	2,713
1.4%	40,157	54	1,888	585,944	110,787	141	5,245	491
1.45%	53,955	20	-	157,201	-	211	-	3,040
1.5%	55,206	47	-	129,809	-	264	-	2,353
1.55%	384,814	302	-	712,051	-	935	-	12,504
1.6%	12,026	10	-	41,286	-	-	-	1,008
1.65%	112,191	79	-	244,474	-	324	-	6,608
1.7%	57,710	-	-	95,698	-	275	-	4,534
1.75%	1,029,500	7	-	1,365,853	-	117	-	8,388
1.8%	101,863	1,241	-	242,642	-	1,310	-	9,934
1.85%	35,657	23	-	69,143	-	400	-	2,526
1.9%	11,517	-	-	22,072	-	74	-	327
1.95%	133,002	-	-	200,741	-	-	-	759
2%	323,757	-	-	466,658	-	-	-	3,888
2.05%	41,033	-	-	61,078	-	94	-	488
2.1%	63,210	32	-	94,875	-	60	-	3,345
2.15%	275,118	3	-	317,567	-	3	-	417
2.2%	63,282	-	-	158,630	-	37	-	1,450
2.25%	102,236	-	-	169,362	-	-	-	4
2.3%	11,586	-	-	22,756	-	-	-	349
2.35%	778,079	-	-	1,061,887	-	-	-	271
2.4%	73,285	-	-	98,405	-	14	-	580
2.45%	36,994	-	-	54,415	-	-	-	764
2.5%	2,953	-	-	21,075	-	-	-	13
2.55%	60,328	-	-	76,059	-	-	-	165
2.6%	33,987	-	-	48,610	-	-	-	47
2.65%	1,500	-	-	5,226	-	-	-	288
2.7%	15,621	-	-	19,823	-	-	-	50
2.75%	3,864	-	-	13,872	-	-	-	313
2.8%	1,794	-	-	2,738	-	-	-	-
2.85%	616	-	-	570	-	-	-	-
2.9%	4,144	-	-	6,001	-	-	-	-
2.95%	672	-	-	810	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	483	-	-	600	-	-	-	-
3.1%	167	-	-	172	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	61	-	-	62	-	-	-	-
3.25%	224	-	-	352	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,515,024	$3,237	$8,501	$9,024,000	$451,452	$6,355	$18,981	$80,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.4%	$-	$-	$-	$-	$-	$2,736	$-	$214
0.65%	2	-	5	845	1,643	5,500	1,949	2,172
0.75%	-	395	1,429	6,268	2,540	13,140	3,853	2,690
0.8%	28	4,196	1	89	404	4,248	8,099	2,914
0.85%	1,008	940	6,676	3,154	2,556	14,104	2,287	7,949
0.95%	777	1,069	-	-	1,885	8,495	6,938	3,853
1.05%	1,704	1,565	99	-	1,562	5,842	10,051	500
1.1%	21,317	10,575	188,704	230,105	169,388	745,012	188,907	216,222
1.15%	31,913	245,780	306,569	624,642	690,601	3,624,410	2,414,562	1,054,722
1.2%	290	4,789	90	56	12,524	23,502	45,848	5,998
1.25%	1,243	40,614	49,565	42,867	75,036	426,870	233,329	176,033
1.3%	15,217	135,578	223,022	265,564	236,958	735,334	357,368	236,362
1.35%	5,479	68,104	63,895	106,614	107,557	802,399	521,293	275,828
1.4%	9,811	88,047	6,567	3,150	165,123	499,481	374,266	167,647
1.45%	6,328	42,753	11,410	114,211	118,104	414,478	303,357	201,132
1.5%	3,587	86,588	77,244	115,405	102,490	514,097	258,543	147,476
1.55%	24,581	192,844	229,361	469,825	683,177	2,771,092	2,150,391	858,656
1.6%	857	25,985	9,556	9,801	17,069	183,461	90,433	65,390
1.65%	1,793	482,371	26,727	55,982	216,057	1,464,352	1,356,313	363,781
1.7%	1,438	78,160	3,037	14,436	24,528	329,927	230,903	64,213
1.75%	22,330	1,010,646	353,662	893,155	968,199	7,278,305	5,982,886	1,693,664
1.8%	15,866	86,481	12,545	33,420	321,009	689,924	481,352	291,573
1.85%	2,789	126,286	4,121	21,773	73,766	393,477	373,680	104,448
1.9%	406	122,766	31,810	3,498	67,786	328,275	302,705	157,557
1.95%	5,635	297,381	85,437	235,051	90,052	1,206,463	1,084,600	237,016
2%	13,602	441,274	63,721	94,912	389,211	3,827,268	1,021,128	728,136
2.05%	544	374,313	5,889	4,820	29,575	618,870	634,257	123,179
2.1%	1,001	224,702	32,755	66,997	81,394	445,984	532,154	77,188
2.15%	1,112	455,653	24,085	39,112	66,395	1,984,113	1,669,811	406,385
2.2%	1,953	52,147	18,006	27,292	135,024	724,678	280,888	141,344
2.25%	1,046	386,173	50,393	4,865	29,169	749,029	358,000	558,000
2.3%	1,336	166,123	16,370	12,870	41,062	271,713	295,417	79,800
2.35%	4,859	737,857	70,143	18,622	124,835	5,923,282	1,472,138	1,798,495
2.4%	114	67,079	3,990	1,878	22,277	492,375	270,443	236,991
2.45%	682	88,583	4,139	9,805	20,156	195,520	115,851	72,062
2.5%	778	52,231	88,516	26	43,941	588,548	166,453	427,538
2.55%	15	149,766	5,328	9,276	29,839	571,217	197,700	106,029
2.6%	103	42,022	8,512	-	12,501	195,860	67,356	25,126
2.65%	-	9,607	5,505	337	6,721	10,338	29,800	172
2.7%	-	52,563	8,642	5	5,355	198,631	66,006	42,477
2.75%	159	7,156	1,692	-	8,190	22,196	25,958	6,420
2.8%	-	26,866	375	-	20,333	11,012	14,190	6,941
2.85%	-	2,977	13,686	-	4,205	16,334	4,074	7,238
2.9%	-	14,128	23,298	-	-	44,122	40,308	8,671
2.95%	-	873	4,023	-	-	11,390	2,795	10,965
3%	-	7,259	-	-	-	2,468	31,823	12,005
3.05%	-	7,162	8,494	-	-	1,433	9,307	1,248
3.1%	-	2,244	-	-	-	8,068	5,174	-
3.15%	-	-	-	-	-	-	97	-
3.2%	-	-	1,121	-	-	-	-	787
3.25%	-	-	-	-	-	1,452	-	-
3.3%	-	-	-	-	-	-	-	-

	$201,703	$6,522,671	$2,150,215	$3,540,728	$5,220,197	$39,400,825	$24,095,041	$11,215,207

	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.4%	$-	$6	$18	$-	$-	$-	$-	$4
0.65%	-	5	1,131	-	1,255	-	-	33
0.75%	-	104	4,653	-	3,383	-	-	30
0.8%	170	1,713	13,327	1,890	-	-	203	-
0.85%	-	506	4,674	-	9,606	-	-	27
0.95%	-	1,132	7,301	-	917	340	-	3,191
1.05%	-	1,404	4,000	-	1,725	-	-	1,752
1.1%	-	4,721	75,832	-	41,646	-	-	19,036
1.15%	-	123,311	788,565	-	374,681	2,498	-	116,588
1.2%	-	1,526	3,131	-	3,798	-	-	1,310
1.25%	-	26,895	95,273	-	27,193	466	-	9,822
1.3%	9,969	378,573	1,972,779	398,242	6,839	-	71,194	8,646
1.35%	-	37,582	179,149	-	81,423	-	-	23,658
1.4%	1,817	124,921	1,041,855	186,083	37,704	303	30,632	6,990
1.45%	-	37,099	200,819	-	59,562	477	-	15,360
1.5%	-	20,983	231,244	-	50,480	718	-	20,181
1.55%	-	126,158	786,269	-	368,415	4,363	-	110,947
1.6%	-	11,281	105,128	-	10,929	213	-	4,752
1.65%	-	42,687	205,074	-	104,943	411	-	25,202
1.7%	-	18,168	66,521	-	50,881	81	-	15,325
1.75%	-	98,896	981,546	-	944,268	86	-	156,344
1.8%	-	40,527	309,410	-	96,423	823	-	23,478
1.85%	-	9,886	120,399	-	37,550	471	-	11,867
1.9%	-	8,135	37,291	-	11,335	457	-	11,769
1.95%	-	31,223	171,725	-	126,865	193	-	26,970
2%	-	41,441	321,713	-	287,600	-	-	36,547
2.05%	-	27,899	66,768	-	37,835	1,726	-	10,712
2.1%	-	10,317	140,448	-	61,349	635	-	14,216
2.15%	-	16,708	140,472	-	246,899	108	-	9,470
2.2%	-	12,791	227,360	-	56,397	-	-	7,668
2.25%	-	6,780	88,270	-	85,382	-	-	5,913
2.3%	-	8,640	44,519	-	10,765	-	-	13,229
2.35%	-	17,071	279,813	-	633,695	-	-	21,042
2.4%	-	4,113	38,147	-	66,020	-	-	2,398
2.45%	-	3,965	42,905	-	34,056	-	-	5,945
2.5%	-	6,277	50,552	-	2,779	-	-	12,951
2.55%	-	594	22,202	-	49,334	-	-	2,212
2.6%	-	114	18,267	-	25,645	-	-	1,417
2.65%	-	671	4,623	-	1,787	-	-	1,110
2.7%	-	417	4,553	-	12,268	-	-	530
2.75%	-	414	7,897	-	3,571	-	-	632
2.8%	-	6,834	2,359	-	1,796	-	-	3,504
2.85%	-	-	1,524	-	481	-	-	-
2.9%	-	-	1,303	-	3,635	-	-	767
2.95%	-	85	276	-	596	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	302	339	-	477	-	-	-
3.1%	-	-	-	-	167	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	72	-	-	-
3.25%	-	-	93	-	182	-	-	-
3.3%	-	-	23	-	-	-	-	39

	$11,956	$1,312,875	$8,911,540	$586,215	$4,074,609	$14,369	$102,029	$763,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	660	-	-	-	669	1,009	-
0.75%	-	1,892	-	362	-	1,797	2,550	-
0.8%	725	-	169	45	5,011	-	2,530	193
0.85%	-	5,063	-	28	-	5,189	7,203	-
0.95%	-	1,755	-	921	-	3,336	-	-
1.05%	-	2,101	-	711	-	2,302	-	-
1.1%	-	23,933	-	8,305	-	30,951	33,978	-
1.15%	-	251,416	-	68,212	-	276,313	260,298	-
1.2%	-	3,585	-	1,757	-	2,518	2,402	-
1.25%	-	28,983	-	19,555	-	30,203	17,756	-
1.3%	91,507	4,535	25,232	18,543	2,128,305	4,790	1,747,739	58,596
1.35%	-	59,893	-	15,560	-	69,195	64,708	-
1.4%	26,217	24,281	9,020	12,529	459,827	23,797	555,319	14,768
1.45%	-	41,836	-	14,450	-	48,593	38,041	-
1.5%	-	44,160	-	25,269	-	44,309	32,978	-
1.55%	-	268,827	-	97,299	-	267,679	266,450	-
1.6%	-	11,559	-	5,457	-	8,317	7,315	-
1.65%	-	84,402	-	27,338	-	93,780	75,399	-
1.7%	-	43,607	-	16,505	-	39,548	37,942	-
1.75%	-	547,987	-	78,221	-	580,827	692,854	-
1.8%	-	86,625	-	51,315	-	74,197	67,694	-
1.85%	-	27,880	-	19,026	-	31,719	25,455	-
1.9%	-	9,464	-	2,243	-	12,946	6,764	-
1.95%	-	80,948	-	21,454	-	84,545	99,500	-
2%	-	184,437	-	22,689	-	176,338	196,298	-
2.05%	-	29,068	-	15,620	-	25,006	29,029	-
2.1%	-	48,389	-	9,793	-	39,028	45,339	-
2.15%	-	147,122	-	13,634	-	149,201	186,726	-
2.2%	-	41,146	-	6,824	-	37,144	39,906	-
2.25%	-	53,555	-	5,999	-	55,813	67,731	-
2.3%	-	11,600	-	8,558	-	11,862	9,406	-
2.35%	-	365,874	-	8,602	-	387,054	439,572	-
2.4%	-	38,650	-	1,988	-	42,499	48,691	-
2.45%	-	21,077	-	3,656	-	23,605	24,393	-
2.5%	-	8,347	-	10,102	-	8,843	6,816	-
2.55%	-	29,091	-	338	-	28,723	33,825	-
2.6%	-	15,663	-	1,035	-	21,079	17,753	-
2.65%	-	911	-	1,640	-	993	783	-
2.7%	-	7,348	-	612	-	7,319	8,350	-
2.75%	-	2,144	-	26	-	2,576	2,255	-
2.8%	-	1,138	-	30	-	2,047	1,094	-
2.85%	-	261	-	-	-	250	310	-
2.9%	-	2,062	-	-	-	2,042	2,555	-
2.95%	-	357	-	81	-	322	485	-
3%	-	-	-	-	-	-	-	-
3.05%	-	244	-	-	-	245	368	-
3.1%	-	106	-	-	-	85	146	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	34	-	-	-	34	53	-
3.25%	-	108	-	-	-	106	128	-
3.3%	-	-	-	-	-	-	-	-

	$118,449	$2,664,124	$34,421	$616,332	$2,593,143	$2,759,734	$5,207,896	$73,557

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	16	-	-	-	-	72	38	-
0.75%	-	-	-	-	4	299	-	-
0.8%	-	2,439	-	6,847	-	540	170	2
0.85%	-	-	354	-	344	157	7,257	-
0.95%	193	-	1,210	-	4,321	5,627	1,253	-
1.05%	-	-	174	-	2,555	3,629	1,978	-
1.1%	1,349	-	2,074	-	7,000	19,071	25,206	-
1.15%	26,551	-	53,321	-	128,466	151,290	160,947	-
1.2%	14	-	345	-	733	828	748	-
1.25%	6,235	-	20,395	-	31,986	30,530	9,539	-
1.3%	1,194	354,705	1,541	755,260	3,253	161,510	70,397	584
1.35%	5,111	-	19,298	-	54,870	41,375	29,696	-
1.4%	2,598	138,690	3,442	353,489	7,183	65,792	32,428	103
1.45%	12,090	-	22,725	-	35,806	53,226	36,438	-
1.5%	7,678	-	11,031	-	24,501	34,409	34,246	-
1.55%	35,688	-	63,710	-	88,392	169,920	118,450	-
1.6%	2,978	-	4,786	-	7,457	16,451	18,248	-
1.65%	6,572	-	19,594	-	33,189	44,034	31,835	-
1.7%	5,794	-	8,477	-	25,821	13,456	17,357	-
1.75%	25,183	-	28,990	-	67,843	193,193	221,847	-
1.8%	9,459	-	23,821	-	27,999	48,794	27,024	-
1.85%	3,554	-	9,271	-	8,244	22,787	18,267	-
1.9%	2,244	-	5,666	-	13,844	14,896	21,181	-
1.95%	5,299	-	9,175	-	12,576	41,716	37,921	-
2%	4,246	-	21,067	-	15,096	38,039	48,928	-
2.05%	1,994	-	2,763	-	3,754	15,204	11,961	-
2.1%	2,065	-	7,067	-	7,318	24,964	28,846	-
2.15%	2,118	-	3,172	-	6,135	17,032	24,606	-
2.2%	1,467	-	2,136	-	4,456	17,325	24,530	-
2.25%	2,031	-	1,778	-	1,692	20,104	24,946	-
2.3%	372	-	2,691	-	5,498	12,673	11,382	-
2.35%	5,520	-	4,795	-	4,477	73,643	57,622	-
2.4%	709	-	466	-	970	5,005	12,222	-
2.45%	280	-	1,792	-	468	16,210	6,239	-
2.5%	2,419	-	1,097	-	1,186	45,434	58,502	-
2.55%	62	-	310	-	1,132	3,024	5,162	-
2.6%	153	-	194	-	174	5,502	13,017	-
2.65%	187	-	-	-	8	-	2,300	-
2.7%	-	-	290	-	138	902	2,616	-
2.75%	-	-	-	-	-	520	3,111	-
2.8%	167	-	6,647	-	223	503	648	-
2.85%	-	-	-	-	326	1,618	640	-
2.9%	-	-	24	-	375	-	1,074	-
2.95%	-	-	-	-	219	373	301	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	55	-

	$183,590	$495,834	$365,689	$1,115,596	$640,032	$1,431,677	$1,261,179	$689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	18	1,346
0.75%	-	-	-	-	-	-	2	3,880
0.8%	-	126	-	-	59	664	-	-
0.85%	-	-	-	-	-	-	22	11,079
0.95%	-	-	120	69	-	-	384	-
1.05%	-	-	149	-	-	-	972	-
1.1%	4	-	253	263	-	-	4,296	62,785
1.15%	874	-	8,150	9,202	-	-	49,304	462,239
1.2%	-	-	122	209	-	-	494	3,920
1.25%	656	-	1,550	1,393	-	-	11,707	27,378
1.3%	-	15,133	-	-	7,648	241,453	2,557	38,324
1.35%	-	-	3,151	4,405	-	-	16,996	101,962
1.4%	77	6,017	451	340	2,378	97,216	4,262	44,764
1.45%	67	-	2,477	2,242	-	-	12,641	58,923
1.5%	109	-	2,043	3,320	-	-	11,729	63,197
1.55%	274	-	12,348	13,926	-	-	51,361	441,279
1.6%	9	-	723	1,192	-	-	4,278	10,129
1.65%	152	-	10,907	5,250	-	-	15,724	114,574
1.7%	63	-	4,041	994	-	-	5,076	56,589
1.75%	67	-	5,802	10,454	-	-	40,010	1,158,125
1.8%	196	-	4,232	6,434	-	-	17,419	103,506
1.85%	116	-	1,366	849	-	-	7,895	35,311
1.9%	328	-	420	1,270	-	-	2,575	12,277
1.95%	189	-	2,767	2,247	-	-	8,803	170,615
2%	-	-	5,016	2,741	-	-	16,910	334,403
2.05%	23	-	227	1,968	-	-	5,354	40,503
2.1%	32	-	2,514	1,102	-	-	6,746	78,036
2.15%	148	-	948	1,910	-	-	8,375	285,502
2.2%	-	-	1,486	1,480	-	-	5,384	66,969
2.25%	-	-	207	231	-	-	2,334	88,274
2.3%	-	-	756	129	-	-	2,522	16,599
2.35%	-	-	579	758	-	-	6,336	705,293
2.4%	-	-	450	639	-	-	1,941	75,293
2.45%	135	-	600	597	-	-	1,529	41,798
2.5%	-	-	42	1,008	-	-	1,201	2,918
2.55%	-	-	368	223	-	-	644	56,556
2.6%	-	-	-	95	-	-	538	28,151
2.65%	-	-	186	-	-	-	124	2,244
2.7%	-	-	147	90	-	-	278	13,927
2.75%	-	-	604	-	-	-	10	3,629
2.8%	-	-	135	67	-	-	2,406	1,751
2.85%	-	-	-	-	-	-	11	562
2.9%	-	-	-	10	-	-	4	4,109
2.95%	-	-	-	24	-	-	21	703
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	530
3.1%	-	-	-	-	-	-	-	224
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	83
3.25%	-	-	-	-	-	-	-	192
3.3%	-	-	-	-	-	-	-	-

	$3,519	$21,276	$75,337	$77,131	$10,085	$339,333	$331,193	$4,830,451

	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	269	-	-	1,262	-	846	-	-
0.75%	976	-	168	6,076	176	3,333	-	-
0.8%	145	4,619	-	341	115	258	-	125
0.85%	3,002	-	9	8,142	243	6,882	-	-
0.95%	228	-	6,374	7,491	211	7,697	-	668
1.05%	107	-	1,562	947	52	5,342	-	1,510
1.1%	31,081	-	4,651	40,303	3,660	56,219	-	611
1.15%	214,331	-	183,642	337,616	44,616	322,136	2	11,990
1.2%	2,054	-	480	4,137	130	2,000	-	-
1.25%	28,905	-	27,105	31,700	4,324	35,592	-	3,267
1.3%	59,912	606,361	1,753	306,311	23,749	116,842	-	2,932
1.35%	45,047	-	43,502	62,403	14,501	81,011	-	1,110
1.4%	28,480	275,977	10,590	183,557	9,072	72,174	-	2,730
1.45%	31,525	-	44,905	82,957	4,956	49,149	-	2,827
1.5%	67,644	-	35,184	60,479	5,322	70,875	-	5,345
1.55%	233,146	-	158,337	318,295	24,653	316,021	149	14,619
1.6%	15,221	-	11,554	16,073	12,714	34,230	-	761
1.65%	58,151	-	38,504	118,716	4,771	79,767	-	3,726
1.7%	49,163	-	23,835	50,146	1,883	32,847	-	4,548
1.75%	495,967	-	101,155	625,951	21,730	662,064	-	15,646
1.8%	66,104	-	62,445	123,518	5,965	82,613	-	4,983
1.85%	26,070	-	21,928	42,261	955	25,863	-	4,872
1.9%	11,059	-	7,668	18,271	493	18,160	-	4,302
1.95%	76,089	-	18,213	86,478	4,247	129,059	-	2,398
2%	129,925	-	26,755	294,687	8,707	186,706	-	4,927
2.05%	21,903	-	7,413	40,000	1,229	24,360	-	5,353
2.1%	42,764	-	20,303	51,453	2,980	38,894	-	2,906
2.15%	108,374	-	5,166	130,449	704	128,020	-	4,277
2.2%	34,845	-	14,129	63,995	1,923	93,558	-	430
2.25%	17,442	-	2,449	130,319	8	51,378	-	1,200
2.3%	16,146	-	6,569	18,534	124	13,210	-	1,441
2.35%	175,839	-	2,655	730,674	-	355,146	-	5,374
2.4%	26,404	-	2,400	46,309	608	35,088	-	1,081
2.45%	12,724	-	2,567	38,113	1,862	31,475	-	947
2.5%	14,244	-	24	18,739	-	3,246	-	1,726
2.55%	17,309	-	919	46,135	1,025	28,581	-	332
2.6%	6,284	-	-	33,528	-	14,103	-	795
2.65%	1,848	-	106	2,573	-	1,905	-	-
2.7%	3,781	-	115	11,901	-	6,488	-	104
2.75%	1,933	-	-	8,601	-	2,095	-	-
2.8%	1,549	-	3,380	1,842	-	5,240	-	151
2.85%	169	-	-	953	-	251	-	-
2.9%	1,085	-	-	2,865	-	1,857	-	-
2.95%	374	-	-	406	-	293	-	214
3%	67	-	-	-	-	-	-	-
3.05%	143	-	-	568	-	236	-	-
3.1%	82	-	-	-	-	86	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	30	-	-	-	-	30	-	-
3.25%	23	-	-	259	-	104	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,179,963	$886,957	$898,514	$4,206,334	$207,708	$3,233,337	$151	$120,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2	-	-	-	-	-
0.75%	-	-	103	4,131	-	-	-	-
0.8%	121	-	184	-	1,516	-	302	-
0.85%	8	-	26	11,579	-	-	-	-
0.95%	1,360	2,609	1,327	57,381	-	-	-	3,984
1.05%	179	1,690	2,260	65,778	-	-	-	3,278
1.1%	3,010	444	11,395	-	-	-	-	-
1.15%	33,478	11,338	48,827	-	-	-	-	13,276
1.2%	369	766	443	-	-	-	-	-
1.25%	8,948	12,204	10,315	-	-	-	-	5,327
1.3%	10,135	1,531	40,265	-	350,725	1,258	145,849	-
1.35%	9,962	73	12,834	2,614	-	-	-	326
1.4%	5,198	814	21,467	-	159,208	141	51,985	2,858
1.45%	9,745	9,818	12,013	1,382	-	-	-	5,109
1.5%	9,238	10,773	16,420	-	-	-	-	2,731
1.55%	38,431	18,678	73,845	1,481	-	-	-	19,367
1.6%	3,332	2,622	4,735	-	-	-	-	1,435
1.65%	11,835	6,496	24,910	-	-	-	-	3,205
1.7%	3,763	3,321	12,906	-	-	-	-	477
1.75%	48,044	8,257	65,956	-	-	-	-	1,923
1.8%	10,087	16,632	29,145	-	-	-	-	7,342
1.85%	4,613	1,198	7,053	-	-	-	-	2,638
1.9%	2,492	3,176	2,896	-	-	-	-	1,084
1.95%	17,765	2,268	26,661	-	-	-	-	4,698
2%	9,334	1,501	20,202	-	-	-	-	266
2.05%	7,914	2,413	4,262	-	-	-	-	1,531
2.1%	18,545	2,636	4,494	-	-	-	-	7,154
2.15%	16,515	1,791	11,911	-	-	-	-	67
2.2%	4,563	47	3,685	-	-	-	-	331
2.25%	2,386	749	3,065	-	-	-	-	-
2.3%	9,064	1,811	11,998	-	-	-	-	40
2.35%	12,068	-	9,985	-	-	-	-	-
2.4%	2,576	591	3,241	-	-	-	-	93
2.45%	4,578	35	9,317	-	-	-	-	6
2.5%	7,545	-	9,093	-	-	-	-	-
2.55%	2,679	95	991	-	-	-	-	139
2.6%	199	376	1,416	-	-	-	-	401
2.65%	-	-	-	-	-	-	-	-
2.7%	224	-	298	-	-	-	-	-
2.75%	1,554	-	569	-	-	-	-	-
2.8%	-	111	81	-	-	-	-	20
2.85%	541	-	-	-	-	-	-	-
2.9%	-	-	1	-	-	-	-	-
2.95%	200	-	-	-	-	-	-	-
3%	40	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$332,638	$126,864	$520,597	$144,346	$511,449	$1,399	$198,136	$89,106

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2

0.4%	$12	$-	$-	$-	$-	$-	$-	$-
0.65%	138	-	-	-	7	-	-	-
0.75%	901	-	-	-	853	-	-	364
0.8%	1,123	-	-	1,328	-	-	2,160	-
0.85%	7,769	-	-	-	1,498	-	-	935
0.95%	13,786	-	-	-	975	-	-	3,627
1.05%	7,557	-	-	-	942	-	-	4,980
1.1%	36,478	-	-	-	17,186	-	-	14,977
1.15%	311,263	-	-	-	90,648	-	-	168,661
1.2%	2,416	-	-	-	303	-	-	1,125
1.25%	66,818	-	-	-	11,052	-	-	37,017
1.3%	247,196	180	4	55,197	5,554	-	507,799	1,225
1.35%	70,701	-	-	-	27,123	-	-	65,795
1.4%	130,602	207	-	23,702	8,697	-	197,340	24,042
1.45%	77,265	-	-	-	24,742	-	-	44,390
1.5%	69,261	-	-	-	18,607	-	-	29,389
1.55%	363,470	-	-	-	108,792	167	-	121,634
1.6%	42,346	-	-	-	7,458	-	-	11,580
1.65%	110,008	-	-	-	21,099	-	-	56,057
1.7%	24,595	-	-	-	13,596	-	-	22,806
1.75%	353,916	-	-	-	135,257	-	-	139,275
1.8%	115,293	-	-	-	28,586	-	-	57,848
1.85%	36,217	-	-	-	12,974	-	-	23,637
1.9%	10,774	-	-	-	6,689	-	-	14,636
1.95%	75,386	-	-	-	35,723	-	-	20,225
2%	82,725	-	-	-	22,096	-	-	25,917
2.05%	24,028	-	-	-	5,884	-	-	24,840
2.1%	67,039	-	-	-	23,001	-	-	14,475
2.15%	31,039	-	-	-	20,021	-	-	32,743
2.2%	48,751	-	-	-	52,100	-	-	9,307
2.25%	26,019	-	-	-	4,741	-	-	13,489
2.3%	31,581	-	-	-	6,455	-	-	11,473
2.35%	51,914	-	-	-	18,607	-	-	37,009
2.4%	8,625	-	-	-	4,024	-	-	10,718
2.45%	10,597	-	-	-	3,316	-	-	4,941
2.5%	39,963	-	-	-	21,417	-	-	14,901
2.55%	9,619	-	-	-	1,984	-	-	846
2.6%	9,930	-	-	-	1,676	-	-	2,370
2.65%	132	-	-	-	1,228	-	-	425
2.7%	374	-	-	-	3,472	-	-	2,897
2.75%	170	-	-	-	7	-	-	-
2.8%	409	-	-	-	389	-	-	809
2.85%	538	-	-	-	543	-	-	1,236
2.9%	114	-	-	-	46	-	-	1,651
2.95%	568	-	-	-	273	-	-	238
3%	41	-	-	-	-	-	-	-
3.05%	296	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	80	-	-	-	48	-	-	52

	$2,619,843	$387	$4	$80,227	$769,689	$167	$707,299	$1,074,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.4%	$-	$-	$2	$-	$10	$-	$-	$-
0.65%	-	-	62	-	7	-	-	-
0.75%	-	-	745	-	1,423	-	-	469
0.8%	-	-	382	8,590	-	2,189	884	-
0.85%	-	-	1,477	-	3,598	-	-	20
0.95%	-	-	3,219	-	16,989	-	-	3,834
1.05%	-	-	3,580	-	12,982	-	-	3,753
1.1%	-	-	7,060	-	29,412	-	-	6,552
1.15%	-	-	112,196	-	281,924	-	-	54,737
1.2%	-	-	1,013	-	8,602	-	-	-
1.25%	-	-	16,996	-	45,222	-	-	11,964
1.3%	101	-	122,245	2,123,380	7,284	446,373	246,192	6,872
1.35%	-	-	24,478	-	55,774	-	-	11,067
1.4%	-	-	41,702	1,064,010	25,591	124,019	89,245	5,171
1.45%	-	-	34,610	-	73,875	-	-	15,038
1.5%	-	-	23,728	-	72,424	-	-	17,647
1.55%	-	-	105,776	-	193,223	-	-	70,592
1.6%	-	-	6,594	-	23,935	-	-	3,560
1.65%	-	1	23,465	-	70,894	-	-	18,829
1.7%	-	-	12,210	-	15,117	-	-	5,722
1.75%	-	-	139,703	-	158,278	-	-	55,778
1.8%	-	-	47,657	-	59,674	-	-	19,779
1.85%	-	-	8,876	-	28,519	-	-	11,723
1.9%	-	-	3,431	-	19,084	-	-	4,236
1.95%	-	-	25,976	-	30,952	-	-	25,409
2%	-	-	26,122	-	71,172	-	-	13,642
2.05%	-	-	5,061	-	26,885	-	-	3,794
2.1%	-	-	13,437	-	19,080	-	-	9,523
2.15%	-	-	25,005	-	19,914	-	-	9,576
2.2%	-	-	8,349	-	10,722	-	-	4,338
2.25%	-	-	3,584	-	8,275	-	-	4,854
2.3%	-	-	3,823	-	12,479	-	-	10,849
2.35%	-	-	26,523	-	16,912	-	-	9,873
2.4%	-	-	6,064	-	6,617	-	-	1,803
2.45%	-	-	2,146	-	2,467	-	-	2,699
2.5%	-	-	4,186	-	7,181	-	-	9,789
2.55%	-	-	2,137	-	1,020	-	-	1,017
2.6%	-	-	3,119	-	3,494	-	-	5,090
2.65%	-	-	595	-	999	-	-	71
2.7%	-	-	607	-	1,966	-	-	378
2.75%	-	-	230	-	475	-	-	1,040
2.8%	-	-	200	-	4	-	-	590
2.85%	-	-	29	-	623	-	-	-
2.9%	-	-	159	-	-	-	-	-
2.95%	-	-	35	-	-	-	-	-
3%	-	-	-	-	-	-	-	38
3.05%	-	-	38	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	7	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$101	$1	$898,639	$3,195,980	$1,445,078	$572,581	$336,321	$441,716

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	446	-	-	-	796	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	434	-	138	11	-	-	2,574	1,828
1.05%	49	-	91	-	-	-	1,641	4,774
1.1%	-	-	373	-	17	-	2,509	20,716
1.15%	7,551	-	5,135	308	1,436	-	104,390	484,409
1.2%	-	-	136	-	-	-	8,744	5,187
1.25%	980	-	3,194	242	62	-	41,543	130,204
1.3%	-	133,264	-	-	4,309	121,144	770	7,485
1.35%	76	-	-	-	367	-	36,884	209,383
1.4%	132	57,505	445	3	2,314	55,679	8,179	53,072
1.45%	589	-	1,340	160	1,251	-	36,409	152,744
1.5%	608	-	2,792	282	135	-	37,939	129,717
1.55%	2,872	-	7,809	754	2,039	-	120,402	431,624
1.6%	563	-	1,412	252	207	-	9,871	55,071
1.65%	866	-	1,680	210	179	-	63,229	190,063
1.7%	932	-	864	92	140	-	21,437	58,599
1.75%	520	-	897	17	1,126	-	109,079	399,061
1.8%	1,043	-	1,788	107	1,498	-	88,083	197,776
1.85%	144	-	1,197	39	140	-	15,117	95,917
1.9%	-	-	678	17	2	-	8,074	23,358
1.95%	818	-	461	81	20	-	16,974	82,867
2%	94	-	11	-	1,616	-	23,965	95,681
2.05%	411	-	2,008	40	84	-	11,983	63,903
2.1%	139	-	86	22	217	-	11,211	74,991
2.15%	-	-	378	79	28	-	22,942	96,491
2.2%	-	-	1	-	117	-	9,065	33,429
2.25%	669	-	227	36	5	-	8,005	29,573
2.3%	-	-	-	-	637	-	10,493	25,817
2.35%	-	-	-	-	767	-	14,620	71,749
2.4%	261	-	31	7	-	-	5,985	16,964
2.45%	-	-	-	-	-	-	1,807	9,443
2.5%	-	-	-	-	-	-	505	8,526
2.55%	-	-	-	-	-	-	95	5,477
2.6%	-	-	-	-	-	-	9,061	6,263
2.65%	-	-	-	-	1	-	-	1,551
2.7%	-	-	-	-	-	-	1,301	5,326
2.75%	-	-	-	-	-	-	-	920
2.8%	-	-	-	-	-	-	166	1,024
2.85%	-	-	-	-	-	-	-	77
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	14	65
3%	-	-	-	-	-	-	-	87
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$19,751	$191,215	$33,172	$2,759	$18,714	$177,619	$865,066	$3,281,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	630	153	-
0.8%	6,498	-	1,586	981	7,937	1,539	-	348
0.85%	-	-	-	-	-	4,520	5	-
0.95%	-	-	-	-	-	1,514	234	-
1.05%	-	-	-	-	-	2,384	1,258	-
1.1%	-	235	-	-	-	5,042	28,067	-
1.15%	-	26,384	-	-	-	119,013	312,765	-
1.2%	-	6,124	-	-	-	939	3,749	-
1.25%	-	10,597	-	-	-	14,473	63,442	-
1.3%	3,470,299	-	527,633	1,817,633	3,131,662	186,897	16,541	50,297
1.35%	-	8,354	-	-	-	40,862	78,878	-
1.4%	1,502,644	3,900	310,393	423,481	1,356,213	51,765	16,074	20,137
1.45%	-	5,503	-	-	-	33,463	73,941	-
1.5%	-	6,837	-	-	-	26,315	65,715	-
1.55%	-	32,377	-	-	-	166,776	272,632	-
1.6%	-	4,585	-	-	-	10,441	27,877	-
1.65%	-	19,490	-	-	-	38,779	95,073	-
1.7%	-	2,145	-	-	-	11,825	26,619	-
1.75%	-	12,605	-	-	-	102,834	266,680	-
1.8%	-	11,752	-	-	-	55,875	113,648	-
1.85%	-	7,332	-	-	-	10,927	51,964	-
1.9%	-	1,686	-	-	-	4,151	17,674	-
1.95%	-	8,090	-	-	-	18,461	58,862	-
2%	-	3,535	-	-	-	39,999	86,237	-
2.05%	-	9,930	-	-	-	2,497	57,399	-
2.1%	-	5,260	-	-	-	112,922	34,637	-
2.15%	-	6,644	-	-	-	8,690	49,257	-
2.2%	-	1,336	-	-	-	16,121	33,414	-
2.25%	-	2,226	-	-	-	822	17,962	-
2.3%	-	690	-	-	-	8,295	16,932	-
2.35%	-	2,499	-	-	-	1,816	49,067	-
2.4%	-	593	-	-	-	2,182	6,300	-
2.45%	-	230	-	-	-	4,603	10,845	-
2.5%	-	245	-	-	-	369	14,168	-
2.55%	-	195	-	-	-	1,289	2,822	-
2.6%	-	3,399	-	-	-	-	1,653	-
2.65%	-	237	-	-	-	1,130	138	-
2.7%	-	-	-	-	-	251	1,689	-
2.75%	-	-	-	-	-	1,290	455	-
2.8%	-	193	-	-	-	1,240	1,166	-
2.85%	-	-	-	-	-	-	4	-
2.9%	-	-	-	-	-	-	183	-
2.95%	-	-	-	-	-	-	645	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	56	-

	$4,979,441	$205,208	$839,612	$2,242,095	$4,495,812	$1,112,941	$1,976,880	$70,782

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	164
0.8%	-	301	-	875	-	706	6,810	-
0.85%	-	-	-	-	-	-	-	757
0.95%	-	-	-	-	-	-	-	219
1.05%	-	-	-	-	-	-	-	1,756
1.1%	47,720	-	137,936	-	1,009	-	-	10,242
1.15%	113,508	-	364,001	-	20,498	-	-	109,631
1.2%	305	-	2,427	-	103	-	-	6,198
1.25%	8,357	-	36,267	-	12,071	-	-	22,400
1.3%	15,024	96,728	93,368	68,762	1,256	120,857	3,659,109	12,022
1.35%	22,661	-	69,488	-	21,749	-	-	19,597
1.4%	5,757	11,803	8,234	4,750	395	53,637	936,569	5,133
1.45%	52,101	-	86,335	-	6,034	-	-	26,928
1.5%	16,899	-	38,576	-	4,315	-	-	26,620
1.55%	100,441	-	355,799	-	39,185	-	-	110,088
1.6%	11,943	-	14,794	-	2,022	-	-	8,337
1.65%	29,607	-	59,462	-	8,083	-	-	41,187
1.7%	7,698	-	13,178	-	2,707	-	-	12,255
1.75%	194,296	-	622,339	-	91,811	-	-	102,970
1.8%	25,918	-	24,996	-	2,523	-	-	52,626
1.85%	16,928	-	5,901	-	1,422	-	-	15,538
1.9%	2,454	-	10,506	-	961	-	-	6,080
1.95%	34,370	-	109,605	-	15,123	-	-	28,017
2%	91,390	-	134,381	-	7,312	-	-	33,744
2.05%	2,997	-	9,391	-	8,768	-	-	17,982
2.1%	42,653	-	31,110	-	5,689	-	-	12,768
2.15%	130,987	-	120,688	-	41,628	-	-	20,197
2.2%	19,513	-	40,463	-	309	-	-	5,797
2.25%	12,997	-	3,631	-	6,591	-	-	6,540
2.3%	3,812	-	8,581	-	10,779	-	-	6,949
2.35%	186,754	-	70,259	-	23,464	-	-	8,804
2.4%	3,803	-	15,880	-	5,733	-	-	7,207
2.45%	10,165	-	6,006	-	3,590	-	-	4,391
2.5%	1,423	-	3,419	-	949	-	-	6,761
2.55%	9,258	-	4,887	-	6,962	-	-	1,813
2.6%	262	-	1,018	-	-	-	-	1,399
2.65%	-	-	12	-	-	-	-	714
2.7%	1,389	-	-	-	489	-	-	210
2.75%	-	-	28	-	-	-	-	217
2.8%	-	-	-	-	-	-	-	470
2.85%	-	-	92	-	-	-	-	546
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	170
3%	-	-	-	-	-	-	-	71
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,223,390	$108,832	$2,503,058	$74,387	$353,530	$175,200	$4,602,488	$755,515

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2,583	-	50	-	-	-
0.75%	-	-	9,625	-	664	-	-	-
0.8%	324	2,013	-	2,689	-	416	1,156	-
0.85%	-	-	22,475	-	4,953	-	-	-
0.95%	-	-	3,012	-	2,053	-	-	-
1.05%	-	-	4,219	-	6,218	-	-	-
1.1%	-	-	99,947	-	39,527	-	-	1,077
1.15%	-	-	964,310	-	494,417	-	-	14,926
1.2%	-	-	7,291	-	3,373	-	-	-
1.25%	-	-	97,088	-	77,626	-	-	7,273
1.3%	205,738	284,302	34,106	263,483	28,621	711,830	347,492	1,135
1.35%	-	-	214,698	-	166,080	-	-	-
1.4%	105,268	133,758	88,688	75,160	32,572	177,435	72,452	2,019
1.45%	-	-	167,902	-	106,866	-	-	2,515
1.5%	-	-	157,496	-	96,516	-	-	3,707
1.55%	-	-	813,716	-	444,122	-	-	4,226
1.6%	-	-	46,783	-	50,047	-	-	597
1.65%	-	-	267,721	-	169,119	-	-	3,075
1.7%	-	-	115,717	-	57,781	-	-	3,683
1.75%	-	-	1,789,905	-	518,958	-	-	906
1.8%	-	-	235,869	-	192,832	-	-	4,338
1.85%	-	-	84,260	-	59,851	-	-	521
1.9%	-	-	47,334	-	44,973	-	-	420
1.95%	-	-	246,248	-	97,924	-	-	621
2%	-	-	605,874	-	145,071	-	-	230
2.05%	-	-	85,500	-	80,444	-	-	459
2.1%	-	-	119,414	-	71,233	-	-	322
2.15%	-	-	385,400	-	102,876	-	-	205
2.2%	-	-	130,141	-	48,169	-	-	-
2.25%	-	-	220,108	-	35,835	-	-	32
2.3%	-	-	40,693	-	39,124	-	-	170
2.35%	-	-	1,343,250	-	108,967	-	-	-
2.4%	-	-	117,195	-	27,596	-	-	-
2.45%	-	-	67,343	-	16,432	-	-	-
2.5%	-	-	41,336	-	31,438	-	-	-
2.55%	-	-	99,657	-	14,314	-	-	-
2.6%	-	-	61,017	-	24,825	-	-	-
2.65%	-	-	4,931	-	2,774	-	-	-
2.7%	-	-	24,980	-	3,112	-	-	-
2.75%	-	-	9,860	-	1,609	-	-	-
2.8%	-	-	3,230	-	13,546	-	-	-
2.85%	-	-	837	-	44	-	-	-
2.9%	-	-	8,900	-	1,102	-	-	-
2.95%	-	-	863	-	487	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	690	-	-	-	-	-
3.1%	-	-	172	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	61	-	-	-	-	-
3.25%	-	-	439	-	-	-	-	-
3.3%	-	-	-	-	57	-	-	-

	$311,330	$420,073	$8,892,884	$341,332	$3,464,198	$889,681	$421,100	$52,457

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	1	-	-	-	662	-	-	-
0.75%	461	-	-	-	2,211	-	-	-
0.8%	-	473	614	-	714	499	-	834
0.85%	367	-	1,488	-	5,290	-	-	-
0.95%	407	-	390	1,816	4,440	235	350	1,936
1.05%	722	-	1,475	1,562	3,866	1,468	37	2,568
1.1%	11,999	-	19,535	5,667	32,583	3,664	559	17,283
1.15%	117,048	-	206,704	126,830	300,789	55,051	12,712	172,850
1.2%	1,131	-	1,840	4,775	11,592	292	411	1,698
1.25%	15,824	-	32,779	47,344	38,134	6,896	8,258	21,262
1.3%	6,627	76,945	157,175	2,935	89,404	61,188	-	36,865
1.35%	29,488	-	111,645	41,329	91,213	19,539	-	50,398
1.4%	5,949	22,231	104,023	13,610	54,208	28,197	3,011	19,673
1.45%	32,719	-	55,049	32,007	70,177	14,748	3,836	47,189
1.5%	28,518	-	57,772	45,657	56,592	17,969	6,126	55,153
1.55%	125,561	-	252,106	160,780	291,381	80,874	12,822	190,634
1.6%	7,830	-	30,553	16,568	17,278	6,731	6,790	17,963
1.65%	25,837	-	84,749	86,421	79,296	15,774	2,601	45,274
1.7%	27,840	-	25,538	16,495	39,815	7,318	2,509	26,266
1.75%	115,231	-	297,880	99,337	570,982	62,102	1,455	248,645
1.8%	57,762	-	103,764	81,714	106,652	29,737	6,864	54,321
1.85%	15,804	-	23,708	32,567	36,124	6,586	1,062	23,829
1.9%	10,721	-	3,156	11,804	11,740	3,760	1,965	15,552
1.95%	23,715	-	41,442	29,101	91,939	19,587	1,776	43,561
2%	42,764	-	71,581	45,144	195,682	12,511	796	48,203
2.05%	4,274	-	5,262	41,851	26,382	2,389	1,098	11,171
2.1%	16,527	-	28,041	34,739	48,694	32,073	1,401	23,952
2.15%	7,625	-	20,476	29,504	132,477	7,093	380	19,910
2.2%	8,304	-	7,476	30,334	39,164	2,299	-	15,718
2.25%	4,919	-	13,579	9,537	50,092	1,234	491	15,605
2.3%	9,171	-	8,064	17,558	12,704	6,395	-	20,386
2.35%	27,563	-	8,820	19,908	383,869	219	-	63,789
2.4%	1,670	-	2,522	3,700	33,158	1,231	-	7,327
2.45%	5,190	-	4,153	5,115	22,765	3,099	-	4,674
2.5%	10,350	-	604	5,991	11,643	559	-	36,646
2.55%	2,115	-	5,238	1,866	29,880	2,121	-	3,410
2.6%	2,413	-	1,184	2,988	16,974	-	-	9,005
2.65%	665	-	-	1,002	775	286	-	143
2.7%	1,199	-	3	1,366	7,728	144	-	2,288
2.75%	178	-	46	747	1,408	241	-	1,026
2.8%	11,097	-	153	65	7,088	492	-	1,161
2.85%	428	-	-	4	278	-	-	638
2.9%	-	-	-	122	1,948	-	-	9
2.95%	67	-	787	95	257	-	-	459
3%	-	-	-	37	-	-	-	-
3.05%	-	-	-	-	307	-	-	175
3.1%	-	-	-	-	84	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	26	-	-	-
3.25%	-	-	-	-	111	-	-	-
3.3%	-	-	-	-	-	-	-	39

	$818,081	$99,649	$1,791,374	$1,109,992	$3,030,576	$514,601	$77,310	$1,379,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	27	-	-	-	-	-	-	-
0.75%	30	-	-	-	-	-	-	-
0.8%	563	-	-	-	-	71	93	849
0.85%	476	428	-	-	-	-	-	-
0.95%	1,463	-	-	-	-	224	6,634	-
1.05%	2,296	131	-	-	-	157	3,754	-
1.1%	6,161	2,098	-	-	-	268	6,310	-
1.15%	176,000	15,546	-	-	-	4,510	57,775	-
1.2%	672	-	-	-	-	42	-	-
1.25%	27,017	4,887	-	-	-	2,551	7,432	-
1.3%	212,460	15,948	93	-	166	4,050	58,314	444,320
1.35%	69,399	10,282	-	-	-	1,095	13,155	-
1.4%	84,945	4,880	139	-	287	3,272	13,804	206,338
1.45%	67,074	13,827	-	-	-	3,378	12,660	-
1.5%	50,229	9,805	-	-	-	2,016	13,182	-
1.55%	138,889	55,025	-	-	-	8,967	34,348	-
1.6%	15,280	29,719	-	-	-	1,371	3,858	-
1.65%	74,064	2,781	-	-	-	4,440	19,410	-
1.7%	10,541	2,243	-	-	-	668	2,506	-
1.75%	142,023	43,515	-	-	-	8,605	78,019	-
1.8%	87,840	3,704	-	-	-	1,876	14,993	-
1.85%	16,236	2,139	-	-	-	980	7,097	-
1.9%	1,881	79	-	-	-	896	8,260	-
1.95%	17,140	3,055	-	-	-	2,067	4,647	-
2%	43,382	3,735	-	3	-	1,860	8,414	-
2.05%	5,259	48	-	-	-	2,180	7,060	-
2.1%	9,893	62	-	-	-	1,079	6,191	-
2.15%	7,517	833	-	-	-	693	5,705	-
2.2%	20,123	3,450	-	-	-	1,561	7,733	-
2.25%	4,024	6	-	-	-	280	914	-
2.3%	3,154	4,385	-	-	-	174	4,279	-
2.35%	586	1,400	-	-	-	1,765	4,650	-
2.4%	1,092	1,262	-	-	-	978	6,137	-
2.45%	2,384	-	-	-	-	26	-	-
2.5%	62	-	-	-	-	105	1,717	-
2.55%	1,256	1,950	-	-	-	47	37	-
2.6%	411	-	-	-	-	-	428	-
2.65%	1,681	1,427	-	-	-	-	237	-
2.7%	190	-	-	-	-	-	159	-
2.75%	1,490	-	-	-	-	-	75	-
2.8%	-	-	-	-	-	28	3	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	12	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,305,210	$238,650	$232	$3	$453	$62,280	$420,002	$651,507

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	54	-	-	-
0.8%	-	1,435	1,051	1,315	-	1,126	-	351
0.85%	-	-	-	-	762	-	-	-
0.95%	724	-	-	-	9,185	-	8	-
1.05%	353	-	-	-	5,750	-	231	-
1.1%	2,906	-	-	-	7,145	-	838	-
1.15%	84,640	-	-	-	203,960	-	25,405	-
1.2%	1,955	-	-	-	1,627	-	1,025	-
1.25%	24,607	-	-	-	41,398	-	29,777	-
1.3%	866	412,696	349,604	695,158	2,400	1,098,890	2,936	6,081
1.35%	15,481	-	-	-	92,917	-	-	-
1.4%	4,912	123,146	216,177	137,249	17,432	620,329	2,337	1,879
1.45%	27,081	-	-	-	59,800	-	8,911	-
1.5%	22,205	-	-	-	37,978	-	8,090	-
1.55%	78,028	-	-	-	144,758	-	19,437	-
1.6%	6,829	-	-	-	12,851	-	512	-
1.65%	31,604	-	-	-	72,020	-	11,687	-
1.7%	8,169	-	-	-	10,562	-	2,365	-
1.75%	57,592	-	-	-	92,005	-	3,472	-
1.8%	40,198	-	-	-	48,252	-	18,651	-
1.85%	10,259	-	-	-	14,011	-	4,549	-
1.9%	3,632	-	-	-	4,420	-	2,726	-
1.95%	11,598	-	-	-	17,522	-	1,530	-
2%	19,863	-	-	-	20,752	-	1,033	-
2.05%	14,932	-	-	-	4,458	-	1,730	-
2.1%	11,249	-	-	-	12,384	-	2,507	-
2.15%	18,240	-	-	-	4,064	-	1,230	-
2.2%	8,880	-	-	-	17,339	-	-	-
2.25%	4,103	-	-	-	2,342	-	152	-
2.3%	7,408	-	-	-	1,757	-	259	-
2.35%	10,898	-	-	-	3,396	-	-	-
2.4%	5,617	-	-	-	3,838	-	-	-
2.45%	1,470	-	-	-	158	-	-	-
2.5%	5,443	-	-	-	137	-	-	-
2.55%	1,635	-	-	-	285	-	-	-
2.6%	679	-	-	-	-	-	-	-
2.65%	35	-	-	-	-	-	-	-
2.7%	130	-	-	-	193	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	165	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$544,386	$537,277	$566,832	$833,722	$967,912	$1,720,345	$151,398	$8,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	1,454	-	6	-
0.75%	-	-	-	-	4,324	-	-	-
0.8%	-	20	-	219	-	309	-	309
0.85%	-	-	-	-	11,609	-	98	-
0.95%	267	-	573	-	1,194	-	1,609	-
1.05%	179	-	474	-	839	-	2,917	-
1.1%	342	-	266	-	53,581	-	8,676	-
1.15%	20,342	-	7,716	-	472,841	-	84,160	-
1.2%	77	-	273	-	4,375	-	147	-
1.25%	2,767	-	3,297	-	45,468	-	15,267	-
1.3%	-	365	-	138,655	12,334	43,975	3,861	93,311
1.35%	6,954	-	2,277	-	112,545	-	37,238	-
1.4%	740	208	1,829	33,452	47,024	9,423	4,098	16,451
1.45%	8,830	-	2,933	-	75,378	-	26,853	-
1.5%	4,799	-	1,333	-	82,980	-	15,652	-
1.55%	18,601	-	9,857	-	493,179	-	104,086	-
1.6%	382	-	449	-	17,360	-	10,327	-
1.65%	3,071	-	3,131	-	146,000	-	43,207	-
1.7%	2,023	-	944	-	74,608	-	7,449	-
1.75%	18,243	-	3,254	-	1,163,499	-	72,665	-
1.8%	7,969	-	7,048	-	151,230	-	44,032	-
1.85%	1,172	-	1,006	-	46,390	-	8,138	-
1.9%	1,257	-	649	-	14,055	-	4,985	-
1.95%	1,956	-	285	-	164,600	-	23,201	-
2%	4,480	-	1,863	-	354,612	-	17,124	-
2.05%	180	-	658	-	57,613	-	3,915	-
2.1%	1,753	-	1,176	-	83,143	-	20,825	-
2.15%	1,234	-	209	-	308,079	-	10,600	-
2.2%	1,796	-	1,037	-	74,100	-	4,746	-
2.25%	92	-	173	-	104,838	-	2,133	-
2.3%	259	-	29	-	16,279	-	4,516	-
2.35%	-	-	110	-	802,629	-	8,293	-
2.4%	185	-	-	-	79,636	-	1,015	-
2.45%	469	-	82	-	41,679	-	2,366	-
2.5%	-	-	-	-	14,884	-	5,451	-
2.55%	-	-	-	-	63,561	-	613	-
2.6%	-	-	-	-	36,243	-	78	-
2.65%	-	-	-	-	3,412	-	306	-
2.7%	59	-	40	-	16,344	-	76	-
2.75%	287	-	-	-	4,850	-	311	-
2.8%	97	-	-	-	1,981	-	1,065	-
2.85%	-	-	-	-	778	-	-	-
2.9%	-	-	-	-	4,281	-	-	-
2.95%	-	-	-	-	660	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	511	-	-	-
3.1%	-	-	-	-	186	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	69	-	-	-
3.25%	-	-	-	-	225	-	-	-
3.3%	-	-	-	-	-	-	40	-

	$110,862	$593	$52,971	$172,326	$5,267,460	$53,707	$602,145	$110,071

	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	524	247	142	-
0.85%	-	-	-	-	61	327	-	-
0.95%	-	-	313	-	1,537	2,852	-	-
1.05%	96	-	-	-	922	2,859	16	-
1.1%	464	-	62	-	6,432	11,681	30	-
1.15%	8,631	1,711	6,311	326	56,661	132,440	680	-
1.2%	-	-	-	-	-	889	-	-
1.25%	1,934	717	3,782	3,776	5,964	12,939	927	-
1.3%	-	-	-	-	46,096	78,893	2,211	-
1.35%	1,155	-	819	1,086	15,808	47,136	968	-
1.4%	235	1,018	426	-	17,979	35,381	511	-
1.45%	1,388	634	1,722	-	10,683	43,987	43	-
1.5%	1,523	1,056	1,202	-	13,154	24,307	1,561	1
1.55%	9,654	1,118	5,048	46	82,679	149,134	1,679	-
1.6%	765	30	4,566	479	5,861	6,254	51	-
1.65%	7,792	5	7,656	271	13,148	37,760	492	-
1.7%	714	-	549	-	8,863	15,725	43	-
1.75%	3,527	604	7,405	21	65,959	213,516	876	-
1.8%	2,176	1,033	5,962	-	20,884	32,136	55	-
1.85%	1,100	392	757	34	15,543	19,666	340	-
1.9%	410	-	183	-	3,274	8,960	-	-
1.95%	927	-	589	441	7,149	19,822	196	-
2%	2,134	-	1,097	-	33,113	29,739	1,215	-
2.05%	3,404	524	2,143	-	5,062	7,095	-	-
2.1%	1,574	72	433	503	24,097	24,244	1,070	-
2.15%	2,197	-	45	-	19,414	30,551	117	-
2.2%	279	-	112	-	45,553	15,461	72	-
2.25%	1,717	-	911	-	3,948	15,946	-	-
2.3%	400	-	1,095	-	6,609	8,548	-	-
2.35%	565	-	638	-	14,244	32,134	516	-
2.4%	289	339	306	-	7,721	3,719	43	-
2.45%	164	-	1,027	-	1,136	3,232	1,118	-
2.5%	466	-	489	-	5,081	18,203	-	-
2.55%	-	-	-	-	2,281	2,623	-	-
2.6%	278	-	385	-	1,110	4,868	-	-
2.65%	-	-	-	-	271	571	-	-
2.7%	-	-	222	-	579	747	-	-
2.75%	-	-	-	-	236	41	-	-
2.8%	-	-	13	-	400	885	-	-
2.85%	-	-	-	-	79	-	-	-
2.9%	-	-	-	-	75	61	-	-
2.95%	-	-	-	-	93	360	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$55,958	$9,253	$56,268	$6,983	$570,283	$1,095,991	$14,972	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP

0.4%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	14	-
0.75%	-	-	-	-	639	-	1,287	-
0.8%	3	53	1,185	1,217	1,372	2,050	308	-
0.85%	-	-	-	-	437	-	55	-
0.95%	-	-	-	-	41	-	163	-
1.05%	-	-	-	-	31	-	2,037	-
1.1%	-	-	-	-	44	-	6,874	-
1.15%	-	-	-	-	4,055	-	89,771	-
1.2%	-	-	-	-	-	-	67	-
1.25%	-	-	-	-	686	-	28,261	-
1.3%	56,599	120,388	200,439	206,675	312,644	295,578	109,341	-
1.35%	-	-	-	-	2,112	-	30,736	-
1.4%	28,797	51,719	56,758	82,842	96,499	107,442	32,852	-
1.45%	-	-	-	-	1,420	-	30,180	-
1.5%	-	-	-	-	2,329	-	69,909	-
1.55%	-	-	-	-	3,963	-	86,225	-
1.6%	-	-	-	-	3,166	-	15,774	-
1.65%	-	-	-	-	2,881	-	26,021	-
1.7%	-	-	-	-	1,447	-	7,697	-
1.75%	-	-	-	-	3,405	-	122,907	-
1.8%	-	-	-	-	4,806	-	46,324	-
1.85%	-	-	-	-	800	-	2,794	-
1.9%	-	-	-	-	311	-	1,745	-
1.95%	-	-	-	-	1,236	-	49,055	-
2%	-	-	-	-	1,244	-	55,248	-
2.05%	-	-	-	-	301	-	1,779	-
2.1%	-	-	-	-	3,679	-	27,786	-
2.15%	-	-	-	-	576	-	7,196	-
2.2%	-	-	-	-	1,663	-	18,475	-
2.25%	-	-	-	-	323	-	1,088	-
2.3%	-	-	-	-	1	-	6,681	-
2.35%	-	-	-	-	222	-	2,330	-
2.4%	-	-	-	-	1,578	-	715	-
2.45%	-	-	-	-	5,395	-	2,447	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	1,418	-	494	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	2,205	-	211	-
2.7%	-	-	-	-	724	-	-	-
2.75%	-	-	-	-	4,735	-	-	-
2.8%	-	-	-	-	883	-	2,341	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$85,399	$172,160	$258,382	$290,734	$469,271	$405,070	$887,188	$37

	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	2	-	-	-
0.75%	-	-	-	-	166	-	-	-
0.8%	-	-	-	-	255	-	-	-
0.85%	-	-	-	-	2,618	-	-	-
0.95%	-	-	-	-	638	-	-	-
1.05%	-	-	-	-	128	-	-	-
1.1%	-	-	-	-	5,504	105	-	-
1.15%	-	-	35	-	29,758	-	313	-
1.2%	-	-	-	-	6	-	-	-
1.25%	-	-	-	-	2,337	-	3,082	-
1.3%	74	-	-	3,589	36,287	-	-	-
1.35%	-	-	-	-	7,509	-	-	-
1.4%	391	10	631	471	20,184	-	-	59
1.45%	-	-	-	-	9,996	-	-	-
1.5%	-	-	-	-	5,730	-	-	-
1.55%	-	-	-	-	56,848	-	-	-
1.6%	-	186	664	-	4,306	-	-	265
1.65%	-	-	-	-	5,938	-	-	-
1.7%	-	-	-	-	675	-	-	-
1.75%	-	45	3	-	42,684	-	-	40
1.8%	-	-	-	-	15,193	-	-	-
1.85%	-	-	-	-	2,273	-	-	-
1.9%	-	70	-	-	6,830	-	-	-
1.95%	-	-	-	-	11,673	-	-	-
2%	-	112	-	-	27,270	-	-	60
2.05%	-	-	45	-	1,843	-	-	-
2.1%	-	58	-	-	6,322	-	-	-
2.15%	-	-	-	-	2,176	-	-	-
2.2%	-	586	-	-	7,363	-	-	152
2.25%	-	-	-	-	629	-	-	-
2.3%	-	-	-	-	4,308	-	-	-
2.35%	-	-	-	-	8,200	-	-	-
2.4%	-	-	-	-	262	-	-	-
2.45%	-	-	-	-	6,473	-	-	-
2.5%	-	-	-	-	371	-	-	-
2.55%	-	-	-	-	2,223	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	254	-	-	-
2.7%	-	-	-	-	25	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	6,686	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$465	$1,067	$1,378	$4,060	$341,943	$105	$3,395	$576

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $1,130,915,809 and $948,657,740, respectively, and total transfers from the Account to the fixed account were $218,700,309 and $269,451,440, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,906,383 and $8,137,915 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $31,583,753 and $67,645,662 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,282,800 and $2,275,248 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$26,665,645,347	0	$26,665,645,347

The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$262,577	$224,759
MidCap Growth Portfolio - Class S Shares (ALMCS)	111,175	58,840
Growth Fund - Class 1 (AFGF)	1,107,651	1,149,580
High-Income Bond Fund - Class 1 (AFHY)	4,526,368	4,919,892
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	207,875	216,495
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	1,691,453	1,939,515
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	534,799	532,566
U.S. Equity Flex I Portfolio (WSCP)	4,222,349	5,849,016
VA International Equity Fund (HVIE)	1,078	1,067
VA Situs Fund (HVSIT)	4,233	4,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,010,028	1,392,547
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,439,166	2,726,870
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	9,907,895	10,471,432
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	2,029,344	2,262,522
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	464,052	628,432
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	109,979,820	86,736,690
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,169,800	2,257,712
Investors Growth Stock Series - Service Class (MIGSC)	2,555,526	2,751,753
Value Series - Service Class (MVFSC)	107,639,034	106,000,512
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	119,368	130,727
Core Plus Fixed Income Portfolio - Class I (MSVFI)	608,394	529,003
Core Plus Fixed Income Portfolio - Class II (MSVF2)	4,306,978	4,181,866
Emerging Markets Debt Portfolio - Class I (MSEM)	854,849	827,208
Emerging Markets Debt Portfolio - Class II (MSEMB)	333,041	339,000
U.S. Real Estate Portfolio - Class I (MSVRE)	9,766	13,677
U.S. Real Estate Portfolio - Class II (MSVREB)	5,644	8,040
Managed Allocation Fund - Moderate Growth II (VFMG2)	1,011,502	901,097
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	919,262	970,840
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,068,877	1,095,849
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,314,683	1,640,525
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,923,958	5,610,305
American Funds NVIT Bond Fund - Class II (GVABD2)	40,120,249	37,882,898
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	7,948,407	6,681,469
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,660,605	6,800,070
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,879,651	23,371,746
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,967,159	2,466,429
Federated NVIT High Income Bond Fund - Class III (HIBF3)	33,094,728	39,628,165
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	190,626	192,793
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	465,462	452,415
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	15,170,590	9,478,002
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	15,112,610	8,627,752

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	492,274	339,224
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	4,536,746	3,446,920
Gartmore NVIT International Equity Fund - Class I (GIG)	18,551	23,633
Gartmore NVIT International Equity Fund - Class III (GIG3)	10,304,019	6,355,168
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	3,795,806	5,075,776
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,168,800	660,278
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	227,017	247,306
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	16,642,623	18,824,692
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	7,158,172	8,953,358
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	994,282	917,783
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	147,501,599	136,680,278
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,369,354	3,307,505
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	6,828,913	5,770,158
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	19,552,225	22,290,860
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	1,344,172	1,154,929
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	9,865,531	8,433,891
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,248,902	2,188,206
NVIT Core Bond Fund - Class I (NVCBD1)	2,713,984	2,829,077
NVIT Core Bond Fund - Class II (NVCBD2)	85,010,215	89,929,377
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,531,488	4,032,920
NVIT Fund - Class I (TRF)	33,127,077	23,448,016
NVIT Fund - Class II (TRF2)	205,990,488	125,754,397
NVIT Global Financial Services Fund - Class II (GVGF2)	1,124,161	706,759
NVIT Global Financial Services Fund - Class III (GVGFS)	2,196,345	2,405,119
NVIT Government Bond Fund - Class I (GBF)	202,011,163	214,958,761
NVIT Growth Fund - Class I (CAF)	4,679,605	5,644,530
NVIT Health Sciences Fund - Class II (GVGH2)	1,394,615	1,287,358
NVIT Health Sciences Fund - Class III (GVGHS)	4,691,643	4,660,939
NVIT Health Sciences Fund - Class VI (GVGH6)	16,105,841	16,086,129
NVIT International Index Fund - Class VIII (GVIX8)	4,180,727	2,645,275
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	109,139,609	80,807,394
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,237,218	2,551,591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	29,296,940	28,213,534
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	72,156,889	66,711,815
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	181,063,463	157,814,179
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	24,698,289	23,560,783
NVIT Leaders Fund - Class III (GVUSL)	4,131,749	3,068,136
NVIT Mid Cap Index Fund - Class I (MCIF)	23,627,802	21,623,963
NVIT Money Market Fund - Class I (SAM)	289,196,380	289,196,380
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	7,692,044	8,876,821
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	169,326,848	156,881,136
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	276,330	194,159
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	2,908,101	1,693,084
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	5,224,902	4,693,733
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,534,600	3,918,328
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	75,265,735	95,391,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,476,289	1,388,703
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,045,169	6,461,795
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	25,891,019	31,296,131
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	95,764,166	84,606,017
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	108,547,432	105,764,098
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,150,389	1,703,833
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	3,108,002	2,012,050
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,351,928	6,699,744
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	16,480,753	11,615,051
NVIT Multi-Manager Small Company Fund - Class I (SCF)	22,599,635	15,388,041
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	11,123,237	7,136,279
NVIT Multi-Sector Bond Fund - Class I (MSBF)	9,919,838	8,687,987
NVIT Short Term Bond Fund - Class II (NVSTB2)	14,749,534	15,545,347
NVIT Technology & Communications Fund - Class I (GGTC)	167,660	177,612
NVIT Technology & Communications Fund - Class II (GGTC2)	823,842	762,931
NVIT Technology & Communications Fund - Class III (GGTC3)	4,967,181	6,181,985
NVIT Technology & Communications Fund - Class VI (GGTC6)	14,440,804	16,485,397
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	18,033,741	15,704,828
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	3,162,217	2,606,880
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,706,347	8,728,897
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	5,770,471	6,384,425
Templeton NVIT International Value Fund - Class III (NVTIV3)	109,026,006	132,352,992
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	40,392,429	31,907,928
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	9,442,744	12,477,273
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	7,210,668	9,522,731
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	103,056,579	90,682,420
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	5,396,786	5,635,554
Low Duration Portfolio - Advisor Class (PMVLAD)	27,097,927	27,736,471
V.I. Basic Value Fund - Series II (AVBV2)	8,566	9,283
V.I. Capital Appreciation Fund - Series II (AVCA2)	2,238,343	1,797,976
V.I. Capital Development Fund - Series II (AVCD2)	5,396,091	3,221,848
VPS Growth and Income Portfolio - Class B (ALVGIB)	2,917,526	2,006,922
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	5,132,991	5,121,801
Money Market Portfolio(TM) (CHSMM)	6,953,022	6,953,022
VP Balanced Fund - Class I (ACVB)	6,906,487	7,139,637
VP Capital Appreciation Fund - Class I (ACVCA)	22,351	27,840
VP Income & Growth Fund - Class I (ACVIG)	3,536,536	2,911,019
VP Income & Growth Fund - Class II (ACVIG2)	1,759,541	1,421,287
VP Inflation Protection Fund - Class II (ACVIP2)	12,136,088	12,837,152
VP International Fund - Class I (ACVI)	11,536	12,986
VP International Fund - Class III (ACVI3)	139	162
VP International Fund - Class IV (ACVI4)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	2,344,936	2,443,511
VP Mid Cap Value Fund - Class II (ACVMV2)	8,826,522	8,801,171
VP Ultra(R) Fund - Class II (ACVU2)	4,272	5,167
VP Value Fund - Class I (ACVV)	81,492,322	65,861,005
VP Value Fund - Class II (ACVV2)	98,772,111	85,545,812
VP Vista(SM) Fund - Class I (ACVVS1)	2,750	3,314
VP Vista(SM) Fund - Class II (ACVVS2)	1,319	1,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Small Cap Stock Index Portfolio - Service Shares (DVSCS)	30,470,343	19,183,716
Stock Index Fund, Inc. - Initial Shares (DSIF)	35,416,089	41,473,151
Stock Index Fund, Inc. - Service Shares (DSIFS)	11,942,632	11,071,471
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	6,887,649	6,113,061
Appreciation Portfolio - Initial Shares (DCAP)	4,460,253	4,250,884
Appreciation Portfolio - Service Shares (DCAPS)	2,064,921	1,783,038
Developing Leaders Portfolio - Service Shares (DVDLS)	604,064	357,620
Growth and Income Portfolio - Initial Shares (DGI)	2,245,931	2,443,293
Capital Appreciation Fund II - Service Shares (FCA2S)	584,068	622,221
Clover Value Fund II - Service Shares (FALFS)	1,343,389	966,529
Market Opportunity Fund II - Service Shares (FVMOS)	7,945,072	7,566,254
Quality Bond Fund II - Primary Shares (FQB)	3,251,082	3,384,461
Quality Bond Fund II - Service Shares (FQBS)	10,222,117	10,324,745
Contrafund Portfolio - Service Class 2 (FC2)	332,833,824	263,202,169
Equity-Income Portfolio - Initial Class (FEIP)	84,543,625	64,129,165
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	4,008,129	2,826,057
High Income Portfolio - Initial Class (FHIP)	13,590,040	12,325,547
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	30,172,141	26,748,567
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	443,832,954	425,277,179
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	22,011,868	15,091,388
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	10,291,610	7,546,303
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,007,524	1,729,212
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	5,525,409	5,030,550
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,796,163	1,365,879
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	1,836,789	1,628,966
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,523,318	1,040,603
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	3,097,524	2,418,875
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	15,442,839	18,139,592
VIP Fund - Growth Portfolio - Initial Class (FGP)	69,553,075	53,771,294
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	7,459,916	5,792,957
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	10,824,484	14,601,534
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	7,280,475	7,772,298
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	155,942,063	166,464,325
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,291,824	3,552,814
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	19,867,907	15,912,013
VIP Fund - Overseas Portfolio - Initial Class (FOP)	10,412,790	10,781,603
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	6,540,701	6,180,300
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	476,144	440,446
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	16,929,843	11,589,015
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	4,266,076	3,020,868
Franklin Income Securities Fund - Class 2 (FTVIS2)	15,198,887	12,373,022
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	11,839,388	11,564,895
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	61,982,822	68,295,743
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	15,087,380	10,009,801
Templeton Foreign Securities Fund - Class 2 (TIF2)	691,763	714,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	17,268,725	14,434,591
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,366,356	7,239,971
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,329,674	3,685,964
Growth Portfolio - I Class Shares (AMTG)	70,076	87,939
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	8,805	8,710
Partners Portfolio - I Class Shares (AMTP)	28,060	28,512
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,415,600	1,686,797
Socially Responsive Portfolio - I Class Shares (AMSRS)	5,905,059	4,690,451
Balanced Fund/VA - Non-Service Shares (OVMS)	12,487,742	8,834,684
Capital Appreciation Fund/VA - Service Class (OVCAFS)	41,002,796	43,017,320
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	45,404,063	50,606,523
Core Bond Fund/VA - Non-Service Shares (OVB)	11,048,146	7,427,460
Global Securities Fund/VA - Class 3 (OVGS3)	10,209,844	10,766,066
Global Securities Fund/VA - Class 4 (OVGS4)	8,055,709	7,055,129
Global Securities Fund/VA - Non-Service Shares (OVGS)	13,884,413	22,086,133
Global Securities Fund/VA - Service Class (OVGSS)	2,281,530	2,426,381
High Income Fund/VA - Class 3 (OVHI3)	713,339	804,235
High Income Fund/VA - Class 4 (OVHI4)	3,148,882	3,953,876
High Income Fund/VA - Non-Service Shares (OVHI)	6,110	1,483
High Income Fund/VA - Service Class (OVHIS)	2,756,100	661,196
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,310,614	3,223,555
Main Street Fund(R)/VA - Service Class (OVGIS)	164,078,420	121,785,093
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,707,447	2,092,844
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	2,306,767	3,446,211
MidCap Fund/VA - Non-Service Shares (OVAG)	1,856,381	1,614,301
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	1,255,445	723,607
Putnam VT International Equity Fund - IB Shares (PVTIGB)	138,126	112,803
Putnam VT Voyager Fund - IB Shares (PVTVB)	829,082	1,004,122
Diversified Stock Fund Class A Shares (VYDS)	96,134	70,687
Blue Chip Growth Portfolio - II (TRBCG2)	46,857,389	53,685,816
Equity Income Portfolio - II (TREI2)	93,681,446	86,924,184
Health Sciences Portfolio - II (TRHS2)	596,197	591,305
Limited-Term Bond Portfolio - II (TRLT2)	740	740
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,518,679	1,484,725
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,966,164	1,846,584
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	7,674,270	6,020,753
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	5,090,212	3,242,390
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,960,979	5,479,620
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	3,351,318	6,901,131
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	10,101,259	11,413,484
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	36	38
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	53,630	63,337
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	101,715	94,308
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	675,883	675,883
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	49,622	65,124
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	8,957,972	10,539,995
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	2,168	1,851
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	3,152	3,387
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	34,292	36,989

Total	$5,203,143,584	$4,791,511,374

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95% to 1.05%	18,711	$11.82 to $ 11.74	$220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
Growth Fund - Class 1 (AFGF)
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
High - Income Bond Fund - Class 1 (AFHY)
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10 to 10.10	1,628,659	0.00%	1.04% to 1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
VA International Equity Fund (HVIE)
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	*
VA Situs Fund (HVSIT)
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	*
Insurance Trust -Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
Janus Aspen Series - Forty Portfolio -Service Shares (JACAS)
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	*
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.80% to 1.40%	429,603	$5.43 to $ 5.09	$2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
Janus Aspen Series - INTECH Risk- Managed Core Portfolio -Service Shares (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	*
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
Janus Aspen Series - Overseas Portfolio -Service Shares (JAIGS)
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
Investors Growth Stock Series - Service Class (MIGSC)
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
Value Series - Service Class (MVFSC)
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
U.S. Real Estate Portfolio - Class II (MSVREB)
2010	1.35%	27	$22.95	$620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
2006	1.15% to 2.60%	703,592	12.08 to 11.62	8,580,243	2.61%	9.15% to 7.56%
AllianceBernstein NVIT Global Fixed Income Fund -Class III (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	*
American Century NVIT Multi Cap Value Fund -Class I (NVAMV1)
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	*
American Century NVIT Multi Cap Value Fund -Class II (NVAMV2)
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	*
American Funds NVIT Asset Allocation Fund -Class II (GVAAA2)
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	*
American Funds NVIT Bond Fund -Class II (GVABD2)
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	*
American Funds NVIT Global Growth Fund -Class II (GVAGG2)
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	*
American Funds NVIT Growth Fund -Class II (GVAGR2)
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	*
American Funds NVIT Growth-Income Fund -Class II (GVAGI2)
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	*
Federated NVIT High Income Bond Fund -Class I (HIBF)
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
Federated NVIT High Income Bond Fund -Class III (HIBF3)
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	*
Gartmore NVIT Emerging Markets Fund -Class I (GEM)
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	1.10% to 2.45%	52,785	$38.90 to $ 34.91	$1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
2006	0.80% to 1.40%	10,735	12.77 to 12.30	133,086	1.00%	31.90% to 31.11%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.80% to 2.65%	2,416,119	$9.32 to $ 8.87	$22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*
NVIT Cardinal Balanced Fund -Class II (NVCRB2)
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*
NVIT Cardinal Capital Appreciation Fund -Class II (NVCCA2)
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*
NVIT Cardinal Conservative Fund -Class II (NVCCN2)
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*
NVIT Cardinal Moderate Fund -Class II (NVCMD2)
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*
NVIT Cardinal Moderately Aggressive Fund -Class II (NVCMA2)
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*
NVIT Core Bond Fund -Class I (NVCBD1)
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*
NVIT Core Bond Fund -Class II (NVCBD2)
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*
NVIT Core Plus Bond Fund -Class II (NVLCP2)
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*
NVIT Fund - Class I (TRF)
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	5,881,078	23.33 to 26.61	329,928,198	1.04%	12.72% to 12.04%
NVIT Fund - Class II (TRF2)
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
NVIT Global Financial Services Fund -Class II (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
NVIT Global Financial Services Fund -Class III (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
NVIT Government Bond Fund -Class I (GBF)
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	24,042,781	17.07 to 9.82	364,128,878	4.10%	2.52% to -0.01%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Growth Fund - Class I (CAF)
2010	0.80% to 1.40%	1,929,649	$15.63 to $ 16.98	$36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to - 27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
2006	0.95% to 2.50%	1,150,570	10.75 to 10.31	12,177,962	0.00%	1.45% to -0.14%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	*
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
NVIT Investor Destinations Balanced Fund -Class II (NVDBL2)
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	*
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	*
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	*
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
NVIT Leaders Fund -Class III (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.40% to 3.05%	5,115,318	$11.37 to $ 17.50	$99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
NVIT Money Market Fund -Class I (SAM)
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
NVIT Multi-Manager International Growth Fund -Class III (NVMIG3)
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	*
NVIT Multi-Manager International Value Fund -Class II (GVDIV2)
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
NVIT Multi-Manager International Value Fund -Class III (GVDIV3)
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
NVIT Multi-Manager International Value Fund -Class VI (GVDIV6)
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
NVIT Multi-Manager Large Cap Growth Fund -Class I (NVMLG1)
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	*
NVIT Multi-Manager Large Cap Growth Fund -Class II (NVMLG2)
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	*
NVIT Multi-Manager Large Cap Value Fund -Class I (NVMLV1)
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	*
NVIT Multi-Manager Large Cap Value Fund -Class II (NVMLV2)
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	*
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	*
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.65% to 2.80%	1,120,559	$8.62 to $ 11.86	$16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	*
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
NVIT Multi-Manager Small Cap Value Fund -Class II (SCVF2)
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
NVIT Multi-Manager Small Company Fund -Class I (SCF)
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
NVIT Multi-Manager Small Company Fund -Class II (SCF2)
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
NVIT Multi-Sector Bond Fund -Class I (MSBF)
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
NVIT Short Term Bond Fund -Class II (NVSTB2)
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	*
NVIT Technology & Communications Fund -Class I (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
NVIT Technology & Communications Fund -Class II (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
NVIT Technology & Communications Fund -Class III (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
NVIT Technology & Communications Fund -Class VI (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
NVIT U.S. Growth Leaders Fund -Class II (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	*
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
NVIT U.S. Growth Leaders Fund -Class III (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.80% to 1.40%	30,384,486	$14.02 to $ 13.88	$422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund -Class II (NVOLG2)
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	*
Templeton NVIT International Value Fund -Class III (NVTIV3)
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	*
Van Kampen NVIT Comstock Value Fund -Class II (EIF2)
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
Van Kampen NVIT Real Estate Fund -Class I (NVRE1)
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	*
Van Kampen NVIT Real Estate Fund -Class II (NVRE2)
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	*
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
Foreign Bond Portfolio (Unhedged) -Advisor Class (PMVFAD)
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	*
Low Duration Portfolio -Advisor Class (PMVLAD)
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	*
V.I. Basic Value Fund -Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
2006	0.95% to 2.95%	3,021,464	14.14 to 15.42	52,769,013	0.12%	11.87% to 9.62%
V.I. Capital Appreciation Fund -Series II (AVCA2)
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	*
V.I. Capital Development Fund -Series II (AVCD2)
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	*
VPS Growth and Income Portfolio -Class B (ALVGIB)
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
VPS Small/Mid Cap Value Portfolio -Class B (ALVSVB)
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	*
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
Money Market Portfolio(TM) (CHSMM)
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Balanced Fund - Class I (ACVB)
2010	0.80% to 1.40%	1,591,690	$ 20.70 to $ 22.04	$37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
VP Capital Appreciation Fund -Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
VP Income & Growth Fund -Class II (ACVIG2)
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
VP Inflation Protection Fund -Class II (ACVIP2)
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
VP International Fund -Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
VP International Fund -Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
VP International Fund -Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
VP International Fund -Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	*
VP Mid Cap Value Fund -Class II (ACVMV2)
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
VP Ultra(R) Fund -Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
VP Ultra(R) Fund -Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	$21.33 to $ 19.71	$59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
2006	0.95% to 2.95%	5,699,037	15.45 to 15.95	104,054,486	1.05%	17.34% to 14.98%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
2006	1.30% to 1.40%	15,762	9.54	150,403	0.00%	-4.56% to -4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	*
2006	1.10% to 2.90%	242,388	12.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
2006	0.80% to 1.40%	3,504,269	18.37 to 22.39	82,432,140	0.11%	8.33% to 7.68%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
Appreciation Portfolio -Service Shares (DCAPS)
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
Developing Leaders Portfolio -Service Shares (DVDLS)
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
Growth and Income Portfolio -Initial Shares (DGI)
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 2.40%	159,179	$ 12.75 to $ 13.50	$2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
Clover Value Fund II -Service Shares (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
Market Opportunity Fund II -Service Shares (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	*
Quality Bond Fund II -Primary Shares (FQB)
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
Quality Bond Fund II -Service Shares (FQBS)
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
Contrafund Portfolio -Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	*
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
Fidelity(R) VIP Fund -Value Strategies Portfolio -Service Class 2 (FVSS2)
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
High Income Portfolio -Initial Class (FHIP)
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
VIP Fund -Asset Manager Portfolio -Initial Class (FAMP)
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
VIP Fund -Contrafund Portfolio -Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
VIP Fund -Energy Portfolio -Service Class 2 (FNRS2)
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Equity - Income Portfolio - Service Class 2 (FEI2)
2010	0.75% to 3.30%	9,964,580	$8.55 to $ 11.96	$147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	*
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51	1,711,515	3.28%	5.13% to 5.05%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53	1,458,810	2.86%	5.33% to 5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	*
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2010	0.65% to 3.20%	33,793,486	$11.81 to $ 10.97	$424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	*
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	*
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	*
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.80% to 2.80%	1,928,435	$12.81 to $ 17.26	$35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	*
Growth Portfolio - I Class Shares (AMTG)
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	*
Small-Cap Growth Portfolio -S Class Shares (AMFAS)
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.80% to 1.40%	2,027,729	$18.44 to $ 19.22	$48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
Core Bond Fund/VA - Non- Service Shares (OVB)
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
Global Securities Fund/VA - Non - Service Shares (OVGS)
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
High Income Fund/VA -Class 3 (OVHI3)
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	*
High Income Fund/VA - Class 4 (OVHI4)
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.80% to 1.40%	1,392,924	$9.81 to $ 9.20	$12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
Diversified Stock Fund Class A Shares (VYDS)
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	*
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	$11.34	$11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
Worldwide Insurance Trust -Worldwide Bond Fund -Class R1 (VWBFR)
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Class R1 (VWEMR)
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Class R1 (VWHAR)
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	*
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
2006	0.80% to 1.40%	1,470,219	23.26 to 22.89	33,718,368	0.07%	23.54% to 22.80%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	*
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderate (WRPMP)
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Advantage Funds Variable Trust -VT Discovery Fund (SVDF)
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
Advantage Funds Variable Trust -VT Large Company Growth Fund (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
Advantage Funds Variable Trust -VT Money Market Fund (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
Advantage Funds Variable Trust -VT Opportunity Fund (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
Advantage Funds Variable Trust -VT Small Cap Growth Fund (WFVSCG)
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2010	1.10%	1,026	$ 9.51	$9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	*
Advantage Funds Variable Trust -VT Total Return Bond Fund (WFVTRB)
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
Advantage Funds(R) - VT Omega Growth -Class 2 (WFVOG2)
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
J.P. Morgan NVIT Balanced Fund -Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
Managed Allocation Fund -Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
Managed Allocation Fund -Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
NVIT Mid Cap Growth Fund -Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
Series Trust II -Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
Variable Contracts Trust -Small Cap Value VCT Portfolio -Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	*

2010	Reserves for annuity contracts in payout phase:			$8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			$8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			$7,453,205
2008	Contract owners equity:			$16,006,481,073
2007	Reserves for annuity contracts in payout phase:			$12,121,909
2007	Contract owners equity:			$22,175,260,947
2006	Reserves for annuity contracts in payout phase:			$11,157,956
2006	Contract owners equity:			$17,880,717,436
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented